UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-08009

                        Old Mutual Insurance Series Fund
               (Exact name of registrant as specified in charter)
                                    --------


                       4643 South Ulster Street, Suite 600
                                Denver, CO 80237
                    (Address of principal executive offices)

                               Julian F. Sluyters
              4643 South Ulster Street, Suite 600, Denver, CO 80237
                     (Name and address of agent for service)

                                   Copies to:

      William H. Rheiner, Esq.                       Andra C. Ozols, Esq.
 Stradley Ronon Stevens & Young, LLP               Old Mutual Capital, Inc.
      2600 One Commerce Square               4643 South Ulster Street, Suite 600
       Philadelphia, PA 19103                          Denver, CO 80237
           (215) 564-8082                               (720) 200-7725


               Registrant's telephone number, including area code:
                                 1-888-772-2888

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2008

Item 1.       Reports to Stockholders.

[OLD MUTUAL LOGO]
Insurance Series Fund











                        Old Mutual Insurance Series Fund
                                   SEMI-ANNUAL
                                     REPORT



                                  June 30, 2008




Old Mutual Columbus Circle Technology and
Communications Portfolio

TABLE OF CONTENTS

About This Report                                2

Message to Shareholders                          3

Portfolio Summary                                4

Schedule of Investments                          5

Statement of Assets & Liabilities                8

Statement of Operations                          9

Statement of Changes in Net Assets              10

Financial Highlights                            11

Notes to Financial Statements                   12

Proxy Voting and Portfolio Holdings             19

Portfolio Expenses Example                      20

ABOUT THIS REPORT

HISTORICAL RETURNS
--------------------------------------------------------------------------------

All total returns mentioned in this report account for the change in the Portfolio's per-share price and assume the reinvestment of any dividends and capital gain distributions. The Portfolio's performance results do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. The returns for certain periods may reflect fee waivers and/ or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

The Portfolio is only available through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The Portfolio's performance does not reflect the fees and expenses associated with the variable insurance products. Early withdrawal from the variable insurance products may result in tax penalties as well as sales charges assessed by the variable annuity provider.

PORTFOLIO DATA
--------------------------------------------------------------------------------

This report reflects views, opinions, and Portfolio holdings as of June 30, 2008, the end of the report period, and is subject to change. The information is not a complete analysis of every aspect of any sector, industry, security or the Portfolio.

Opinions and forecasts regarding industries, companies and/or themes, and Portfolio composition and holdings, are subject to change at any time based on market and other conditions, and should not be construed as a recommendation of any specific security or as investment advice. Percentage holdings as of June 30, 2008 are included in the Portfolio's Schedule of Investments. There is no assurance that the securities purchased will remain in the Portfolio or that securities sold have not been repurchased.

There are risks associated with mutual fund investing, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment and the technology sector has been among the most volatile sectors in the market. An investment in a Portfolio is not a bank deposit or other obligation, or guaranteed by a depository institution. It is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

The portfolio may utilize call options as part of its investment strategy. Call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities and are not suitable for all investors.

COMPARATIVE INDEXES
--------------------------------------------------------------------------------

The comparative indexes discussed in this report are meant to provide a basis for judging the Portfolio's performance against a specific securities index. Each index accounts for changes in security price and assumes reinvestment of dividends and distributions, but does not reflect the cost of managing a mutual fund. The Portfolio may significantly differ in holdings and composition from the index and individuals cannot invest directly in an index.

Russell 3000(R) Growth Index

The unmanaged Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 3000(R) Value Index

Measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Value or the Russell 2000(R) Value Indexes.

S&P 500 Index

The unmanaged S&P 500 Index is a market value-weighted index that measures the performance of large-cap common stocks across all major industries.

Index returns and statistical data included in this report are provided by Bloomberg and FactSet.

MESSAGE TO SHAREHOLDERS


Dear Shareholder:

Financial markets were volatile during the semi-annual period ended June 30, 2008. The first quarter of the period was trying for investors as every major domestic equity index traded lower. With market volatility higher and investor sentiment biased toward risk aversion, companies with the highest earnings growth prospects fared the worst during the quarter. The second quarter began with a strong rally propelling all the major indices higher. The rally was short-lived, however, as surging crude oil prices, declining consumer confidence and ailing financial firms continued to fuel broad concerns about the economy and profits. Equity markets were generally weak across the board, without regard to market capitalization or investment style, although emerging market economies continued to garner interest. During the period, U.S. stocks, as measured by the S&P 500 Index, declined by (11.91)%. The broad market Russell 3000(R) Growth and Russell 3000(R) Value Indexes posted declines of (9.04)% and (13.28)%, respectively. Overall, the period was one where growth stock indexes outperformed value-oriented indexes on a relative basis, while mid-cap stocks outperformed large and small cap peers.

The downturn in the housing market and dislocation in the mortgage market that contributed to the sharp increase in volatility in the latter half of 2007 continued throughout the first six months of 2008. The decreased willingness for market participants to adequately price a wide range of previously liquid financial instruments led to a credit crunch that severely disrupted all markets in March. Sagging home prices, uncertainty in the labor markets, decelerating wage growth and high gas prices brought consumer confidence down to a level not seen in decades. Overall, concerns about the U.S. economy and the credit crunch caused a major downturn in stock prices regardless of the individual company's fundamentals. Against this backdrop, Old Mutual Insurance Series Fund Portfolios produced results during the period that were generally in-line with the returns of their respective benchmarks.

Despite this challenging environment, there are several reasons to remain cautiously optimistic as we look forward into the rest of 2008 and beyond. While the markets in the short term continue to be driven by momentum, we believe the next six to twelve months may show a rotation back to long ignored equities with solid cash balances, reasonable debt levels, and good growth prospects. We are focusing our attention on companies we believe will do well regardless of the headlines in the paper.

As always, we are grateful for your support and will continue to work diligently to enhance your experience as an investor in Old Mutual Insurance Series Fund Portfolios. Please do not hesitate to contact us if there is anything we can do to serve you better. Feel free to contact me directly, at President@oldmutualcapital.com, or please see the back cover of this report for other contact information.


Sincerely,

/s/ Julian F. Sluyters

Julian F. Sluyters
President
Old Mutual Insurance Series Fund

OLD MUTUAL COLUMBUS CIRCLE TECHNOLOGY AND COMMUNICATIONS PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY (UNAUDITED)

Top Ten Holdings as of June 30, 2008
--------------------------------------------------
Apple                                      5.4%
--------------------------------------------------
International Business Machines            4.8%
--------------------------------------------------
Qualcomm                                   4.6%
--------------------------------------------------
Genentech                                  3.8%
--------------------------------------------------
Google, Cl A                               3.6%
--------------------------------------------------
Research In Motion                         3.6%
--------------------------------------------------
Marvell Technology Group                   3.6%
--------------------------------------------------
Applied Materials                          3.5%
--------------------------------------------------
Genzyme                                    3.5%
--------------------------------------------------
Alcon                                      3.1%
--------------------------------------------------
As a % of Total Portfolio Investments     39.5%
--------------------------------------------------


Sector Weightings as of June 30, 2008 - % of Total Portfolio Investments
--------------------------------------------------------------------------------
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Cash Equivalents                           2.0%
Consumer Discretionary                     1.6%
Energy                                     3.3%
Health Care                               17.2%
Industrials                                3.5%
Information Technology                    65.1%
Materials                                  2.3%
Telecommunication Services                 5.0%

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

---------------------------------------------------------------------
Description                                   Shares    Value (000)
---------------------------------------------------------------------

Common Stock - 96.6%
Agricultural Chemicals - 1.2%
Monsanto                                       5,400   $        683
                                                       --------------

Total Agricultural Chemicals                                    683
---------------------------------------------------------------------

Applications Software - 1.0%
Salesforce.com*                                8,100            553
                                                       --------------

Total Applications Software                                     553
---------------------------------------------------------------------

B2B/E-Commerce - 1.5%
Ariba*                                        56,500            831
                                                       ______________

Total B2B/E-Commerce                                            831
_____________________________________________________________________

Cable TV - 1.5%
Comcast, Cl A                                 44,000            835
                                                       ______________

Total Cable TV                                                  835
_____________________________________________________________________

Chemicals-Diversified - 1.0%
Rockwood Holdings*                            15,700            546
                                                       ______________

Total Chemicals-Diversified                                     546
---------------------------------------------------------------------

Commercial Services-Finance - 3.9%
MasterCard, Cl A                               3,700            982
Visa, Cl A*                                   14,400          1,171
                                                       ______________

Total Commercial Services-Finance                             2,153
_____________________________________________________________________

Computer Software - 0.5%
Omniture* (A)                                 13,672            254
                                                       ______________

Total Computer Software                                         254
_____________________________________________________________________

Computers - 15.5%
Apple*                                        17,400          2,913
Hewlett-Packard (A)                           23,500          1,039
International Business Machines               21,700          2,572
Research In Motion*                           16,600          1,941
                                                       ______________

Total Computers                                               8,465
_____________________________________________________________________

E-Commerce/Services - 0.9%
eBay*                                         17,000            465
                                                       ______________

Total E-Commerce/Services                                       465
_____________________________________________________________________

Electronic Components-Semiconductors - 3.8%
Lattice Semiconductor*                       256,000            801
Monolithic Power Systems*                     24,800            536
Netlogic Microsystems*                        22,944            762
                                                       --------------

Total Electronic Components-Semiconductors                    2,099
---------------------------------------------------------------------

Electronic Connectors - 1.0%
Amphenol, Cl A                                11,900            534
                                                       ______________

Total Electronic Connectors                                     534
_____________________________________________________________________


---------------------------------------------------------------------
Description                                   Shares    Value (000)
---------------------------------------------------------------------

Electronic Forms - 2.0%
Adobe Systems*                                27,448   $      1,081
                                                       ______________

Total Electronic Forms                                        1,081
_____________________________________________________________________

Energy-Alternate Sources - 2.9%
Energy Conversion Devices*                     9,700            714
First Solar*                                   3,200            873
                                                       --------------

Total Energy-Alternate Sources                                1,587
---------------------------------------------------------------------

Enterprise Software/Services - 3.2%
BMC Software*                                 33,600          1,210
Concur Technologies* (A)                      17,100            568
                                                       --------------

Total Enterprise Software/Services                            1,778
---------------------------------------------------------------------

Industrial Audio & Video Products - 1.4%
Dolby Laboratories, Cl A*                     18,900            762
                                                       --------------

Total Industrial Audio & Video Products                         762
---------------------------------------------------------------------

Internet Infrastructure Software - 3.4%
Akamai Technologies* (A)                      21,600            751
F5 Networks*                                  38,000          1,080
                                                       ______________

Total Internet Infrastructure Software                        1,831
_____________________________________________________________________

Internet Security - 2.1%
VeriSign*                                     30,800          1,164
                                                       --------------

Total Internet Security                                       1,164
---------------------------------------------------------------------

Machinery-Construction & Mining - 0.6%
Joy Global                                     4,055            307
                                                       --------------

Total Machinery-Construction & Mining                           307
---------------------------------------------------------------------

Medical Instruments - 1.1%
NuVasive*                                     13,000            581
                                                       ______________

Total Medical Instruments                                       581
---------------------------------------------------------------------

Medical-Biomedical/Genetic - 10.7%
Celgene*                                       8,900            568
Genentech*                                    27,300          2,072
Genzyme*                                      26,100          1,880
Gilead Sciences*                              24,600          1,303
                                                       --------------

Total Medical-Biomedical/Genetic                              5,823
---------------------------------------------------------------------

Networking Products - 4.0%
Cisco Systems* (A)                            70,400          1,638
Juniper Networks* (A)                         25,000            555
                                                       --------------

Total Networking Products                                     2,193
---------------------------------------------------------------------

Oil Field Machinery & Equipment - 3.3%
Cameron International*                        17,900            991
National Oilwell Varco*                        9,000            798
                                                       --------------

Total Oil Field Machinery & Equipment                         1,789
---------------------------------------------------------------------

OLD MUTUAL COLUMBUS CIRCLE TECHNOLOGY AND COMMUNICATIONS PORTFOLIO - concluded
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

---------------------------------------------------------------------
Description                                   Shares    Value (000)
---------------------------------------------------------------------

Optical Supplies - 3.1%
Alcon                                         10,300   $      1,677
                                                       ______________

Total Optical Supplies                                        1,677
_____________________________________________________________________

Patient Monitoring Equipment - 1.4%
Masimo*                                       22,000            756
                                                       --------------

Total Patient Monitoring Equipment                              756
_____________________________________________________________________

Semiconductor Components-Integrated Circuits - 3.5%
Marvell Technology Group*                    109,400          1,932
                                                       ______________

Total Semiconductor
   Components-Integrated Circuits                             1,932
_____________________________________________________________________

Semiconductor Equipment - 4.4%
Applied Materials                             99,600          1,901
Veeco Instruments*                            31,537            507
                                                       ______________

Total Semiconductor Equipment                                 2,408
_____________________________________________________________________

Telecommunications Equipment - 1.0%
CommScope*                                    10,800            570
                                                       ______________

Total Telecommunications Equipment                              570
_____________________________________________________________________

Telecommunications Equipment-Fiber Optics - 1.8%
Corning (A)                                   42,600            982
                                                       --------------

Total Telecommunications Equipment-Fiber Optics                 982
---------------------------------------------------------------------

Therapeutics - 0.8%
BioMarin Pharmaceuticals*                     15,500            449
                                                       --------------

Total Therapeutics                                              449
---------------------------------------------------------------------

Web Hosting/Design - 1.0%
Equinix*                                       6,200            553
                                                       ______________

Total Web Hosting/Design                                        553
_____________________________________________________________________

Web Portals/ISP - 3.6%
Google, Cl A*                                  3,700          1,948
                                                       ______________

Total Web Portals/ISP                                         1,948
---------------------------------------------------------------------

Wireless Equipment - 9.5%
American Tower, Cl A*                         18,300            773
Qualcomm                                      56,400          2,502
Rogers Communications, Cl B                   27,100          1,048
SBA Communications, Cl A*                     23,800            857
                                                       --------------

Total Wireless Equipment                                      5,180
                                                       --------------

Total Common Stock (Cost $46,345)                            52,769
---------------------------------------------------------------------


---------------------------------------------------------------------
Description                                   Shares    Value (000)
---------------------------------------------------------------------

Money Market Fund - 2.0%
Dreyfus Cash Management Fund,
   Institutional Class, 2.780% (B)         1,095,879   $      1,096
                                                       --------------

Total Money Market Fund (Cost $1,096)                         1,096
---------------------------------------------------------------------

Total Investments - 98.6% (Cost $47,441)                     53,865
---------------------------------------------------------------------

Written Options - (0.8)%
Akamai Technologies,
   January 2009, 100 Call,
   Strike Price: $40*                            (70)           (24)
Cisco Systems,
   January 2009, 100 Call,
   Strike Price: $25*                           (477)           (80)
Cisco Systems,
   January 2009, 100 Call,
   Strike Price: $20*                           (227)          (102)
Concur Technologies,
   November 2008, 100 Call,
   Strike Price: $40*                           (171)           (38)
Corning,
   January 2009, 100 Call,
   Strike Price: $25*                           (426)           (80)
Hewlett-Packard,
   January 2009, 100 Call,
   Strike Price: $40*                           (115)           (81)
Juniper Networks,
   January 2009, 100 Call,
   Strike Price: $25*                           (250)           (50)
Omniture,
   December 2008, 100 Call,
   Strike Price: $35*                            (20)            (1)
                                                       --------------

Total Written Options (Premiums received $500)                 (456)
---------------------------------------------------------------------

Other Assets and Liabilities, Net - 2.2%                      1,206
---------------------------------------------------------------------

Total Net Assets - 100.0%                              $     54,615
_____________________________________________________________________

* Non-income producing security.
(A) - All or a portion of the security has been pledged as collateral for written option contracts.
(B) - The rate reported represents the 7-day effective yield as of June 30, 2008.
Cl - Class
ISP - Internet Service Provider
Cost figures are shown with "000's" omitted.

FAS 157 Footnote Disclosure:

The Portfolio utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows:


Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used as of June 30, 2008 in valuing the Portfolio's net assets were as follows:

                                                            Written
                                              Investments   Options
             Valuation Inputs                    (000)       (000)
---------------------------------------------------------------------
Level 1 - quoted prices                         $53,865     $(456)
Level 2 - other significant observable inputs         -         -
Level 3 - significant unobservable inputs             -         -
---------------------------------------------------------------------
Total                                           $53,865     $(456)
---------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS & LIABILITIES (000, excluding shares)
AS OF JUNE 30, 2008 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                                                                                 Old Mutual
                                                                                         Columbus Circle Technology
                                                                                        and Communications Portfolio
----------------------------------------------------------------------------------------------------------------------
Assets:
   Investment Securities, at cost                                                               $    47,441
----------------------------------------------------------------------------------------------------------------------
   Investment Securities, at value                                                              $    53,865
   Receivable for Capital Shares Sold                                                                     1
   Receivable for Investment Securities Sold                                                          5,913
   Receivable for Dividends and Interest                                                                  9
   Receivable from Investment Advisor                                                                    52
----------------------------------------------------------------------------------------------------------------------
      Total Assets                                                                                   59,840
----------------------------------------------------------------------------------------------------------------------
Liabilities:
   Written Options, at Value (Premiums received of $500)                                                456
   Payable for Investment Securities Purchased                                                        4,485
   Payable for Management Fees                                                                           78
   Payable for Capital Shares Redeemed                                                                   63
   Payable for Trustees' Fees                                                                            35
   Accrued Expenses                                                                                     108
----------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                                               5,225
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                      $    54,615
----------------------------------------------------------------------------------------------------------------------
Net Assets:
   Paid-in Capital ($0.001 par value, unlimited authorization) based on 18,225,689
      outstanding shares of beneficial interest                                                 $ 1,434,545
   Undistributed Net Investment Income                                                                   22
   Accumulated Net Realized Loss on Investments and Written Options Contracts                    (1,386,420)
   Net Unrealized Appreciation on Investments and Written Options Contracts                           6,468
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                      $    54,615
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share                                        $      3.00
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                                                                                 Old Mutual
                                                                                         Columbus Circle Technology
                                                                                        and Communications Portfolio
----------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends                                                                                    $       277
   Less: Foreign Taxes Withheld                                                                          (8)
----------------------------------------------------------------------------------------------------------------------
      Total Investment Income                                                                           269
----------------------------------------------------------------------------------------------------------------------
Expenses:
   Management Fees                                                                                      276
   Trustees' Fees                                                                                        43
   Custodian Fees                                                                                         8
   Professional Fees                                                                                     42
   Printing Fees                                                                                         25
   Transfer Agent Fees                                                                                   11
   Other Expenses                                                                                        14
----------------------------------------------------------------------------------------------------------------------
      Total Expenses                                                                                    419
----------------------------------------------------------------------------------------------------------------------
Less:
   Waiver of Management Fees                                                                           (172)
----------------------------------------------------------------------------------------------------------------------
      Net Expenses                                                                                      247
----------------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                                                 22
----------------------------------------------------------------------------------------------------------------------
   Net Realized Gain from Security Transactions                                                         283
   Net Realized Gain on Foreign Currency Transactions                                                     1
   Net Realized Gain on Written Option Contracts                                                        325
   Net Change in Unrealized Depreciation on Investments                                             (11,483)
   Net Change in Unrealized Appreciation on Written Option Contracts                                     30
----------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Loss on Investments                                                  (10,844)
----------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Resulting from Operations                                             $   (10,822)
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)

------------------------------------------------------------------------------------------------------------------------
                                                                                                 Old Mutual
                                                                                         Columbus Circle Technology
                                                                                        and Communications Portfolio
------------------------------------------------------------------------------------------------------------------------
                                                                                         1/1/08 to        1/1/07 to
                                                                                          6/30/08          12/31/07
                                                                                         (Unaudited)
------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss)                                                           $     22        $   (288)
   Net Increase from Payment by Affiliates                                                       -               1 (1)
   Net Realized Gain from Investments, Written Option Contracts
      and Foreign Currency Transactions                                                        609          20,682
   Net Change in Unrealized Appreciation (Depreciation) on Investments
      and Written Option Contracts                                                         (11,453)         (1,074)
------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations                         (10,822)         19,321
------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Shares Issued                                                                               414           1,204
   Shares Redeemed                                                                          (4,658)        (22,746)
------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived from Capital Shares Transactions                          (4,244)        (21,542)
------------------------------------------------------------------------------------------------------------------------
   Total Decrease in Net Assets                                                            (15,066)         (2,221)
------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period                                                                      69,681          71,902
------------------------------------------------------------------------------------------------------------------------
   End of Period                                                                          $ 54,615        $ 69,681
------------------------------------------------------------------------------------------------------------------------
Undistributed Net Investment Income                                                       $     22        $      -
------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Shares Issued                                                                               134             368
   Shares Redeemed                                                                          (1,508)         (7,720)
------------------------------------------------------------------------------------------------------------------------
   Net Decrease in Shares Outstanding                                                       (1,374)         (7,352)
------------------------------------------------------------------------------------------------------------------------

Amounts designated as "-" are either $0 or have been rounded to $0.

(1) See Note 3.


The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD ENDED DECEMBER 31,
 (UNLESS OTHERWISE NOTED)
AND FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED)

                                  Net
         Net                 Realized and
        Asset       Net       Unrealized                 Dividends  Distributions      Total         Net                   Net
        Value,   Investment      Gains        Total      from Net       from         Dividends   Asset Value,           Assets, End
      Beginning    Income      (Losses)        From     Investment     Capital          and          End       Total     of Period
      of Period  (Loss) (1)  on Securities  Operations    Income        Gains      Distributions  of Period    Return     (000)
------------------------------------------------------------------------------------------------------------------------------------
OLD MUTUAL COLUMBUS CIRCLE TECHNOLOGY AND COMMUNICATIONS PORTFOLIO
2008   $ 3.56      $   -       $(0.56)       $(0.56)        $ -           $ -            $ -       $ 3.00    (15.73)%+     $ 54,615
2007     2.67      (0.01)        0.90 (2)      0.89           -             -              -         3.56     33.33% (2)     69,681
2006     2.55      (0.01)        0.13          0.12           -             -              -         2.67      4.71%         71,902
2005     2.32      (0.02)        0.25          0.23           -             -              -         2.55      9.91%        115,303
2004     2.18      (0.01)        0.15          0.14           -             -              -         2.32      6.42%        145,141
2003     1.50      (0.02)        0.70          0.68           -             -              -         2.18     45.33%        192,967
------------------------------------------------------------------------------------------------------------------------------------

                       Ratio
                    of Expenses
                     to Average  Ratio of Net
                     Net Assets   Investment
          Ratio      (Excluding     Income
       of Expenses  Waivers and     (Loss)     Portfolio
        to Average    Expense     to Average   Turnover
        Net Assets   Reductions)  Net Assets     Rate
------------------------------------------------------------
OLD MUTUAL COLUMBUS CIRCLE TECHNOLOGY AND COMMUNICATIONS PORTFOLIO

2008     0.85%**       1.44%**      0.07%**     184.68%+
2007     0.85%         1.35%       (0.42)%      186.37%
2006     0.85%         1.14%       (0.45)%      188.12%
2005     1.14%         1.14%       (0.87)%       29.66%
2004     1.13%         1.13%       (0.69)%       76.42%
2003     1.10%         1.10%       (0.84)%      167.83%
------------------------------------------------------------

(1) Per share amounts for the year or period are calculated based on average outstanding shares.

(2) Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.

**   Ratios for periods of less than one year have not been annualized.

+ Total return and portfolio turnover rate are for the period indicated and have not been annualized. Total return would have been lower had certain expenses not been waived by the Advisor during the period.

Amounts designated as "-" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION
--------------------------------------------------------------------------------

Old Mutual Columbus Circle Technology and Communications Portfolio (the "Technology and Communications Portfolio") is a series fund of Old Mutual Insurance Series Fund (the "Trust"), a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of the Technology and Communications Portfolio and seven other funds: the Old Mutual Large Cap Growth Concentrated Portfolio, the Old Mutual Large Cap Growth Portfolio, the Old Mutual Mid-Cap Portfolio, the Old Mutual Select Value Portfolio, the Old Mutual Small Cap Growth Portfolio, the Old Mutual Small Cap Portfolio and the Old Mutual Growth II Portfolio (each a "Portfolio" and, collectively, the "Portfolios").

The Technology and Communications Portfolio is classified as a non-diversified management investment company. The financial statements for the Technology and Communications Portfolio are presented in this report; financial statements for the other Portfolios are presented separately. The Trust's prospectuses provide a description of each Portfolio's investment objectives, policies and investment strategies. The assets of a Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. Each Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies. At June 30, 2008, 79% and 11% of the outstanding shares of the Technology and Communications Portfolio were held by the separate accounts of two participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

The following is a summary of the significant accounting policies followed by the Technology and Communications Portfolio.

Use of Estimates in the Preparation of Financial Statements - The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation - Investment securities of a Portfolio that are listed on a securities exchange, market or automated quotation system and for which market quotations are readily available, including securities traded over-the-counter ("OTC") (except for securities traded on NASDAQ), are valued at the last quoted sales price on the principal market on which they are traded at the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern
Time) each day that the NYSE is open (the "Valuation Time"), or, if there is no such reported sale at the Valuation Time, at the most recent quoted bid price reported by the exchange or the OTC market. For securities traded on NASDAQ, the NASDAQ Official Closing Price provided by NASDAQ each business day will be used. If such prices are not available, these securities and unlisted securities for which market quotations are not readily available are valued in accordance with Fair Value Procedures established by the Board of Trustees of the Trust (the "Board"). The Portfolios use pricing services to report the market value of securities in the portfolios; if the pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, securities are valued in accordance with Fair Value Procedures established by the Board. The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. The valuation is assigned to Fair Valued securities for purposes of calculating a Portfolio's net asset value ("NAV"). Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities traded on the foreign exchanges in the Western Hemisphere may be valued at the last quoted sales price from the principal market in which they are traded before the valuation time and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued in accordance with the Fair Value Procedures established by the Board.

Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Portfolio's investment advisor, Old Mutual Capital, Inc. ("Old Mutual Capital" or the "Advisor") determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Portfolios calculate the NAVs. The fair value of the foreign security is translated from the local currency into U.S. dollars using current exchange rates.

Valuation of Options and Futures - Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Security Transactions and Investment Income - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date; interest income and expense is recognized on the accrual basis and includes amortization of premiums and accretion of discounts on investments, if applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods, if applicable.

Dividends and Distributions - Dividends from net investment income for a Portfolio are declared and paid annually, if available. Distributions from net realized capital gains for each Portfolio are generally made to shareholders annually, if available. Distributions to shareholders are recognized on the ex-dividend date.

Foreign Withholding Taxes - A Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Portfolio accrues such taxes when the related income is earned.

Foreign Currency Conversion - The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are converted into U.S. dollars on the following basis:

     (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and

     (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.


The Portfolios do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The Portfolios report gains and losses on foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income or loss for federal income tax purposes.

Futures Contracts - A Portfolio may utilize futures contracts primarily to hedge against changes in security prices. Upon entering into a futures contract, the Portfolio will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit required to initiate the futures transaction. The Technology and Communications Portfolio had no outstanding futures contracts as of June 30, 2008.

Options - A Portfolio may write or purchase financial options contracts primarily to hedge against changes in security prices, or securities that the Portfolio intends to purchase, and against fluctuations in fair value caused by changes in prevailing market interest rates. When the Portfolio writes or purchases an option, an amount equal to the premium received or paid by the Portfolio is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolio has realized a gain or a loss on investment transactions. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Technology and Communications Portfolio had outstanding options contracts as of June 30, 2008.

Other - Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are allocated to the Portfolios on the basis of relative net assets. The Trust has an arrangement with the transfer agent, DST Systems, Inc., whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. The transfer agent fees shown in the Statement of Operations are in total and do not reflect the expense reductions, if any, which are shown separately.

AS OF JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

Investment Advisor - Old Mutual Capital serves as the investment advisor to each Portfolio. Old Mutual Capital is an indirect, wholly owned subsidiary of Old Mutual (US) Holdings, Inc. ("OMUSH"), which is a direct wholly owned subsidiary of OM Group (UK) Limited, which, in turn, is a direct wholly owned subsidiary of Old Mutual, plc, a London-Exchange listed international financial services firm. The Portfolios and the Advisor are parties to a management agreement (the "Management Agreement"), under which the Advisor is obligated to provide advisory services and administrative services to the Trust. Prior to January 1, 2006, advisory services were provided by Liberty Ridge Capital, Inc. ("Liberty Ridge"). In exchange for providing these services, Old Mutual Capital is entitled to receive a management fee ("Management Fee"), calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Technology and Communications Portfolio as set forth in the table below.

                                                                 Management Fee Breakpoint Asset Thresholds
------------------------------------------------------------------------------------------------------------------------------------
                              $0 to         $300 million   $500 million   $750 million   $1.0 billion   $1.5 billion
                              less than     to less than   to less than   to less than   to less than   to less than   $2.0 billion
                              $300 million  $500 million   $750 million   $1.0 billion   $1.5 billion   $2.0 billion   or greater
------------------------------------------------------------------------------------------------------------------------------------
Old Mutual Columbus
     Circle Technology and
     Communications Portfolio   0.95%         0.90%          0.85%           0.80%         0.75%          0.70%          0.65%

Expense Limitation Agreement - In the interest of limiting expenses of the Technology and Communications Portfolio, the Advisor has entered into an expense limitation agreement ("Expense Limitation Agreement"), with respect to the Technology and Communications Portfolio, pursuant to which the Advisor has contractually agreed to waive through April 30, 2009, its Management Fees and assume other expenses of the Technology and Communications Portfolio to the extent necessary to limit the total annual operating expenses to no more than 0.85% of the Technology and Communications Portfolio's average daily net assets, exclusive of certain expenses such as interest, taxes, brokerage costs and commissions and other extraordinary expenses not incurred in the ordinary course of the Technology and Communications Portfolio's business.

The Advisor may seek reimbursement for Management Fees waived and other expenses paid by the Advisor pursuant to the Expense Limitation Agreement during the previous three fiscal years in which the Management Fees were waived or other expenses paid. Reimbursement by the Technology and Communications Portfolio of the Management Fees waived and other expenses paid by the Advisor, pursuant to the Expense Limitation Agreement, may be made when the Technology and Communications Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Technology and Communications Portfolio to exceed 0.85%.No reimbursement by the Technology and Communications Portfolio will be made unless: (i) the Technology and Communications Portfolio's assets exceed $75 million; (ii) the Technology and Communications Portfolio's total annual operating expense ratio is less than 0.85%, and (iii) the payment of such reimbursement is approved by the Board. Old Mutual Capital and Liberty Ridge have agreed not to seek reimbursement of fees waived or limited or other expenses paid by Liberty Ridge prior to January 1, 2006.

At June 30, 2008, pursuant to the above, the amount of previously waived and reimbursed fees for the Technology and Communications Portfolio for which the Advisor may seek reimbursement was $295 (000) (expiring December 31, 2009), $339
(000) (expiring December 31, 2010) and $172 (000) (expiring December 31, 2011) As of June 30, 2008, the net assets of the Technology and Communications Portfolio are less than $75 million.

Sub-Advisory Agreements - The Trust, on behalf of the Technology and Communications Portfolio, and the Advisor have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Columbus Circle Investors ("Columbus Circle") to provide sub-advisory services to the Technology and Communications Portfolio. For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement, Columbus Circle is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of the Technology and Communications Portfolio net of 50% of any waivers, reimbursement payments and alliance fees waived, reimbursed or paid by the Advisor. The sub-advisory fee is calculated as follows:

                              $0 to         $300 million   $500 million   $750 million   $1.0 billion   $1.5 billion
                              less than     to less than   to less than   to less than   to less than   to less than   $2.0 billion
                              $300 million  $500 million   $750 million   $1.0 billion   $1.5 billion   $2.0 billion   or greater
------------------------------------------------------------------------------------------------------------------------------------
Old Mutual Columbus
   Circle Technology and
   Communications Portfolio     0.60%         0.55%          0.50%           0.45%         0.40%          0.35%          0.30%

From time to time, Old Mutual Capital may recommend the appointment of additional or replacement sub-advisors to the Board. The Trust and Old Mutual Capital have received exemptive relief from the Securities and Exchange Commission ("SEC") that permits the Trust to employ a "manager of managers" structure. Under this structure, Old Mutual Capital, with the approval of the Board, may hire, terminate or replace unaffiliated sub-advisors without shareholder approval, including, without limitation, the replacement or reinstatement of any unaffiliated sub-advisors with respect to which a sub-advisory agreement has automatically terminated as a result of an assignment. Under the manager of managers structure, Old Mutual Capital has the ultimate responsibility to oversee the sub-advisors and recommend their hiring, termination and replacement. Each of the Portfolios in the Trust intends to rely on the exemptive order and operate in the manner described above.

Shareholders will be notified of any changes in unaffiliated sub-advisors. Shareholders of a Portfolio have the right to terminate a sub-advisory agreement with an unaffiliated sub-advisor for a Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

Sub-Administrator - Old Mutual Capital and The Bank of New York Mellon (the "Sub-Administrator") entered into a sub-administration and accounting agreement (the "Sub-Administration Agreement") effective December 10, 2007 pursuant to which the Sub-Administrator assists Old Mutual Capital in connection with the administration and business affairs of the Trust. Under the Sub-Administration Agreement, Old Mutual Capital pays the Sub-Administrator as follows: annual rates, based on the combined average daily gross assets of the funds within the Trust, Old Mutual Funds I, Old Mutual Funds II and Old Mutual Funds III (the "Old Mutual Complex"), of (1) 0.0475% of the first $6 billion, plus (2) 0.04% of the average daily gross assets in excess of $6 billion. Certain minimum fees also apply. The Sub-Administration Agreement provides that the Sub-Administrator will not be liable for any costs, damages, liabilities or claims incurred by the Sub-Administrator, except those arising out of the Sub-Administrator's or it's delegee's or agent's (if such delegee or agent is a subsidiary of the Sub-Administrator) negligence or wilful misconduct or the Sub-Administrator's failure to act in good faith. In no event shall the Sub-Administrator be liable to Old Mutual Capital or any third party for special, indirect or inconsequential damages.

Distributor - The Trust has entered into a distribution agreement with Old Mutual Investment Partners (the "Distributor"), a wholly owned subsidiary of the Advisor. The Distributor receives no compensation for serving in such capacity.

Transfer Agent - DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Trust. From time to time, the Trust may pay amounts to third parties that provide sub-transfer agency and other administrative services related to the Trust to persons who beneficially own interests in the Trust.

Custodian - The Bank of New York Mellon serves as the custodian for each of the Portfolios.

Payment by Affiliate - For the year ended December 31, 2007, Columbus Circle voluntarily contributed $868 to the Technology and Communications Portfolio to offset losses incurred due to a trade error.

Officers of the Trust who are or were officers of the Advisor, Sub-Administrator and/or the Distributor received no compensation from the Trust.

4. INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

The cost of securities purchased and the proceeds from securities sold, other than short-term investments and U.S. Government securities, for the Technology and Communications Portfolio for the six-month period ended June 30, 2008, were $106,760 (000) and $110,025 (000), respectively.

Transactions in option contracts written for the six-month period ended June 30, 2008, were as follows:


                                                       Number of
                                                       Contracts    Premiums
--------------------------------------------------------------------------------
Outstanding at December 31, 2007                         3,682   $   760,713
Options Written                                         13,099     4,536,350
Options terminated in closing purchasing transactions  (14,910)   (4,795,604)
Options Expired                                           (115)       (1,840)
--------------------------------------------------------------------------------
Outstanding at June 30, 2008                             1,756   $   499,619
--------------------------------------------------------------------------------


5. FEDERAL TAX INFORMATION
--------------------------------------------------------------------------------

The Technology and Communications Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

The Portfolio adopted the provisions of Financial Accounting Standards Board
(FASB) Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes on June 29, 2007. FIN 48 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Portfolio's tax returns to determine whether these positions meet a "more-likely-than-not" standard that based on the technical merits have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

AS OF JUNE 30, 2008 (UNAUDITED)

FIN 48 requires management of the Portfolio to analyze all open tax years, fiscal years 2003-2007 as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six-month period ended June 30, 2008, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to Paid-in Capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of June 30, 2008, primarily attributable to certain net operating losses, which, for tax purposes, are not available to offset future income, were reclassified to/from the following accounts:

                   Decrease         Increase Undistributed Net
               Paid-in Capital           Investment Income
                    (000)                      (000)
--------------------------------------------------------------------
                    $(288)                     $288
--------------------------------------------------------------------

This reclassification had no effect on net assets or net asset value per share.

No dividends or distributions were declared during the years ended December 31, 2007 and 2006, respectively.

As of December 31, 2007, the components of distributable earnings/(accumulated losses) were as follows (000):


Capital loss carryforwards expiring:
     December 2009                      $ (1,112,438)
     December 2010                          (273,029)
Unrealized appreciation                       16,359
                                       --------------
                                        $ (1,369,108)
                                       --------------

For federal income tax purposes, net realized capital losses may be carried forward and applied against future capital gains, as permitted by the Internal Revenue Code for a maximum period up to eight years. During the year ended December 31, 2007 the Technology and Communications Portfolio utilized $19,620
(000) of capital loss carryforwards to offset net realized capital gains.

The federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Technology and Communications Portfolio, for federal income tax purposes at June 30, 2008 were as follows:

                                                            Net
      Federal         Unrealized        Unrealized       Unrealized
      Tax Cost       Appreciation      Depreciation     Appreciation
       (000)            (000)             (000)            (000)
-------------------------------------------------------------------------
      $47,441           $7,685           $(1,261)          $6,424


6. CONCENTRATIONS/RISKS
--------------------------------------------------------------------------------

Like all investments in securities, you risk losing money by investing in the Portfolios. The main risks of investing in the Technology and Communications Portfolio are:

Stock Market Risk - The value of the stocks and other securities owned by the Technology and Communications Portfolio will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or the sub-advisor may misgauge that worth.

Industry and Sector Risk - Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Technology and Communications Portfolio concentrates its investments in specific industries within the technology and communications sectors, which causes the Technology and Communications Portfolio's performance to be susceptible to the economic, business or other developments that affect those industries. The Technology and Communications Portfolio's performance may be impacted by general economic conditions, worldwide scientific and technological developments, product cycles, competition, and government regulation.

Non-Diversified Portfolio Risk - The Technology and Communications Portfolio is "non-diversified" which means that it may own larger positions in a smaller number of securities than portfolios that are "diversified." The Technology and Communications Portfolio may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Technology and Communications Portfolio's NAV and total return than a diversified portfolio. The Technology and Communications Portfolio's share prices may also be more volatile than those of a diversified portfolio.

Small and Mid-Size Company Risk - The Technology and Communications Portfolio may invest in small or mid-size companies. While small and mid-size companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of smaller-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Technology and Communications Portfolio could have greater difficulty buying or selling a security of a smaller-cap issuer at an acceptable price, especially in periods of market volatility.

In the normal course of business, the Technology and Communications Portfolio enters into various contracts that provide for general indemnifications. The Technology and Communications Portfolio's maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Technology and Communications Portfolio. However, based on experience, the Technology and Communications Portfolio expects the risk of loss to be remote.

7. INTERFUND LENDING
--------------------------------------------------------------------------------

Pursuant to resolutions adopted by the Boards of Trustees of each of the Trust, Old Mutual Funds I and Old Mutual Funds II (together, the "Trusts"), on behalf of certain series portfolios of the Trusts (for the purposes of this Note 7, "the OM Funds"), each of the OM Funds may lend an amount up to its prospectus-defined limitations to other OM Funds. All such lending shall be conducted pursuant to the exemptive order granted by the SEC on August 12, 2003 to the Trusts.

The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the OM Funds from investments in overnight repurchase agreements) and the bank loan rate (federal funds rate plus 50 basis points). None of the OM Funds may borrow more than 10% of their net assets.

The Portfolios had no outstanding borrowings or loans related to interfund lending at any time during the six-month period ended June 30, 2008.

8. LITIGATION
--------------------------------------------------------------------------------

In June 2004, Liberty Ridge [formerly know as Pilgrim Baxter & Associates, Ltd. ("PBA")], the former advisor to the Trust and the current sub-advisor to certain Portfolios, reached settlement agreements with respect to the market timing and selective disclosure actions filed by the SEC and New York Attorney General ("NYAG"). Under the NYAG settlement, if certain terms and undertakings in that settlement as described in the Trust's Statement of Additional Information ("SAI") are not met, the NYAG settlement stipulates that Liberty Ridge shall promptly terminate its management of the Portfolios. In this event, the Board would be required to seek new investment management of the Portfolios sub-advised by Liberty Ridge or consider other alternatives.

As part of the In Re Mutual Funds Investment Litigation pending in the U.S. District Court for the District of Maryland (the "MDL Court"), PBHG Funds (now known as Old Mutual Funds II), Liberty Ridge, its affiliates, and/or certain related and unrelated parties have been named as defendants in a class action suit ("Class Action Suit") and a separate derivative suit ("Derivative Suit") (together the "Civil Litigation"). The Civil Litigation consolidates and coordinates for pre-trial matters a number of individual class action suits and derivative suits based on similar claims, which previously had been filed against the PBHG Funds, Liberty Ridge and/or certain related parties in other jurisdictions, and had been transferred to the MDL Court. Information on the previously filed suits is contained in the Trust's SAI. Consolidated complaints in the Class Action and Derivative Suits were filed in the Civil Litigation on September 29, 2004 (MDL 1586).

The Civil Litigation and the previously filed suits are primarily based upon allegations that the defendants engaged in or facilitated market timing of the PBHG Funds, and also made selective disclosure of confidential portfolio information to certain defendants and other parties. The Civil Litigation alleges a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breaches of fiduciary duty; and (iii) false or misleading prospectus disclosure. The Civil Litigation requests compensatory and punitive damages. In addition, the Derivative Suit requests the removal of each of the Trustees, the removal of Liberty Ridge as investment advisor, the removal of PBHG Fund Distributors (now known as Old Mutual Investment Partners) as distributor, rescission of the management and other contracts between PBHG Funds and the defendants, and rescission of the PBHG Funds' 12b-1 Plan.

NOTES TO FINANCIAL STATEMENTS - concluded
AS OF JUNE 30, 2008 (UNAUDITED)

On August 30, 2005, the State of West Virginia Securities Division (the "WV Securities Division") entered a cease and desist order (the "Order" and, together with the Civil Litigation, the "Litigation") against PBA. The Trust was not named in the Order. In the Order, the WV Securities Division alleged that Liberty Ridge permitted short-term trading in excess of the Trust's disclosed limitation of four exchanges per year and also provided confidential portfolio information to customers of a broker-dealer who used the information to market time the Trust. The WV Securities Division further alleges in the Order that the foregoing violated the West Virginia Securities Act (W. Va. Code ss.ss. 32-1-101, et seq.) and is seeking that Liberty Ridge cease and desist from further violation of the West Virginia Securities Act; pay restitution; disgorge fees; pay administrative and investigatory costs and expenses, including counsel fees; pay an administrative assessment; and other relief. It is possible that similar actions based on the same facts and circumstances may be filed in the future by other state agencies. Such other actions will be described in the SAI.

At this stage of the Litigation it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against Liberty Ridge or any other named defendant. While it is currently too early to predict the result of the Litigation, Old Mutual Capital does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment advisor to the Portfolios. However, neither Liberty Ridge nor Old Mutual Capital is currently able to gauge the level of shareholder redemptions that may result from the news of the resolution of these pending lawsuits. Redemptions may require the Portfolios to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the Portfolios.

9. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

In March 2008, the FASB issued Statement of Financial Accounting Standards
(SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about a Portfolio's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 may have on the Portfolio's financial statement disclosures.

10. SUBSEQUENT EVENT
--------------------------------------------------------------------------------

Old Mutual Capital intends to seek approval from the Portfolio's Board on August 22, 2008 to liquidate the Portfolio and terminate the Trust on or around December 15, 2008.

PROXY VOTING AND PORTFOLIO HOLDINGS (Unaudited)

Proxy Voting

A description of the guidelines that the Trust uses to determine how to vote proxies relating to portfolio securities and information regarding how the Portfolio voted proxies relating to Portfolio securities during the six-month period ended June 30, 2008 is available (i) without charge upon request, by calling 888-772-2888 toll-free; (ii) on the SEC's website at http://www.sec.gov; and (iii) on the Trust's website at oldmutualfunds.com.

Old Mutual Insurance Series Fund Form N-Q Information

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov, or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330 toll-free.

PORTFOLIO EXPENSES EXAMPLE (Unaudited)

Six-Month Hypothetical Expense Example - June 30, 2008

Example. As a shareholder of a Portfolio you may pay two types of fees: transaction fees and fund-related fees. A Portfolio may charge transaction fees. A Portfolio also incurs various ongoing expenses, including management fees, and other Portfolio expenses, which are indirectly paid by shareholders and affect your investment return.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Technology and Communications Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2008.

Actual Expenses. The first line in the following table provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, custody fees and transfer agent fees. However, the Example does not include client specific fees. The Example also does not include Portfolio trading commissions and related trading expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Technology and Communications Portfolio under the heading entitled "Expenses Paid During Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Technology and Communications Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Technology and Communications Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Technology and Communications Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios or funds. If these transactional costs were included, your costs would have been higher.

                                                                                           Annualized      Expenses
                                                             Beginning        Ending        Expense          Paid
                                                              Account         Account        Ratios         During
                                                               Value           Value       For the Six-    Six-Month
                                                              1/1/08          6/30/08      Month Period     Period*
-----------------------------------------------------------------------------------------------------------------------
Old Mutual Columbus Circle Technology and Communications Portfolio
-----------------------------------------------------------------------------------------------------------------------
   Actual Portfolio Return                                   $1,000.00      $  842.70        0.85%          $3.89
   Hypothetical 5% Return                                     1,000.00       1,020.64        0.85            4.27
-----------------------------------------------------------------------------------------------------------------------


* Expenses are equal to the Technology and Communications Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

FOR MORE INFORMATION

For investors who want more information about the Old Mutual Insurance Series Fund please contact us at:

     | By Telephone:
     | 888.772.2888
     |
     | By Mail:
     | Old Mutual Insurance Series Fund
     | P.O. Box 219534
     | Kansas City, Missouri 64121-9534
     |
     | Via the Internet:
     | oldmutualfunds.com

This semi-annual report is intended for the information of Old Mutual Insurance Series Fund shareholders, but may be used by prospective investors when preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains important information about the objectives, risks, share classes, charges and expenses of the Old Mutual Insurance Series Fund, by visiting oldmutualfunds.com or by calling 888.772.2888. Please read the prospectus carefully before investing.

















                                                               [OLD MUTUAL LOGO]

Funds distributed by Old Mutual Investment Partners
R-08-337 08/2008

[OLD MUTUAL LOGO]
Insurance Series Fund











                        Old Mutual Insurance Series Fund
                                   SEMI-ANNUAL
                                     REPORT



                                  June 30, 2008


Old Mutual Growth II Portfolio

TABLE OF CONTENTS

About This Report                                    2

Message to Shareholders                              3

Portfolio Summary                                    4

Schedule of Investments                              5

Statement of Assets & Liabilities                   11

Statement of Operations                             12

Statement of Changes in Net Assets                  13

Financial Highlights                                14

Notes to Financial Statements                       15

Proxy Voting and Portfolio Holdings                 21

Portfolio Expenses Example                          22

ABOUT THIS REPORT

HISTORICAL RETURNS
--------------------------------------------------------------------------------

All total returns mentioned in this report account for the change in the Portfolio's per-share price and assume the reinvestment of any dividends and capital gain distributions. The Portfolio's performance results do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. The returns for certain periods may reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

The Portfolio is only available through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The Portfolio's performance does not reflect the fees and expenses associated with the variable insurance products. Early withdrawals from the variable insurance products may result in tax penalties as well as sales charges assessed by the variable annuity provider.


PORTFOLIO DATA
--------------------------------------------------------------------------------

This report reflects views, opinions, and Portfolio holdings as of June 30, 2008, the end of the report period, and is subject to change. The information is not a complete analysis of every aspect of any sector, industry, security or the Portfolio.

Opinions and forecasts regarding industries, companies and/or themes, and Portfolio composition and holdings, are subject to change at any time based on market and other conditions, and should not be construed as a recommendation of any specific security or as investment advice. Percentage holdings as of June 30, 2008 are included in the Portfolio's Schedule of Investments. There is no assurance that the securities purchased will remain in the Portfolio or that securities sold have not been repurchased.

There are risks associated with mutual fund investing, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. An investment in a Portfolio is not a bank deposit or other obligation, or guaranteed by a depository institution. It is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.


COMPARATIVE INDEXES
--------------------------------------------------------------------------------

The comparative indexes discussed in this report are meant to provide a basis for judging the Portfolio's performance against specific securities indexes. Each index accounts for changes in security price and assumes reinvestment of dividends and distributions, but does not reflect the cost of managing a mutual fund. The Portfolio may significantly differ in holdings and composition from the indexes and individuals cannot invest directly in an index.


Russell 3000(R) Growth Index

The unmanaged Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values.


Russell 3000(R) Value Index

Measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Value or the Russell 2000(R) Value Indexes.


S&P 500 Index

The unmanaged S&P 500 Index is a market value-weighted index that measures the performance of large-cap common stocks across all major industries.

Index returns and statistical data included in this report are provided by Bloomberg and FactSet.

MESSAGE TO SHAREHOLDERS

Dear Shareholder:

Financial markets were volatile during the semi-annual period ended June 30, 2008. The first quarter of the period was trying for investors as every major domestic equity index traded lower. With market volatility higher and investor sentiment biased toward risk aversion, companies with the highest earnings growth prospects fared the worst during the quarter. The second quarter began with a strong rally propelling all the major indices higher. The rally was short-lived, however, as surging crude oil prices, declining consumer confidence and ailing financial firms continued to fuel broad concerns about the economy and profits. Equity markets were generally weak across the board, without regard to market capitalization or investment style, although emerging market economies continued to garner interest. During the period, U.S. stocks, as measured by the S&P 500 Index, declined by (11.91)%. The broad market Russell 3000(R) Growth and Russell 3000(R) Value Indexes posted declines of (9.04)% and (13.28)%, respectively. Overall, the period was one where growth stock indexes outperformed value-oriented indexes on a relative basis, while mid-cap stocks outperformed large and small cap peers.

The downturn in the housing market and dislocation in the mortgage market that contributed to the sharp increase in volatility in the latter half of 2007 continued throughout the first six months of 2008. The decreased willingness for market participants to adequately price a wide range of previously liquid financial instruments led to a credit crunch that severely disrupted all markets in March. Sagging home prices, uncertainty in the labor markets, decelerating wage growth and high gas prices brought consumer confidence down to a level not seen in decades. Overall, concerns about the U.S. economy and the credit crunch caused a major downturn in stock prices regardless of the individual company's fundamentals. Against this backdrop, Old Mutual Insurance Series Fund Portfolios produced results during the period that were generally in-line with the returns of their respective benchmarks.

Despite this challenging environment, there are several reasons to remain cautiously optimistic as we look forward into the rest of 2008 and beyond. While the markets in the short term continue to be driven by momentum, we believe the next six to twelve months may show a rotation back to long ignored equities with solid cash balances, reasonable debt levels, and good growth prospects. We are focusing our attention on companies we believe will do well regardless of the headlines in the paper.

As always, we are grateful for your support and will continue to work diligently to enhance your experience as an investor in Old Mutual Insurance Series Fund Portfolios. Please do not hesitate to contact us if there is anything we can do to serve you better. Feel free to contact me directly, at President@oldmutualcapital.com, or please see the back cover of this report for other contact information.


Sincerely,

/s/ Julian F. Sluyters

Julian F. Sluyters
President
Old Mutual Insurance Series Fund

OLD MUTUAL GROWTH II PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY (UNAUDITED)


Top Ten Holdings as of June 30, 2008
--------------------------------------------------------
Southwestern Energy                              1.5%
--------------------------------------------------------
FMC                                              1.4%
--------------------------------------------------------
Equitable Resources                              1.3%
--------------------------------------------------------
FMC Technologies                                 1.3%
--------------------------------------------------------
Central European Distribution                    1.2%
--------------------------------------------------------
Express Scripts                                  1.2%
--------------------------------------------------------
Consol Energy                                    1.1%
--------------------------------------------------------
Stericycle                                       1.1%
--------------------------------------------------------
General Cable                                    1.1%
--------------------------------------------------------
Assurant                                         1.1%
--------------------------------------------------------
As a % of Total Portfolio Investments           12.3%
--------------------------------------------------------


Sector Weightings as of June 30, 2008 - % of Total Portfolio Investments
--------------------------------------------------------------------------------
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Cash Equivalents                      1.4%
Consumer Discretionary               12.1%
Consumer Staples                      3.1%
Energy                               13.1%
Financials                           11.5%
Health Care                          10.0%
Industrials                          15.1%
Information Technology               17.4%
Materials                             8.8%
Telecommunication Services            2.0%
Utilities                             5.5%

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

---------------------------------------------------------------------
Description                               Shares        Value (000)
---------------------------------------------------------------------

Common Stock - 98.8%
Agricultural Chemicals - 1.4%
CF Industries Holdings                           550   $         84
Mosaic*                                          720            104
Syngenta ADR                                   2,825            183
                                                       --------------

Total Agricultural Chemicals                                    371
---------------------------------------------------------------------

Apparel Manufacturers - 0.8%
Coach*                                         4,600            133
Gildan Activewear*                             3,625             94
                                                       --------------

Total Apparel Manufacturers                                     227
---------------------------------------------------------------------

Applications Software - 0.8%
Salesforce.com*                                3,260            222
                                                       ______________

Total Applications Software                                     222
_____________________________________________________________________

Auction House/Art Dealer - 0.7%
Ritchie Bros Auctioneers                       6,550            178
                                                       ______________

Total Auction House/Art Dealer                                  178
---------------------------------------------------------------------

Auto-Medium & Heavy Duty Trucks - 0.2%
Oshkosh                                        2,375             49
                                                       ______________

Total Auto-Medium & Heavy Duty Trucks                            49
---------------------------------------------------------------------

Beverages-Wine/Spirits - 1.2%
Central European Distribution*                 4,425            328
                                                       --------------

Total Beverages-Wine/Spirits                                    328
---------------------------------------------------------------------

Brewery - 0.6%
Molson Coors Brewing, Cl B                     2,840            154
                                                       --------------

Total Brewery                                                   154
---------------------------------------------------------------------

Broadcast Services/Programming - 1.0%
Discovery Holding, Cl A*                      12,695            279
                                                       --------------

Total Broadcast Services/Programming                            279
---------------------------------------------------------------------

Building-Residential/Commercial - 0.2%
Pulte Homes                                    5,310             51
                                                       --------------

Total Building-Residential/Commercial                            51
---------------------------------------------------------------------

Casino Hotels - 0.5%
Wynn Resorts                                   1,640            133
                                                       --------------

Total Casino Hotels                                             133
_____________________________________________________________________

Cellular Telecommunications - 0.7%
Millicom International Cellular                1,130            117
NII Holdings*                                  1,450             69
                                                       --------------

Total Cellular Telecommunications                               186
---------------------------------------------------------------------

Chemicals-Diversified - 1.4%
FMC                                            4,850            376
                                                       --------------

Total Chemicals-Diversified                                     376
---------------------------------------------------------------------


---------------------------------------------------------------------
Description                               Shares        Value (000)
---------------------------------------------------------------------

Coal - 2.2%
Alpha Natural Resources*                         970   $        101
Consol Energy                                  2,660            299
Foundation Coal Holdings                       1,175            104
Walter Industries                                730             79
                                                       --------------

Total Coal                                                      583
---------------------------------------------------------------------

Commercial Banks Non-US - 0.4%
HDFC Bank ADR                                  1,625            116
                                                       ______________

Total Commercial Banks Non-US                                   116
_____________________________________________________________________

Commercial Services-Finance - 1.0%
MasterCard, Cl A                                 420            112
Morningstar*                                     550             40
Wright Express*                                4,475            111
                                                       --------------

Total Commercial Services-Finance                               263
---------------------------------------------------------------------

Computer Services - 1.4%
Cognizant Technology Solutions, Cl A*          4,773            155
IHS, Cl A*                                     3,025            211
                                                       ______________

Total Computer Services                                         366
_____________________________________________________________________

Computer Software - 0.8%
Blackbaud                                      6,050            129
Omniture*                                      4,340             81
                                                       --------------

Total Computer Software                                         210
_____________________________________________________________________

Computers-Integrated Systems - 0.5%
Micros Systems*                                4,000            122
                                                       --------------

Total Computers-Integrated Systems                              122
_____________________________________________________________________

Computers-Peripheral Equipment - 0.6%
Logitech International*                        5,650            151
                                                       --------------

Total Computers-Peripheral Equipment                            151
_____________________________________________________________________

Consumer Products-Miscellaneous - 0.4%
Tupperware Brands                              3,525            121
                                                       --------------

Total Consumer Products-Miscellaneous                           121
_____________________________________________________________________

Containers-Metal/Glass - 0.6%
Owens-Illinois*                                3,640            152
                                                       --------------

Total Containers-Metal/Glass                                    152
_____________________________________________________________________

Cosmetics & Toiletries - 0.9%
Alberto-Culver                                 5,380            141
Estee Lauder, Cl A                             2,160            100
                                                       --------------

Total Cosmetics & Toiletries                                    241
_____________________________________________________________________

Data Processing/Management - 0.4%
Fiserv*                                        2,340            106
                                                       --------------

Total Data Processing/Management                                106
_____________________________________________________________________

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

---------------------------------------------------------------------
Description                               Shares        Value (000)
---------------------------------------------------------------------

Dental Supplies & Equipment - 0.4%
Dentsply International                         2,690   $         99
                                                       ______________

Total Dental Supplies & Equipment                                99
_____________________________________________________________________

Diagnostic Equipment - 0.3%
Cepheid*                                       3,075             87
                                                       --------------

Total Diagnostic Equipment                                       87
---------------------------------------------------------------------

Dialysis Centers - 0.4%
DaVita*                                        2,000            106
                                                       --------------

Total Dialysis Centers                                          106
---------------------------------------------------------------------

Disposable Medical Products - 0.3%
C.R. Bard                                        880             77
                                                       --------------

Total Disposable Medical Products                                77
---------------------------------------------------------------------

Distribution/Wholesale - 0.8%
LKQ*                                          11,250            203
                                                       --------------

Total Distribution/Wholesale                                    203
---------------------------------------------------------------------

Diversified Financial Services - 0.3%
IntercontinentalExchange*                        660             75
                                                       ______________

Total Diversified Financial Services                             75
_____________________________________________________________________

Diversified Manufacturing Operations - 1.0%
Harsco                                         2,370            129
SPX                                            1,020            134
                                                       --------------

Total Diversified Manufacturing Operations                      263
---------------------------------------------------------------------

E-Commerce/Products - 0.2%
MercadoLibre*                                  1,970             68
                                                       ______________

Total E-Commerce/Products                                        68
_____________________________________________________________________

E-Commerce/Services - 0.5%
Priceline.com*                                 1,140            132
                                                       ______________

Total E-Commerce/Services                                       132
_____________________________________________________________________

Electric Products-Miscellaneous - 0.8%
Ametek                                         4,450            210
                                                       ______________

Total Electric Products-Miscellaneous                           210
_____________________________________________________________________

Electric-Integrated - 2.6%
Entergy                                        1,150            139
Northeast Utilities                            9,375            239
NorthWestern                                   2,475             63
PPL                                            1,640             86
Wisconsin Energy                               3,650            165
                                                       ______________

Total Electric-Integrated                                       692
---------------------------------------------------------------------

Electric-Transmission - 0.8%
ITC Holdings                                   4,050            207
                                                       --------------

Total Electric-Transmission                                     207
---------------------------------------------------------------------


---------------------------------------------------------------------
Description                               Shares        Value (000)
---------------------------------------------------------------------

Electronic Components-Semiconductors - 3.6%
Altera                                         8,960   $        185
Broadcom, Cl A*                                4,860            133
Cavium Networks*                               4,660             98
Diodes*                                        4,025            111
Microchip Technology                           4,825            147
NVIDIA*                                        8,630            162
PMC - Sierra*                                 14,920            114
                                                       ______________

Total Electronic Components-Semiconductors                      950
_____________________________________________________________________

Electronic Measuring Instruments - 0.8%
Itron*                                         2,150            211
                                                       ______________

Total Electronic Measuring Instruments                          211
_____________________________________________________________________

Electronics-Military - 0.9%
L-3 Communications Holdings                    2,675            243
                                                       ______________

Total Electronics-Military                                      243
_____________________________________________________________________

Energy-Alternate Sources - 1.0%
Covanta Holding*                               3,860            103
First Solar*                                     590            161
                                                       --------------

Total Energy-Alternate Sources                                  264
---------------------------------------------------------------------

Engineering/R&D Services - 1.7%
Fluor                                          1,170            218
McDermott International*                       3,675            227
                                                       --------------

Total Engineering/R&D Services                                  445
---------------------------------------------------------------------

Engines-Internal Combustion - 0.4%
Cummins                                        1,530            100
                                                       --------------

Total Engines-Internal Combustion                               100
---------------------------------------------------------------------

Enterprise Software/Services - 0.5%
Informatica*                                   3,290             49
Sybase*                                        3,325             98
                                                       --------------

Total Enterprise Software/Services                              147
---------------------------------------------------------------------

Entertainment Software - 0.8%
Activision*                                    6,060            206
                                                       --------------

Total Entertainment Software                                    206
---------------------------------------------------------------------

Fiduciary Banks - 0.8%
Northern Trust                                 3,250            223
                                                       --------------

Total Fiduciary Banks                                           223
---------------------------------------------------------------------

Finance-Investment Banker/Broker - 1.2%
Interactive Brokers Group, Cl A*               3,560            114
TD Ameritrade Holding*                        11,090            201
                                                       ______________

Total Finance-Investment Banker/Broker                          315
---------------------------------------------------------------------

---------------------------------------------------------------------
Description                               Shares        Value (000)
---------------------------------------------------------------------

Finance-Other Services - 0.4%
CME Group                                        250   $         96
                                                       --------------

Total Finance-Other Services                                     96
---------------------------------------------------------------------

Food-Baking - 0.9%
Flowers Foods                                  8,237            233
                                                       --------------

Total Food-Baking                                               233
---------------------------------------------------------------------

Gold Mining - 0.4%
Agnico-Eagle Mines                             1,560            116
                                                       --------------

Total Gold Mining                                               116
---------------------------------------------------------------------

Hazardous Waste Disposal - 1.1%
Stericycle*                                    5,690            294
                                                       ______________

Total Hazardous Waste Disposal                                  294
_____________________________________________________________________

Independent Power Producer - 0.3%
Dynegy, Cl A*                                 10,450             89
                                                       ______________

Total Independent Power Producer                                 89
---------------------------------------------------------------------

Industrial Gases - 2.5%
Air Products & Chemicals                       1,940            192
Airgas                                         4,825            282
Praxair                                        1,900            179
                                                       ______________

Total Industrial Gases                                          653
---------------------------------------------------------------------

Insurance Brokers - 0.4%
AON                                            2,070             95
                                                       ______________

Total Insurance Brokers                                          95
---------------------------------------------------------------------

Internet Content-Information/News - 0.3%
Baidu.com ADR*                                   280             88
                                                       --------------

Total Internet Content-Information/News                          88
---------------------------------------------------------------------

Internet Infrastructure Software - 0.8%
Akamai Technologies*                           5,885            205
                                                       --------------

Total Internet Infrastructure Software                          205
---------------------------------------------------------------------

Internet Security - 1.4%
McAfee*                                        5,510            188
VeriSign*                                      5,070            192
                                                       ______________

Total Internet Security                                         380
---------------------------------------------------------------------

Investment Management/Advisory Services - 2.9%
Affiliated Managers Group*                     2,125            191
Blackrock                                      1,060            188
Eaton Vance                                    3,800            151
T Rowe Price Group                             4,230            239
                                                       --------------

Total Investment Management/Advisory Services                   769
---------------------------------------------------------------------

Leisure & Recreational Products - 0.6%
WMS Industries*                                5,240            156
                                                       --------------

Total Leisure & Recreational Products                           156
---------------------------------------------------------------------


---------------------------------------------------------------------
Description                               Shares        Value (000)
---------------------------------------------------------------------

Machinery-Construction & Mining - 0.6%
Joy Global                                     1,950   $        148
                                                       --------------

Total Machinery-Construction & Mining                           148
---------------------------------------------------------------------

Machinery-Farm - 0.5%
AGCO*                                          2,370            124
                                                       --------------

Total Machinery-Farm                                            124
---------------------------------------------------------------------

Machinery-Pumps - 0.8%
Flowserve                                      1,530            209
                                                       --------------

Total Machinery-Pumps                                           209
---------------------------------------------------------------------

Medical Instruments - 0.8%
Intuitive Surgical*                              630            170
Techne*                                          475             37
                                                       --------------

Total Medical Instruments                                       207
---------------------------------------------------------------------

Medical Labs & Testing Services - 1.1%
Covance*                                       1,830            157
Laboratory Corp of America
   Holdings*                                   2,025            141
                                                       --------------

Total Medical Labs & Testing Services                           298
_____________________________________________________________________

Medical Products - 1.1%
Henry Schein*                                  2,500            129
West Pharmaceutical Services                   3,675            159
                                                       ______________

Total Medical Products                                          288
_____________________________________________________________________

Medical-Biomedical/Genetic - 0.9%
Alexion Pharmaceuticals*                       1,410            102
Charles River Laboratories*                    2,000            128
                                                       --------------

Total Medical-Biomedical/Genetic                                230
_____________________________________________________________________

Medical-Drugs - 0.4%
Allergan                                       1,920            100
                                                       --------------

Total Medical-Drugs                                             100
_____________________________________________________________________

Metal-Iron - 0.5%
Cleveland-Cliffs                               1,060            126
                                                       --------------

Total Metal-Iron                                                126
_____________________________________________________________________

Multi-Line Insurance - 1.1%
Assurant                                       4,330            286
                                                       ______________

Total Multi-Line Insurance                                      286
_____________________________________________________________________

Multimedia - 0.3%
Factset Research Systems                       1,325             75
                                                       ______________

Total Multimedia                                                 75
_____________________________________________________________________

Networking Products - 0.9%
Atheros Communications*                        4,140            124
Juniper Networks*                              5,250            116
                                                       --------------

Total Networking Products                                       240
---------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

---------------------------------------------------------------------
Description                               Shares        Value (000)
---------------------------------------------------------------------

Office Furnishings-Original - 0.2%
Interface, Cl A                                4,325   $         54
                                                       --------------

Total Office Furnishings-Original                                54
---------------------------------------------------------------------

Oil & Gas Drilling - 1.9%
Atlas America                                  4,012            181
Diamond Offshore Drilling                      1,150            160
Nabors Industries*                             3,380            166
                                                       ______________

Total Oil & Gas Drilling                                        507
_____________________________________________________________________

Oil Companies-Exploration & Production - 6.7%
Denbury Resources*                             4,050            148
Equitable Resources                            5,075            350
EXCO Resources*                                2,690             99
Pioneer Natural Resources                      1,680            132
Questar                                        1,870            133
Range Resources                                2,920            191
Southwestern Energy*                           8,305            395
Ultra Petroleum*                               1,890            186
XTO Energy                                     2,162            148
                                                       --------------

Total Oil Companies-Exploration & Production                  1,782
_____________________________________________________________________

Oil Field Machinery & Equipment - 2.0%
Cameron International*                         2,000            111
FMC Technologies*                              4,525            348
National Oilwell Varco*                          800             71
                                                       ______________

Total Oil Field Machinery & Equipment                           530
---------------------------------------------------------------------

Oil-Field Services - 1.4%
Core Laboratories*                             1,575            224
Oil States International*                      2,250            143
                                                       ______________

Total Oil-Field Services                                        367
_____________________________________________________________________

Pharmacy Services - 1.2%
Express Scripts*                               5,070            318
                                                       ______________

Total Pharmacy Services                                         318
_____________________________________________________________________

Physical Therapy/Rehabilitation Centers - 0.5%
Psychiatric Solutions*                         3,525            133
                                                       ______________

Total Physical Therapy/Rehabilitation Centers                   133
_____________________________________________________________________

Pipelines - 0.3%
Enbridge                                       1,675             72
                                                       ______________

Total Pipelines                                                  72
---------------------------------------------------------------------

Printing-Commercial - 0.4%
VistaPrint*                                    4,110            110
                                                       --------------

Total Printing-Commercial                                       110
---------------------------------------------------------------------

Private Corrections - 0.8%
Corrections Corp of America*                   7,575            208
                                                       --------------

Total Private Corrections                                       208
---------------------------------------------------------------------


---------------------------------------------------------------------
Description                               Shares        Value (000)
---------------------------------------------------------------------

Property/Casualty Insurance - 0.5%
ProAssurance*                                  3,000   $        144
                                                       --------------

Total Property/Casualty Insurance                               144
---------------------------------------------------------------------

Quarrying - 1.0%
Compass Minerals International                 3,150            254
                                                       ______________

Total Quarrying                                                 254
---------------------------------------------------------------------

Racetracks - 0.4%
Penn National Gaming*                          3,200            103
                                                       ______________

Total Racetracks                                                103
_____________________________________________________________________

Reinsurance - 0.6%
Axis Capital Holdings                          5,450            162
                                                       ______________

Total Reinsurance                                               162
---------------------------------------------------------------------

REITs-Apartments - 0.5%
Essex Property Trust                           1,275            136
                                                       --------------

Total REITs-Apartments                                          136
_____________________________________________________________________

REITs-Diversified - 0.5%
Digital Realty Trust                           3,550            145
                                                       ______________

Total REITs-Diversified                                         145
_____________________________________________________________________

REITs-Mortgage - 0.8%
Annaly Capital Management                     12,975            201
                                                       --------------

Total REITs-Mortgage                                            201
---------------------------------------------------------------------

REITs-Office Property - 0.5%
Alexandria Real Estate Equities                1,450            141
                                                       --------------

Total REITs-Office Property                                     141
---------------------------------------------------------------------

Respiratory Products - 0.4%
Resmed*                                        3,247            116
                                                       --------------

Total Respiratory Products                                      116
---------------------------------------------------------------------

Retail-Apparel/Shoe - 1.7%
Guess ?                                        5,250            197
Hanesbrands*                                   4,275            116
Urban Outfitters*                              4,280            134
                                                       --------------

Total Retail-Apparel/Shoe                                       447
_____________________________________________________________________

Retail-Automobile - 0.2%
Penske Auto Group                              3,900             58
                                                       --------------

Total Retail-Automobile                                          58
_____________________________________________________________________

Retail-Computer Equipment - 0.5%
GameStop, Cl A*                                3,200            129
                                                       --------------

Total Retail-Computer Equipment                                 129
---------------------------------------------------------------------

---------------------------------------------------------------------
Description                               Shares        Value (000)
---------------------------------------------------------------------

Retail-Discount - 0.5%
Big Lots*                                      4,550   $        142
                                                       --------------

Total Retail-Discount                                           142
---------------------------------------------------------------------

Retail-Jewelry - 0.5%
Tiffany                                        3,250            132
                                                       ______________

Total Retail-Jewelry                                            132
_____________________________________________________________________

Retail-Restaurants - 0.6%
Burger King Holdings                             900             24
Darden Restaurants                             4,180            134
                                                       ______________

Total Retail-Restaurants                                        158
_____________________________________________________________________

Retail-Sporting Goods - 0.3%
Dick's Sporting Goods*                         4,725             84
                                                       ______________

Total Retail-Sporting Goods                                      84
_____________________________________________________________________

S&L/Thrifts-Eastern US - 0.5%
Hudson City Bancorp                            8,670            145
                                                       ______________

Total S&L/Thrifts-Eastern US                                    145
_____________________________________________________________________

Schools - 0.4%
New Oriental Education &
   Technology Group ADR*                       1,750            102
                                                       ______________

Total Schools                                                   102
---------------------------------------------------------------------

Semiconductor Components-Integrated Circuits - 0.8%
Marvell Technology Group*                     11,410            202
                                                       --------------

Total Semiconductor Components-Integrated Circuits              202
---------------------------------------------------------------------

Semiconductor Equipment - 1.0%
Lam Research*                                  2,680             97
Varian Semiconductor Equipment
   Associates*                                 5,182            180
                                                       ______________

Total Semiconductor Equipment                                   277
---------------------------------------------------------------------

Soap & Cleaning Preparation - 0.7%
Church & Dwight                                3,525            199
                                                       ______________

Total Soap & Cleaning Preparation                               199
_____________________________________________________________________

Steel Pipe & Tube - 0.9%
Valmont Industries                             2,275            237
                                                       --------------

Total Steel Pipe & Tube                                         237
_____________________________________________________________________

Steel-Producers - 1.1%
Carpenter Technology                           2,625            115
Steel Dynamics                                 4,740            185
                                                       --------------

Total Steel-Producers                                           300
---------------------------------------------------------------------

Superconductor Production & Systems - 0.3%
American Superconductor*                       2,525             91
                                                       --------------

Total Superconductor Production & Systems                        91
---------------------------------------------------------------------


---------------------------------------------------------------------
Description                               Shares        Value (000)
---------------------------------------------------------------------

Telecommunications Equipment - 0.9%
CommScope*                                     4,775   $        252
                                                       --------------

Total Telecommunications Equipment                              252
---------------------------------------------------------------------

Television - 0.4%
Central European Media
   Enterprises, Cl A*                          1,310            119
                                                       --------------

Total Television                                                119
---------------------------------------------------------------------

Therapeutics - 1.3%
BioMarin Pharmaceuticals*                      7,665            222
United Therapeutics*                           1,190            116
                                                       --------------

Total Therapeutics                                              338
---------------------------------------------------------------------

Tools-Hand Held - 0.3%
Snap-On                                        1,325             69
                                                       --------------

Total Tools-Hand Held                                            69
---------------------------------------------------------------------

Transactional Software - 0.1%
Solera Holdings*                                 900             25
                                                       --------------

Total Transactional Software                                     25
---------------------------------------------------------------------

Transport-Services - 1.6%
CH Robinson Worldwide                          1,180             65
Expeditors International of
   Washington                                  6,490            279
Ryder System                                   1,290             89
                                                       --------------

Total Transport-Services                                        433
_____________________________________________________________________

Veterinary Diagnostics - 0.7%
VCA Antech*                                    6,800            189
                                                       --------------

Total Veterinary Diagnostics                                    189
_____________________________________________________________________

Wire & Cable Products - 1.5%
Belden                                         3,425            116
General Cable*                                 4,700            286
                                                       ______________

Total Wire & Cable Products                                     402
_____________________________________________________________________

Wireless Equipment - 1.3%
American Tower, Cl A*                          3,025            128
Crown Castle International*                    3,510            136
SBA Communications, Cl A*                      2,580             93
                                                       --------------

Total Wireless Equipment                                        357
---------------------------------------------------------------------

X-Ray Equipment - 0.3%
Hologic*                                       3,207             70
                                                       --------------

Total X-Ray Equipment                                            70
                                                       ______________

Total Common Stock (Cost $21,857)                            26,253
_____________________________________________________________________

OLD MUTUAL GROWTH II PORTFOLIO - concluded
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

---------------------------------------------------------------------
Description                               Shares        Value (000)
---------------------------------------------------------------------
Money Market Fund - 1.4%
Dreyfus Cash Management Fund,
   Institutional Class, 2.780% (A)           376,514   $        377
                                                       ______________

Total Money Market Fund (Cost $377)                             377
_____________________________________________________________________

Total Investments - 100.2% (Cost $22,234)                    26,630
_____________________________________________________________________

Other Assets and Liabilities, Net - (0.2%)                      (57)
---------------------------------------------------------------------

Total Net Assets - 100.0%                              $     26,573
_____________________________________________________________________

* Non-income producing security.
(A) - The rate reported represents the 7-day effective yield as of June 30, 2008.
ADR - American Depositary Receipt
Cl - Class
R&D - Research and Development
REITs - Real Estate Investment Trusts
S&L - Savings and Loan
Cost figures are shown with "000's" omitted.




FAS 157 Footnote Disclosure:

The Portfolio utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used as of June 30, 2008 in valuing the Portfolio's net assets were as follows:
                                                          Investments
                        Valuation Inputs                     (000)
---------------------------------------------------------------------

Level 1 - quoted prices                                     $26,630
Level 2 - other significant observable inputs                     -
Level 3 - significant unobservable inputs                         -
_____________________________________________________________________

Total                                                       $26,630
---------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS & LIABILITIES (000, excluding shares)
AS OF JUNE 30, 2008 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                                                                                   Old Mutual
                                                                                               Growth II Portfolio
----------------------------------------------------------------------------------------------------------------------
Assets:
   Investment Securities, at cost                                                                  $  22,234
----------------------------------------------------------------------------------------------------------------------
   Investment Securities, at value                                                                 $  26,630
   Receivable for Capital Shares Sold                                                                      1
   Receivable for Investment Securities Sold                                                             458
   Receivable for Dividends and Interest                                                                  19
   Receivable from Investment Advisor                                                                     26
----------------------------------------------------------------------------------------------------------------------
      Total Assets                                                                                    27,134
----------------------------------------------------------------------------------------------------------------------
Liabilities:
   Payable for Investment Securities Purchased                                                           438
   Payable for Management Fees                                                                            25
   Payable for Capital Shares Redeemed                                                                    16
   Payable for Trustees' Fees                                                                             17
   Accrued Expenses                                                                                       65
----------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                                                  561
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                         $  26,573
----------------------------------------------------------------------------------------------------------------------
Net Assets:
   Paid-in Capital ($0.001 par value, unlimited authorization) based on 1,903,664
      outstanding shares of beneficial interest                                                    $ 263,945
   Accumulated Net Investment Loss                                                                       (29)
   Accumulated Net Realized Loss on Investments                                                     (241,739)
   Net Unrealized Appreciation on Investments                                                          4,396
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                         $  26,573
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share                                           $   13.96
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------
                                                                                   Old Mutual
                                                                              Growth II Portfolio
------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends                                                                         $   118
   Less: Foreign Taxes Withheld                                                           (1)
------------------------------------------------------------------------------------------------------
      Total Investment Income                                                            117
------------------------------------------------------------------------------------------------------
Expenses:
   Management Fees                                                                       116
   Trustees' Fees                                                                         21
   Custodian Fees                                                                          7
   Professional Fees                                                                      21
   Printing Fees                                                                          22
   Transfer Agent Fees                                                                    11
   Other Expenses                                                                          9
------------------------------------------------------------------------------------------------------
      Total Expenses                                                                     207
------------------------------------------------------------------------------------------------------
Less:
   Waiver of Management Fees                                                             (61)
------------------------------------------------------------------------------------------------------
      Net Expenses                                                                       146
------------------------------------------------------------------------------------------------------
   Net Investment Loss                                                                   (29)
------------------------------------------------------------------------------------------------------
   Net Realized Gain from Investment Transactions                                        409
   Net Change in Unrealized Depreciation on Investments                               (3,410)
------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Loss on Investments                                    (3,001)
------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Resulting from Operations                                  $(3,030)
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)

-----------------------------------------------------------------------------------------------------------------------
                                                                                               Old Mutual
                                                                                           Growth II Portfolio
-----------------------------------------------------------------------------------------------------------------------
                                                                                      1/1/08 to           1/1/07 to
                                                                                       6/30/08             12/31/07
                                                                                      (Unaudited)
-----------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Loss                                                               $    (29)          $    (129)
   Net Realized Gain from Investments                                                     409               4,081
   Net Change in Unrealized Appreciation (Depreciation) on Investments                 (3,410)              3,046
-----------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets Resulting from Operations                  (3,030)              6,998
-----------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders From:
   Net Investment Income                                                                    -                 (44)
-----------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                                        -                 (44)
-----------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Shares Issued                                                                          315               1,266
   Shares Issued upon Reinvestment of Dividends                                             -                  44
   Shares Redeemed                                                                     (2,892)            (10,232)
-----------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived from Capital Shares Transactions                     (2,577)             (8,922)
-----------------------------------------------------------------------------------------------------------------------
   Total Decrease in Net Assets                                                        (5,607)             (1,968)
-----------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period                                                                 32,180              34,148
-----------------------------------------------------------------------------------------------------------------------
   End of Period                                                                     $ 26,573           $  32,180
-----------------------------------------------------------------------------------------------------------------------
Undistributed Net Investment Income/(Accumulated Net Investment Loss)                $    (29)          $       -
-----------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Shares Issued                                                                           22                  88
   Shares Issued upon Reinvestment of Distributions                                         -                   3
   Shares Redeemed                                                                       (206)               (734)
-----------------------------------------------------------------------------------------------------------------------
   Net Decrease in Shares Outstanding                                                    (184)               (643)
-----------------------------------------------------------------------------------------------------------------------

Amounts designated as "-" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD ENDED DECEMBER 31,
 (UNLESS OTHERWISE NOTED)
AND FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED)

                                  Net
         Net                 Realized and
        Asset       Net       Unrealized                 Dividends  Distributions      Total         Net                     Net
        Value,   Investment      Gains        Total      from Net       from         Dividends   Asset Value,            Assets, End
      Beginning    Income      (Losses)        From     Investment     Capital          and          End       Total      of Period
      of Period  (Loss) (1)  on Securities  Operations    Income        Gains      Distributions  of Period   Return        (000)
------------------------------------------------------------------------------------------------------------------------------------
OLD MUTUAL GROWTH II PORTFOLIO
2008   $15.42     $(0.01)       $(1.45)      $(1.46)     $    -          $-          $    -        $13.96     (9.47)%+     $26,573
2007    12.51      (0.05)         2.98         2.93       (0.02)          -           (0.02)        15.42     23.43%        32,180
2006    11.67       0.01          0.83         0.84           -           -               -         12.51      7.20%        34,148
2005    10.48      (0.10)         1.29         1.19           -           -               -         11.67     11.35%        45,050
2004     9.83      (0.09)         0.74         0.65           -           -               -         10.48      6.61%        53,495
2003     7.82      (0.08)         2.09         2.01           -           -               -          9.83     25.70%        71,918
------------------------------------------------------------------------------------------------------------------------------------

                     Ratio
                  of Expenses
                   to Average
                   Net Assets   Ratio of Net
         Ratio     (Excluding    Investment
      of Expenses  Waivers and  Income (Loss) Portfolio
       to Average    Expense     to Average   Turnover
       Net Assets  Reductions)   Net Assets     Rate
-----------------------------------------------------------
OLD MUTUAL GROWTH II PORTFOLIO

2008    1.04%**      1.47%**      (0.21)%**    48.49%+
2007    1.04%        1.37%        (0.39)%      88.04%
2006    1.04%        1.15%         0.09%      179.52%
2005    1.19%        1.19%        (0.90)%      24.17%
2004    1.17%        1.17%        (0.94)%      37.53%
2003    1.10%        1.10%        (0.90)%     194.63%
-----------------------------------------------------------

(1) Per share amounts for the year or period are calculated based on average outstanding shares.
**   Ratios for periods of less than one year have been annualized.
+ Total return and portfolio turnover rate are for the period indicated and have not been annualized. Total return would have been lower had certain expenses not been waived by the Advisor during the period.
Amounts designated as "-" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION
--------------------------------------------------------------------------------

Old Mutual Growth II Portfolio (the "Growth II Portfolio") is a series fund of Old Mutual Insurance Series Fund (the "Trust"), a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of the Growth II Portfolio and seven other funds: the Old Mutual Large Cap Growth Concentrated Portfolio, the Old Mutual Large Cap Growth Portfolio, the Old Mutual Mid-Cap Portfolio, the Old Mutual Select Value Portfolio, the Old Mutual Small Cap Growth Portfolio, the Old Mutual Small Cap Portfolio and the Old Mutual Columbus Circle Technology and Communications Portfolio (each a "Portfolio" and, collectively, the "Portfolios").

The Growth II Portfolio is classified as a diversified management investment company. The financial statements for the Growth II Portfolio are presented in this report; financial statements for the other Portfolios are presented separately. The Trust's prospectuses provide a description of each Portfolio's investment objectives, policies and investment strategies. The assets of a Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. Each Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies. At June 30, 2008, 54%, 21% and 20% of the outstanding shares of the Growth II Portfolio were held by the separate accounts of three participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

The following is a summary of the significant accounting policies followed by the Growth II Portfolio.

Use of Estimates in the Preparation of Financial Statements - The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation - Investment securities of a Portfolio that are listed on a securities exchange, market or automated quotation system and for which market quotations are readily available, including securities traded over-the-counter ("OTC") (except for securities traded on NASDAQ), are valued at the last quoted sales price on the principal market on which they are traded at the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern
Time) each day that the NYSE is open (the "Valuation Time"), or, if there is no such reported sale at the Valuation Time, at the most recent quoted bid price reported by the exchange or the OTC market. For securities traded on NASDAQ, the NASDAQ Official Closing Price provided by NASDAQ each business day will be used. If such prices are not available, these securities and unlisted securities for which market quotations are not readily available are valued in accordance with Fair Value Procedures established by the Board of Trustees of the Trust (the "Board"). The Portfolios use pricing services to report the market value of securities in the portfolios; if the pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, securities are valued in accordance with Fair Value Procedures established by the Board. The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. The valuation is assigned to Fair Valued securities for purposes of calculating a Portfolio's net asset value ("NAV"). Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities traded on the foreign exchanges in the Western Hemisphere may be valued at the last quoted sales price from the principal market in which they are traded before the valuation time and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued in accordance with the Fair Value Procedures established by the Board.

Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Portfolio's investment advisor, Old Mutual Capital, Inc. ("Old Mutual Capital" or the "Advisor") determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Portfolios calculate the NAVs. The fair value of the foreign security is translated from the local currency into U.S. dollar using current exchange rates.

AS OF JUNE 30, 2008 (UNAUDITED)

Valuation of Options and Futures - Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Security Transactions and Investment Income - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date; interest income and expense is recognized on the accrual basis and includes amortization of premiums and accretion of discounts on investments, if applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods, if applicable.

Dividends and Distributions - Dividends from net investment income for a Portfolio are declared and paid annually, if available. Distributions from net realized capital gains for each Portfolio are generally made to shareholders annually, if available. Distributions to shareholders are recognized on the ex-dividend date.

Foreign Withholding Taxes - A Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Portfolio accrues such taxes when the related income is earned.

Investments in Real Estate Investment Trusts ("REIT") - Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Foreign Currency Conversion - The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are converted into U.S. dollars on the following basis:

     (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and

     (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Portfolios do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The Portfolios report gains and losses on foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income or loss for federal income tax purposes.

Futures Contracts - A Portfolio may utilize futures contracts primarily to hedge against changes in security prices. Upon entering into a futures contract, the Portfolio will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit required to initiate the futures transaction. The Growth II Portfolio had no outstanding futures contracts as of June 30, 2008.

Options - A Portfolio may write or purchase financial options contracts primarily to hedge against changes in security prices, or securities that the Portfolio intends to purchase, and against fluctuations in fair value caused by changes in prevailing market interest rates. When the Portfolio writes or purchases an option, an amount equal to the premium received or paid by the Portfolio is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolio has realized a gain or a loss on investment transactions. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Growth II Portfolio had no outstanding options contracts as of June 30, 2008.

Other - Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are allocated to the Portfolios on the basis of relative net assets. The Trust has an arrangement with the transfer agent, DST Systems, Inc., whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. The transfer agent fees shown in the Statement of Operations are in total and do not reflect the expense reductions, if any, which are shown separately.

3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

Investment Advisor - Old Mutual Capital serves as the investment advisor to each Portfolio. Old Mutual Capital is an indirect, wholly owned subsidiary of Old Mutual (US) Holdings, Inc. ("OMUSH"), which is a direct wholly owned subsidiary of OM Group (UK) Limited, which, in turn, is a direct wholly owned subsidiary of Old Mutual, plc, a London-Exchange listed international financial services firm. The Portfolios and the Advisor are parties to a management agreement (the "Management Agreement"), under which the Advisor is obligated to provide advisory services and administrative services to the Trust. Prior to January 1, 2006, advisory services were provided by Liberty Ridge Capital, Inc. ("Liberty Ridge"). In exchange for providing these services, Old Mutual Capital is entitled to receive a management fee ("Management Fee"), calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Growth II Portfolio as set forth in the table below.

                                                                 Management Fee Breakpoint Asset Thresholds
------------------------------------------------------------------------------------------------------------------------------------
                              $0 to         $300 million   $500 million   $750 million   $1.0 billion   $1.5 billion
                              less than     to less than   to less than   to less than   to less than   to less than   $2.0 billion
                              $300 million  $500 million   $750 million   $1.0 billion   $1.5 billion   $2.0 billion   or greater
------------------------------------------------------------------------------------------------------------------------------------
Old Mutual Growth II Portfolio  0.825%        0.775%         0.725%          0.675%        0.625%         0.575%         0.525%

Expense Limitation Agreement - In the interest of limiting expenses of the Growth II Portfolio, the Advisor has entered into an expense limitation agreement ("Expense Limitation Agreement"), with respect to the Growth II Portfolio, pursuant to which the Advisor has contractually agreed to waive through April 30, 2009, its Management Fees and assume other expenses of the Growth II Portfolio to the extent necessary to limit the total annual operating expenses to no more than 1.04% of the Growth II Portfolio's average daily net assets, exclusive of certain expenses such as interest, taxes, brokerage costs and commissions and other extraordinary expenses not incurred in the ordinary course of the Growth II Portfolio's business.

The Advisor may seek reimbursement for Management Fees waived and other expenses paid by the Advisor pursuant to the Expense Limitation Agreement during the previous three fiscal years in which the Management Fees were waived or other expenses paid. Reimbursement by the Growth II Portfolio of the Management Fees waived and other expenses paid by the Advisor, pursuant to the Expense Limitation Agreement, may be made when the Growth II Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Growth II Portfolio to exceed 1.04%. No reimbursement by the Growth II Portfolio will be made unless: (i) the Growth II Portfolio's assets exceed $75 million; (ii) the Growth II Portfolio's total annual operating expense ratio is less than 1.04%, and (iii) the payment of such reimbursement is approved by the Board. Old Mutual Capital and Liberty Ridge have agreed not to seek reimbursement of fees waived or limited or other expenses paid by Liberty Ridge prior to January 1, 2006.

At June 30, 2008, pursuant to the above, the amount of previously waived and reimbursed fees for the Growth II Portfolio for which the Advisor may seek reimbursement was $47 (000) (expiring December 31, 2009), $108 (000) (expiring December 31, 2010) and $61 (000) (expiring December 31, 2011). As of June 30, 2008, the net assets of the Growth II Portfolio are less than $75 million.

Sub-Advisory Agreements - The Trust, on behalf of the Growth II Portfolio, and the Advisor have entered into separate sub-advisory agreements (the "Sub-Advisory Agreements") with Munder Capital Management and Turner Investment Partners, Inc. to provide co-sub-advisory services to the Growth II Portfolio. For the services provided and expenses incurred pursuant to the Sub-Advisory Agreements, each co-sub-advisor is entitled to receive from the Advisor a sub-advisory fee of 0.475% of the average daily net assets of such portion of the Growth II Portfolio managed.

From time to time, Old Mutual Capital may recommend the appointment of additional or replacement sub-advisors to the Board. The Trust and Old Mutual Capital have received exemptive relief from the Securities and Exchange Commission ("SEC") that permits the Trust to employ a "manager of managers" structure. Under this structure, Old Mutual Capital, with the approval of the Board, may hire, terminate or replace unaffiliated sub-advisors without shareholder approval, including, without limitation, the replacement or reinstatement of any unaffiliated sub-advisors with respect to which a sub-advisory agreement has automatically terminated as a result of an assignment. Under the manager of managers structure, Old Mutual Capital has the ultimate responsibility to oversee the sub-advisors and recommend their hiring, termination and replacement. Each of the Portfolios in the Trust intends to rely on the exemptive order and operate in the manner described above. Shareholders will be notified of any changes in unaffiliated sub-advisors. Shareholders of a Portfolio have the right to terminate a sub-advisory agreement with an unaffiliated sub-advisor for a Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

Sub-Administrator - Old Mutual Capital and The Bank of New York Mellon (the "Sub-Administrator") entered into a sub-administration and accounting agreement (the "Sub-Administration Agreement") effective December 10, 2007 pursuant to which the Sub-Administrator assists Old Mutual Capital in connection with the administration and business affairs of the Trust. Under the Sub-Administration Agreement,

AS OF JUNE 30, 2008 (UNAUDITED)

Old Mutual Capital pays the Sub-Administrator as follows: annual rates, based on the combined average daily gross assets of the Trust, Old Mutual Funds I, Old Mutual Funds II and Old Mutual Funds III (the "Old Mutual Complex"), of (1) 0.0475% of the first $6 billion, plus (2) 0.04% of the average daily gross assets in excess of $6 billion. Certain minimum fees also apply. The Sub-Administration Agreement provides that the Sub-Administrator will not be liable for any costs, damages, liabilities or claims incurred by the Sub-Administrator, except those arising out of the Sub-Administrator's or it's delegee's or agent's (if such delegee or agent is a subsidiary of the Sub-Administrator) negligence or wilful misconduct or the Sub-Administrator's failure to act in good faith. In no event shall the Sub-Administrator be liable to Old Mutual Capital or any third party for special, indirect or consequential damages.

Distributor - The Trust has entered into a distribution agreement with Old Mutual Investment Partners (the "Distributor"), a wholly owned subsidiary of the Advisor. The Distributor receives no compensation for serving in such capacity.

Transfer Agent - DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Trust. From time to time, the Trust may pay amounts to third parties that provide sub-transfer agency and other administrative services related to the Trust to persons who beneficially own interests in the Trust.

Custodian - The Bank of New York Mellon serves as the custodian for each of the Portfolios.

Officers of the Trust who are or were officers of the Advisor, Sub-Administrator and/or the Distributor received no compensation from the Trust.

4. INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

The cost of securities purchased and the proceeds from securities sold, other than short-term investments and U.S. Government securities, for the Growth II Portfolio for the six-month period ended June 30, 2008, were $13,733 (000) and $16,640 (000), respectively.

5. FEDERAL TAX INFORMATION
--------------------------------------------------------------------------------

The Growth II Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

The Portfolio adopted the provisions of Financial Accounting Standards Board
(FASB) Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes on June 29, 2007. FIN 48 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Portfolio's tax returns to determine whether these positions meet a "more-likely-than-not" standard that based on the technical merits have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

FIN 48 requires management of the Portfolio to analyze all open tax years, fiscal years 2003-2007 as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six-month period ended June 30, 2008, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to Paid-in Capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2007, primarily attributable to certain net operating losses, which, for tax purposes, are not available to offset future income were reclassified to/from the following accounts:

               Decrease                     Increase Undistributed Net
         Paid in Capital (000)               Investment Income (000)
---------------------------------------------------------------------------
                $(129)                                $129
---------------------------------------------------------------------------

This reclassification had no effect on net assets or net asset value per share.

The tax character of dividends declared during the year ended December 31, 2007 were $44(000) of ordinary income. No dividends or distributions were declared during the year ended December 31, 2006.

As of December 31, 2007, the components of distributable earnings/(accumulated losses) were as follows (000):

Capital loss carryforwards expiring:

   December 2009                        $(213,303)
   December 2010                          (28,813)
Unrealized appreciation                     7,774
                                      --------------
                                        $(234,342)
                                      --------------

For federal income tax purposes, net realized capital losses may be carried forward and applied against future capital gains, as permitted by the Internal Revenue Code for a maximum period up to eight years. During the year ended December 31, 2007, the Growth II Portfolio utilized $4,014(000) of capital loss carryforwards to offset net realized capital gains.

The federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Growth II Portfolio for federal income tax purposes at June 30, 2008 were as follows:

                                                                 Net
      Federal         Unrealized           Unrealized         Unrealized
    Tax Cost (000)  Appreciation (000)  Depreciation (000)  Appreciation (000)
------------------------------------------------------------------------------
       $22,234          $5,344               $(948)              $4,396


6. CONCENTRATIONS/RISKS
--------------------------------------------------------------------------------

Like all investments in securities, you risk losing money by investing in the Portfolios. The main risks of investing in the Growth II Portfolio are:

Stock Market Risk - The value of the stocks and other securities owned by the Growth II Portfolio will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or the sub-advisor may misgauge that worth.

Investment Style Risk - Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Growth II Portfolio's growth style of investing, and the Growth II Portfolio's returns may vary considerably from other equity funds using different investment styles.

Small and Mid-Size Company Risk - The Growth II Portfolio primarily invests in small or mid-size companies. While small and mid-size companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Growth II Portfolio could have greater difficulty buying or selling a security of a smaller-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk - Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Growth II Portfolio may overweight certain industries within a sector, which may cause the Growth II Portfolio's performance to be susceptible to the economic, business or other developments that affect those industries.

In the normal course of business, the Growth II Portfolio enters into various contracts that provide for general indemnifications. The Growth II Portfolio's maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Growth II Portfolio. However, based on experience, the Growth II Portfolio expects the risk of loss to be remote.

7. INTERFUND LENDING
--------------------------------------------------------------------------------

Pursuant to resolutions adopted by the Boards of Trustees of each of the Trust, Old Mutual Funds I and Old Mutual Funds II (together, the "Trusts"), on behalf of certain series portfolios of the Trusts (for the purposes of this Note 7, "the OM Funds"), each of the OM Funds may lend an amount up to its prospectus-defined limitations to other OM Funds. All such lending shall be conducted pursuant to the exemptive order granted by the SEC on August 12, 2003 to the Trusts.

The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the OM Funds from investments in overnight repurchase agreements) and the bank loan rate (federal funds rate plus 50 basis points). None of the OM Funds may borrow more than 10% of their net assets.

The Portfolios had no outstanding borrowings or loans related to interfund lending at any time during the six-month period ended June 30, 2008.

NOTES TO FINANCIAL STATEMENTS - concluded
AS OF JUNE 30, 2008 (UNAUDITED)

8. LITIGATION
--------------------------------------------------------------------------------

In June 2004, Liberty Ridge [formerly know as Pilgrim Baxter & Associates, Ltd. ("PBA")], the former advisor to the Trust and the current sub-advisor to certain Portfolios, reached settlement agreements with respect to the market timing and selective disclosure actions filed by the SEC and New York Attorney General ("NYAG"). Under the NYAG settlement, if certain terms and undertakings in that settlement as described in the Trust's Statement of Additional Information ("SAI") are not met, the NYAG settlement stipulates that Liberty Ridge shall promptly terminate its management of the Portfolios. In this event, the Board would be required to seek new investment management of the Portfolios sub-advised by Liberty Ridge or consider other alternatives.

As part of the In Re Mutual Funds Investment Litigation pending in the U.S. District Court for the District of Maryland (the "MDL Court"), PBHG Funds (now known as Old Mutual Funds II), Liberty Ridge, its affiliates, and/or certain related and unrelated parties have been named as defendants in a class action suit ("Class Action Suit") and a separate derivative suit ("Derivative Suit") (together the "Civil Litigation"). The Civil Litigation consolidates and coordinates for pre-trial matters a number of individual class action suits and derivative suits based on similar claims, which previously had been filed against the PBHG Funds, Liberty Ridge and/or certain related parties in other jurisdictions, and had been transferred to the MDL Court. Information on the previously filed suits is contained in the Trust's SAI. Consolidated complaints in the Class Action and Derivative Suits were filed in the Civil Litigation on September 29, 2004 (MDL 1586).

The Civil Litigation and the previously filed suits are primarily based upon allegations that the defendants engaged in or facilitated market timing of the PBHG Funds, and also made selective disclosure of confidential portfolio information to certain defendants and other parties. The Civil Litigation alleges a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breaches of fiduciary duty; and (iii) false or misleading prospectus disclosure. The Civil Litigation requests compensatory and punitive damages. In addition, the Derivative Suit requests the removal of each of the Trustees, the removal of Liberty Ridge as investment advisor, the removal of PBHG Fund Distributors (now known as Old Mutual Investment Partners) as distributor, rescission of the management and other contracts between PBHG Funds and the defendants, and rescission of the PBHG Funds' 12b-1 Plan.

On August 30, 2005, the State of West Virginia Securities Division (the "WV Securities Division") entered a cease and desist order (the "Order" and, together with the Civil Litigation, the "Litigation") against PBA. The Trust was not named in the Order. In the Order, the WV Securities Division alleged that Liberty Ridge permitted short-term trading in excess of the Trust's disclosed limitation of four exchanges per year and also provided confidential portfolio information to customers of a broker-dealer who used the information to market time the Trust. The WV Securities Division further alleges in the Order that the foregoing violated the West Virginia Securities Act (W. Va. Code ss.ss. 32-1-101, et seq.) and is seeking that Liberty Ridge cease and desist from further violation of the West Virginia Securities Act; pay restitution; disgorge fees; pay administrative and investigatory costs and expenses, including counsel fees; pay an administrative assessment; and other relief. It is possible that similar actions based on the same facts and circumstances may be filed in the future by other state agencies. Such other actions will be described in the SAI.

At this stage of the Litigation it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against Liberty Ridge or any other named defendant. While it is currently too early to predict the result of the Litigation, Old Mutual Capital does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment advisor to the Portfolios. However, neither Liberty Ridge nor Old Mutual Capital is currently able to gauge the level of shareholder redemptions that may result from the news of the resolution of these pending lawsuits. Redemptions may require the Portfolios to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the Portfolios.

9. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

In March 2008, the FASB issued Statement of Financial Accounting Standards
(SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about a Portfolio's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 may have on the Portfolio's financial statement disclosures.

10. SUBSEQUENT EVENT
--------------------------------------------------------------------------------

Old Mutual Capital intends to seek approval from the Portfolio's Board on August 22, 2008 to liquidate the Portfolio and terminate the Trust on or around December 15, 2008.

PROXY VOTING AND PORTFOLIO HOLDINGS (Unaudited)

Proxy Voting

A description of the guidelines that the Trust uses to determine how to vote proxies relating to portfolio securities and information regarding how the Portfolio voted proxies relating to Portfolio securities during the six-month period ended June 30, 2008 is available (i) without charge upon request, by calling 888-772-2888 toll-free; (ii) on the SEC's website at http://www.sec.gov; and (iii) on the Trust's website at oldmutualfunds.com.

Old Mutual Insurance Series Fund Form N-Q Information

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov, or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330 toll-free.

PORTFOLIO EXPENSES EXAMPLE (Unaudited)

Six-Month Hypothetical Expense Example - June 30, 2008

Example. As a shareholder of a Portfolio you may pay two types of fees: transaction fees and fund-related fees. A Portfolio may charge transaction fees. A Portfolio also incurs various ongoing expenses, including management fees, and other Portfolio expenses, which are indirectly paid by shareholders and affect your investment return.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Growth II Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2008.

Actual Expenses. The first line in the following table provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, custody fees and transfer agent fees. However, the Example does not include client specific fees. The Example also does not include Portfolio trading commissions and related trading expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Growth II Portfolio under the heading entitled "Expenses Paid During Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Growth II Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Growth II Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Growth II Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios or funds. If these transactional costs were included, your costs would have been higher.

                                                                       Annualized      Expenses
                                         Beginning        Ending         Expense         Paid
                                          Account        Account         Ratios         During
                                           Value          Value        For the Six-    Six-Month
                                          1/1/08         6/30/08       Month Period     Period*
-------------------------------------------------------------------------------------------------
Old Mutual Growth II Portfolio
-------------------------------------------------------------------------------------------------
   Actual Portfolio Return               $1,000.00       $905.30          1.04%         $4.93
   Hypothetical 5% Return                 1,000.00      1,019.69          1.04           5.22

* Expenses are equal to the Growth II Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

FOR MORE INFORMATION

For investors who want more information about the Old Mutual Insurance Series Fund please contact us at:

     | By Telephone:
     | 888.772.2888
     |
     | By Mail:
     | Old Mutual Insurance Series Fund
     | P.O. Box 219534
     | Kansas City, Missouri 64121-9534
     |
     | Via the Internet:
     | oldmutualfunds.com

This semi-annual report is intended for the information of Old Mutual Insurance Series Fund shareholders, but may be used by prospective investors when preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains important information about the objectives, risks, share classes, charges and expenses of the Old Mutual Insurance Series Fund, by visiting oldmutualfunds.com or by calling 888.772.2888. Please read the prospectus carefully before investing.














                                                               [OLD MUTUAL LOGO]

Funds distributed by Old Mutual Investment Partners
R-08-339 08/2008

[OLD MUTUAL LOGO]
Insurance Series Fund











                        Old Mutual Insurance Series Fund
                                   SEMI-ANNUAL
                                     REPORT



                                  June 30, 2008


Old Mutual Large Cap Growth Portfolio

TABLE OF CONTENTS

About This Report                                                2

Message to Shareholders                                          3

Portfolio Summary                                                4

Schedule of Investments                                          5

Statement of Assets & Liabilities                                9

Statement of Operations                                         10

Statement of Changes in Net Assets                              11

Financial Highlights                                            12

Notes to Financial Statements                                   13

Proxy Voting and Portfolio Holdings                             19

Portfolio Expenses Example                                      20

ABOUT THIS REPORT

HISTORICAL RETURNS
--------------------------------------------------------------------------------

All total returns mentioned in this report account for the change in the Portfolio's per-share price and assume the reinvestment of any dividends and capital gain distributions. The Portfolio's performance results do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. The returns for certain periods may reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

The Portfolio is only available through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The Portfolio's performance does not reflect the fees and expenses associated with the variable insurance products. Early withdrawals from the variable insurance products may result in tax penalties as well as sales charges assessed by the variable annuity provider.

PORTFOLIO DATA
--------------------------------------------------------------------------------

This report reflects views, opinions, and Portfolio holdings as of June 30, 2008, the end of the report period, and is subject to change. The information is not a complete analysis of every aspect of any sector, industry, security or the Portfolio.

Opinions and forecasts regarding industries, companies and/or themes, and Portfolio composition and holdings, are subject to change at any time based on market and other conditions, and should not be construed as a recommendation of any specific security or as investment advice. Percentage holdings as of June 30, 2008 are included in the Portfolio's Schedule of Investments. There is no assurance that the securities purchased will remain in the Portfolio or that securities sold have not been repurchased.

There are risks associated with mutual fund investing, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. An investment in a Portfolio is not a bank deposit or other obligation, or guaranteed by a depository institution. It is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

COMPARATIVE INDEXES
--------------------------------------------------------------------------------

The comparative indexes discussed in this report are meant to provide a basis for judging the Portfolio's performance against specific securities indexes. Each index accounts for changes in security price and assumes reinvestment of dividends and distributions, but does not reflect the cost of managing a mutual fund. The Portfolio may significantly differ in holdings and composition from the indexes and individuals cannot invest directly in an index.

Russell 3000(R) Growth Index

The unmanaged Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 3000(R) Value Index

Measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Value or the Russell 2000(R) Value Indexes.

S&P 500 Index

The unmanaged S&P 500 Index is a market value-weighted index that measures the performance of large-cap common stocks across all major industries.

Index returns and statistical data included in this report are provided by Bloomberg and FactSet.

MESSAGE TO SHAREHOLDERS


Dear Shareholder:

Financial markets were volatile during the semi-annual period ended June 30, 2008. The first quarter of the period was trying for investors as every major domestic equity index traded lower. With market volatility higher and investor sentiment biased toward risk aversion, companies with the highest earnings growth prospects fared the worst during the quarter. The second quarter began with a strong rally propelling all the major indices higher. The rally was short-lived, however, as surging crude oil prices, declining consumer confidence and ailing financial firms continued to fuel broad concerns about the economy and profits. Equity markets were generally weak across the board, without regard to market capitalization or investment style, although emerging market economies continued to garner interest. During the period, U.S. stocks, as measured by the S&P 500 Index, declined by (11.91)%. The broad market Russell 3000(R) Growth and Russell 3000(R) Value Indexes posted declines of (9.04)% and (13.28)%, respectively. Overall, the period was one where growth stock indexes outperformed value-oriented indexes on a relative basis, while mid-cap stocks outperformed large and small cap peers.

The downturn in the housing market and dislocation in the mortgage market that contributed to the sharp increase in volatility in the latter half of 2007 continued throughout the first six months of 2008. The decreased willingness for market participants to adequately price a wide range of previously liquid financial instruments led to a credit crunch that severely disrupted all markets in March. Sagging home prices, uncertainty in the labor markets, decelerating wage growth and high gas prices brought consumer confidence down to a level not seen in decades. Overall, concerns about the U.S. economy and the credit crunch caused a major downturn in stock prices regardless of the individual company's fundamentals. Against this backdrop, Old Mutual Insurance Series Fund Portfolios produced results during the period that were generally in-line with the returns of their respective benchmarks.

Despite this challenging environment, there are several reasons to remain cautiously optimistic as we look forward into the rest of 2008 and beyond. While the markets in the short term continue to be driven by momentum, we believe the next six to twelve months may show a rotation back to long ignored equities with solid cash balances, reasonable debt levels, and good growth prospects. We are focusing our attention on companies we believe will do well regardless of the headlines in the paper.

As always, we are grateful for your support and will continue to work diligently to enhance your experience as an investor in Old Mutual Insurance Series Fund Portfolios. Please do not hesitate to contact us if there is anything we can do to serve you better. Feel free to contact me directly, at President@oldmutualcapital.com, or please see the back cover of this report for other contact information.

Sincerely,

/s/ Julian F. Sluyters

Julian F. Sluyters
President
Old Mutual Insurance Series Fund

OLD MUTUAL LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY (UNAUDITED)


Top Ten Holdings as of June 30, 2008
---------------------------------------------------
Cisco Systems                               2.8%
---------------------------------------------------
Qualcomm                                    2.7%
---------------------------------------------------
Monsanto                                    2.7%
---------------------------------------------------
Google, Cl A                                2.5%
---------------------------------------------------
Apple                                       2.4%
---------------------------------------------------
Halliburton                                 2.1%
---------------------------------------------------
Cameron International                       1.8%
---------------------------------------------------
Corning                                     1.6%
---------------------------------------------------
International Business Machines             1.5%
---------------------------------------------------
Praxair                                     1.5%
---------------------------------------------------
As a % of Total Portfolio Investments      21.6%
---------------------------------------------------


Sector Weightings as of June 30, 2008 - % of Total Portfolio Investments
--------------------------------------------------------------------------------
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Cash Equivalents                       0.9%
Consumer Discretionary                 6.9%
Consumer Staples                       7.0%
Energy                                13.3%
Financials                             8.4%
Health Care                           13.5%
Industrials                           14.2%
Information Technology                26.3%
Materials                              6.0%
Telecommunication Services             2.9%
Utilities                              0.6%

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

---------------------------------------------------------------------
Description                               Shares        Value (000)
---------------------------------------------------------------------

Common Stock - 98.2%
Aerospace/Defense - 0.6%
Boeing                                           930   $         61
                                                       --------------

Total Aerospace/Defense                                          61
---------------------------------------------------------------------

Agricultural Chemicals - 3.3%
Monsanto                                       2,055            260
Mosaic*                                          420             61
                                                       --------------

Total Agricultural Chemicals                                    321
---------------------------------------------------------------------

Agricultural Operations - 0.3%
Bunge                                            300             32
                                                       --------------

Total Agricultural Operations                                    32
---------------------------------------------------------------------

Apparel Manufacturers - 0.4%
Coach*                                         1,390             40
                                                       --------------

Total Apparel Manufacturers                                      40
---------------------------------------------------------------------

Applications Software - 1.5%
Microsoft                                      4,550            125
Salesforce.com*                                  260             18
                                                       ______________

Total Applications Software                                     143
_____________________________________________________________________

Athletic Footwear - 0.8%
Nike, Cl B                                     1,310             78
                                                       --------------

Total Athletic Footwear                                          78
---------------------------------------------------------------------

Beverages-Non-Alcoholic - 2.3%
Coca-Cola                                      2,350            122
PepsiCo                                        1,495             95
                                                       --------------

Total Beverages-Non-Alcoholic                                   217
---------------------------------------------------------------------

Beverages-Wine/Spirits - 0.2%
Central European Distribution*                   280             21
                                                       ______________

Total Beverages-Wine/Spirits                                     21
_____________________________________________________________________

Brewery - 1.9%
Cia de Bebidas das Americas ADR                1,220             77
Fomento Economico Mexicano ADR                 1,070             49
Molson Coors Brewing, Cl B                     1,060             58
                                                       --------------

Total Brewery                                                   184
---------------------------------------------------------------------

Broadcast Services/Programming - 0.3%
Discovery Holding, Cl A*                       1,280             28
                                                       --------------

Total Broadcast Services/Programming                             28
---------------------------------------------------------------------

Building-Residential/Commercial - 0.4%
NVR*                                              80             40
                                                       --------------

Total Building-Residential/Commercial                            40
---------------------------------------------------------------------


---------------------------------------------------------------------
Description                               Shares        Value (000)
---------------------------------------------------------------------

Cellular Telecommunications - 1.2%
Millicom International Cellular                  740   $         77
Mobile Telesystems ADR                           540             41
                                                       --------------

Total Cellular Telecommunications                               118
---------------------------------------------------------------------

Chemicals-Specialty - 0.8%
Ecolab                                         1,780             77
                                                       ______________

Total Chemicals-Specialty                                        77
_____________________________________________________________________

Coal - 0.8%
Consol Energy                                    710             80
                                                       ______________

Total Coal                                                       80
_____________________________________________________________________

Commercial Services-Finance - 0.5%
Visa, Cl A*                                      620             50
                                                       ______________

Total Commercial Services-Finance                                50
_____________________________________________________________________

Computer Services - 0.6%
Cognizant Technology Solutions, Cl A*          1,640             53
                                                       ______________

Total Computer Services                                          53
---------------------------------------------------------------------

Computers - 4.6%
Apple*                                         1,340            224
Hewlett-Packard                                1,700             75
International Business Machines                1,225            145
                                                       --------------

Total Computers                                                 444
---------------------------------------------------------------------

Computers-Memory Devices - 0.5%
EMC*                                           2,680             39
SanDisk*                                         690             13
                                                       --------------

Total Computers-Memory Devices                                   52
---------------------------------------------------------------------

Consulting Services - 1.9%
Accenture, Cl A                                3,170            129
FTI Consulting*                                  805             55
                                                       --------------

Total Consulting Services                                       184
---------------------------------------------------------------------

Containers-Metal/Glass - 0.3%
Owens-Illinois*                                  620             26
                                                       ______________

Total Containers-Metal/Glass                                     26
_____________________________________________________________________

Cosmetics & Toiletries - 1.3%
Estee Lauder, Cl A                               720             33
Procter & Gamble                               1,585             96
                                                       --------------

Total Cosmetics & Toiletries                                    129
---------------------------------------------------------------------

Data Processing/Management - 0.5%
Fiserv*                                        1,080             49
                                                       --------------

Total Data Processing/Management                                 49
---------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

---------------------------------------------------------------------
Description                               Shares        Value (000)
---------------------------------------------------------------------

Disposable Medical Products - 1.0%
C.R. Bard                                      1,090   $         96
                                                       ______________

Total Disposable Medical Products                                96
_____________________________________________________________________

Diversified Financial Services - 0.5%
IntercontinentalExchange*                        410             47
                                                       ______________

Total Diversified Financial Services                             47
_____________________________________________________________________

Diversified Manufacturing Operations - 4.0%
Danaher                                          950             73
Illinois Tool Works                            1,990             95
SPX                                              360             47
Textron                                        1,630             78
Tyco International                             2,240             90
                                                       --------------

Total Diversified Manufacturing Operations                      383
_____________________________________________________________________

E-Commerce/Services - 0.8%
eBay*                                          1,480             40
Priceline.com*                                   290             34
                                                       --------------

Total E-Commerce/Services                                        74
---------------------------------------------------------------------

Electric Products-Miscellaneous - 0.7%
Emerson Electric                               1,300             64
                                                       --------------

Total Electric Products-Miscellaneous                            64
---------------------------------------------------------------------

Electronic Components-Semiconductors - 2.8%
Broadcom, Cl A*                                1,250             34
Intel                                          6,210            133
Texas Instruments                              3,525             99
                                                       ______________

Total Electronic Components-Semiconductors                      266
_____________________________________________________________________

Energy-Alternate Sources - 0.6%
First Solar*                                     195             53
                                                       ______________

Total Energy-Alternate Sources                                   53
_____________________________________________________________________

Engineering/R&D Services - 2.8%
ABB ADR*                                       2,800             79
Jacobs Engineering Group*                      1,640            132
McDermott International*                         915             57
                                                       --------------

Total Engineering/R&D Services                                  268
---------------------------------------------------------------------

Engines-Internal Combustion - 0.9%
Cummins                                        1,270             83
                                                       ______________

Total Engines-Internal Combustion                                83
_____________________________________________________________________

Entertainment Software - 0.7%
Electronic Arts*                               1,550             69
                                                       ______________

Total Entertainment Software                                     69
_____________________________________________________________________

Fiduciary Banks - 1.7%
Northern Trust                                   920             63
State Street                                   1,565            100
                                                       ______________

Total Fiduciary Banks                                           163
_____________________________________________________________________


---------------------------------------------------------------------
Description                               Shares        Value (000)
---------------------------------------------------------------------

Finance-Investment Banker/Broker - 1.4%
Charles Schwab                                 3,110   $         64
Goldman Sachs Group                              405             71
                                                       --------------

Total Finance-Investment Banker/Broker                          135
---------------------------------------------------------------------

Food-Miscellaneous/Diversified - 0.4%
General Mills                                    700             43
                                                       --------------

Total Food-Miscellaneous/Diversified                             43
---------------------------------------------------------------------

Independent Power Producer - 0.5%
Dynegy, Cl A*                                  6,140             53
                                                       ______________

Total Independent Power Producer                                 53
---------------------------------------------------------------------

Industrial Automation/Robot - 0.9%
Rockwell Automation                            1,865             82
                                                       --------------

Total Industrial Automation/Robot                                82
_____________________________________________________________________

Industrial Gases - 1.5%
Praxair                                        1,540            145
                                                       --------------

Total Industrial Gases                                          145
_____________________________________________________________________

Instruments-Scientific - 1.0%
Thermo Fisher Scientific*                      1,720             96
                                                       --------------

Total Instruments-Scientific                                     96
_____________________________________________________________________

Internet Infrastructure Software - 0.2%
Akamai Technologies*                             590             21
                                                       --------------

Total Internet Infrastructure Software                           21
---------------------------------------------------------------------

Internet Security - 0.4%
VeriSign*                                        920             35
                                                       --------------

Total Internet Security                                          35
---------------------------------------------------------------------

Investment Management/Advisory Services - 1.8%
Blackrock                                        345             61
T Rowe Price Group                             2,075            117
                                                       --------------

Total Investment Management/Advisory Services                   178
---------------------------------------------------------------------

Life/Health Insurance - 1.1%
Aflac                                          1,040             65
Manulife Financial                             1,300             45
                                                       --------------

Total Life/Health Insurance                                     110
---------------------------------------------------------------------

Machinery-Construction & Mining - 0.4%
Terex*                                           700             36
                                                       --------------

Total Machinery-Construction & Mining                            36
---------------------------------------------------------------------

Machinery-Farm - 1.2%
AGCO*                                            915             48
Deere                                            910             66
                                                       --------------

Total Machinery-Farm                                            114
---------------------------------------------------------------------

---------------------------------------------------------------------
Description                               Shares        Value (000)
---------------------------------------------------------------------

Machinery-Pumps - 0.8%
Flowserve                                        595   $         81
                                                       ______________

Total Machinery-Pumps                                            81
_____________________________________________________________________

Medical Instruments - 0.4%
Intuitive Surgical*                              145             39
                                                       ______________

Total Medical Instruments                                        39
_____________________________________________________________________

Medical Products - 4.5%
Baxter International                           1,440             92
Becton Dickinson                                 470             38
Covidien                                         810             39
Henry Schein*                                  1,960            101
Johnson & Johnson                              1,660            107
Stryker                                          835             53
                                                       --------------

Total Medical Products                                          430
---------------------------------------------------------------------

Medical-Biomedical/Genetic - 3.7%
Amgen*                                         1,950             92
Charles River Laboratories*                      380             24
Genentech*                                       715             54
Genzyme*                                         620             45
Gilead Sciences*                               2,180            115
Illumina*                                        290             25
                                                       ______________

Total Medical-Biomedical/Genetic                                355
_____________________________________________________________________

Medical-Drugs - 1.2%
Abbott Laboratories                            2,160            114
Allergan                                          30              2
                                                       --------------

Total Medical-Drugs                                             116
---------------------------------------------------------------------

Medical-Generic Drugs - 0.3%
Teva Pharmaceutical Industries ADR               710             33
                                                       ______________

Total Medical-Generic Drugs                                      33
_____________________________________________________________________

Networking Products - 2.8%
Cisco Systems*                                11,510            268
                                                       ______________

Total Networking Products                                       268
_____________________________________________________________________

Oil Companies-Exploration & Production - 2.8%
Range Resources                                  790             52
Southwestern Energy*                           2,745            131
XTO Energy                                     1,309             90
                                                       --------------

Total Oil Companies-Exploration & Production                    273
---------------------------------------------------------------------

Oil Companies-Integrated - 2.0%
Murphy Oil                                       720             71
Petroleo Brasileiro ADR                        1,670            118
                                                       ______________

Total Oil Companies-Integrated                                  189
_____________________________________________________________________


---------------------------------------------------------------------
Description                               Shares        Value (000)
---------------------------------------------------------------------

Oil Field Machinery & Equipment - 2.9%
Cameron International*                         3,160   $        175
National Oilwell Varco*                        1,140            101
                                                       --------------

Total Oil Field Machinery & Equipment                           276
---------------------------------------------------------------------

Oil-Field Services - 4.6%
Halliburton                                    3,725            198
Schlumberger                                     795             85
Smith International                            1,025             85
Weatherford International*                     1,480             73
                                                       --------------

Total Oil-Field Services                                        441
_____________________________________________________________________

Pharmacy Services - 1.2%
Express Scripts*                               1,915            120
                                                       ______________

Total Pharmacy Services                                         120
_____________________________________________________________________

Pipelines - 0.2%
Williams                                         390             16
                                                       ______________

Total Pipelines                                                  16
_____________________________________________________________________

Property/Casualty Insurance - 0.8%
Chubb                                          1,480             73
                                                       --------------

Total Property/Casualty Insurance                                73
---------------------------------------------------------------------

REITs-Storage - 0.5%
Public Storage                                   620             50
                                                       --------------

Total REITs-Storage                                              50
---------------------------------------------------------------------

Retail-Apparel/Shoe - 1.2%
Guess ?                                        2,140             80
Urban Outfitters*                              1,090             34
                                                       --------------

Total Retail-Apparel/Shoe                                       114
---------------------------------------------------------------------

Retail-Building Products - 0.4%
Lowe's                                         1,920             40
                                                       --------------

Total Retail-Building Products                                   40
---------------------------------------------------------------------

Retail-Computer Equipment - 0.5%
GameStop, Cl A*                                1,245             50
                                                       ______________

Total Retail-Computer Equipment                                  50
_____________________________________________________________________

Retail-Drug Store - 0.7%
CVS/Caremark                                   1,630             64
                                                       ______________

Total Retail-Drug Store                                          64
---------------------------------------------------------------------

Retail-Jewelry - 0.7%
Tiffany                                        1,680             69
                                                       --------------

Total Retail-Jewelry                                             69
---------------------------------------------------------------------

Retail-Office Supplies - 0.2%
Staples                                        1,020             24
                                                       --------------

Total Retail-Office Supplies                                     24
---------------------------------------------------------------------

OLD MUTUAL LARGE CAP GROWTH PORTFOLIO - concluded
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

---------------------------------------------------------------------
Description                               Shares        Value (000)
---------------------------------------------------------------------

Retail-Regional Department Store - 0.3%
Kohl's*                                          730   $         29
                                                       ______________

Total Retail-Regional Department Store                           29
_____________________________________________________________________

Retail-Restaurants - 1.0%
McDonald's                                     1,740             98
                                                       --------------

Total Retail-Restaurants                                         98
---------------------------------------------------------------------

S&L/Thrifts-Eastern US - 0.5%
People's United Financial                      3,180             50
                                                       --------------

Total S&L/Thrifts-Eastern US                                     50
_____________________________________________________________________

Semiconductor Components-Integrated Circuits - 0.5%
Marvell Technology Group*                      2,720             48
                                                       --------------

Total Semiconductor Components-Integrated Circuits               48
_____________________________________________________________________

Semiconductor Equipment - 1.4%
Applied Materials                              4,160             79
Lam Research*                                    820             30
Varian Semiconductor Equipment
   Associates*                                   620             22
                                                       --------------

Total Semiconductor Equipment                                   131
_____________________________________________________________________

Telecommunications Equipment-Fiber Optics - 1.6%
Corning                                        6,655            153
                                                       --------------

Total Telecommunications Equipment-Fiber Optics                 153
---------------------------------------------------------------------

Telephone-Integrated - 1.2%
AT&T                                           1,370             46
China Netcom Group ADR                         1,350             74
                                                       ______________

Total Telephone-Integrated                                      120
_____________________________________________________________________

Transport-Rail - 0.5%
Union Pacific                                    580             44
                                                       ______________

Total Transport-Rail                                             44
---------------------------------------------------------------------

Transport-Services - 0.3%
Expeditors International of Washington           760             33
                                                       --------------

Total Transport-Services                                         33
_____________________________________________________________________

Web Portals/ISP - 2.5%
Google, Cl A*                                    450            237
                                                       --------------

Total Web Portals/ISP                                           237
---------------------------------------------------------------------

Wireless Equipment - 3.7%
Nokia ADR                                      2,315             57
Qualcomm                                       5,890            261
SBA Communications, Cl A*                      1,000             36
                                                       --------------

Total Wireless Equipment                                        354
                                                       --------------

Total Common Stock (Cost $8,432)                              9,459
---------------------------------------------------------------------


---------------------------------------------------------------------
Description                               Shares        Value (000)
---------------------------------------------------------------------

Money Market Fund - 0.9%
Dreyfus Cash Management Fund,
   Institutional Class, 2.780% (A)            82,824   $         83
                                                       --------------

Total Money Market Fund (Cost $83)                               83
---------------------------------------------------------------------

Total Investments - 99.1% (Cost $8,515)                       9,542
---------------------------------------------------------------------

Other Assets and Liabilities, Net - 0.9%                         89
---------------------------------------------------------------------

Total Net Assets - 100.0%                              $      9,631
_____________________________________________________________________

* Non-income producing security
(A) - The rate reported represents the 7-day effective yield as of June 30, 2008.
ADR - American Depositary Receipt
Cl - Class
ISP - Internet Service Provider
R&D - Research and Development
REITs - Real Estate Investment Trusts
S&L - Savings and Loan
Cost figures are shown with "000's" omitted.


FAS 157 Footnote Disclosure:

The Portfolio utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows:


Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used as of June 30, 2008 in valuing the Portfolio's net assets were as follows:



                                                        Investments
                 Valuation Inputs                          (000)
_____________________________________________________________________

Level 1 - quoted prices                                      $9,542
Level 2 - other significant observable inputs                     -
Level 3 - significant unobservable inputs                         -
---------------------------------------------------------------------
Total                                                        $9,542
---------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS & LIABILITIES (000, excluding shares)
AS OF JUNE 30, 2008 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                                                                               Old Mutual
                                                                                        Large Cap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------
Assets:
   Investment Securities, at cost                                                                $  8,515
----------------------------------------------------------------------------------------------------------------------
   Investment Securities, at value                                                               $  9,542
   Receivable for Capital Shares Sold                                                                   1
   Receivable for Investment Securities Sold                                                          215
   Receivable for Dividends and Interest                                                                7
   Receivable from Investment Advisor                                                                  17
----------------------------------------------------------------------------------------------------------------------
      Total Assets                                                                                  9,782
----------------------------------------------------------------------------------------------------------------------
Liabilities:
   Payable for Investment Securities Purchased                                                         39
   Payable for Management Fees                                                                         15
   Payable for Capital Shares Redeemed                                                                  2
   Payable to Custodian                                                                                35
   Payable for Trustees' Fees                                                                           7
   Accrued Expenses                                                                                    53
----------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                                               151
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                       $  9,631
----------------------------------------------------------------------------------------------------------------------
Net Assets:
   Paid-in Capital ($0.001 par value, unlimited authorization) based on 469,554
      outstanding shares of beneficial interest                                                  $ 30,423
   Undistributed Net Investment Income                                                                 20
   Accumulated Net Realized Loss on Investments                                                   (21,839)
   Net Unrealized Appreciation on Investments                                                       1,027
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                       $  9,631
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share                                         $  20.51
----------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
                                                                                    Old Mutual
                                                                             Large Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends                                                                           $    56
   Less: Foreign Taxes Withheld                                                             (1)
-----------------------------------------------------------------------------------------------------------

      Total Investment Income                                                               55
-----------------------------------------------------------------------------------------------------------

Expenses:
   Management Fees                                                                          44
   Trustees' Fees                                                                            8
   Custodian Fees                                                                            3
   Professional Fees                                                                        17
   Printing Fees                                                                            31
   Transfer Agent Fees                                                                      11
   Other Expenses                                                                            7
-----------------------------------------------------------------------------------------------------------

      Total Expenses                                                                       121
-----------------------------------------------------------------------------------------------------------

Less:
   Waiver of Management Fees                                                               (44)
   Reimbursement of Other Expenses by Advisor                                              (28)
-----------------------------------------------------------------------------------------------------------

      Net Expenses                                                                          49
-----------------------------------------------------------------------------------------------------------

   Net Investment Income                                                                     6
-----------------------------------------------------------------------------------------------------------

   Net Realized Loss from Investment Transactions                                         (137)
   Net Change in Unrealized Depreciation on Investments                                 (1,362)
-----------------------------------------------------------------------------------------------------------

   Net Realized and Unrealized Loss on Investments                                      (1,499)
-----------------------------------------------------------------------------------------------------------

   Decrease in Net Assets Resulting from Operations                                    $(1,493)
-----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)

-----------------------------------------------------------------------------------------------------------------
                                                                                          Old Mutual
                                                                                   Large Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------
                                                                                1/1/08 to           1/1/07 to
                                                                                 6/30/08            12/31/07
                                                                                (Unaudited)
-----------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income                                                         $     6              $     14
   Net Realized Gain (Loss) from Investments                                        (137)                1,967
   Net Change in Unrealized Appreciation (Depreciation) on Investments            (1,362)                  308
-----------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations                (1,493)                2,289
-----------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders From:
   Net Investment Income                                                               -                   (18)
-----------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                                   -                   (18)
-----------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Shares Issued                                                                     137                   170
   Shares Issued upon Reinvestment of Dividends                                        -                    18
   Shares Redeemed                                                                (1,138)               (4,058)
-----------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived from Capital Shares Transactions                (1,001)               (3,870)
-----------------------------------------------------------------------------------------------------------------
   Total Decrease in Net Assets                                                   (2,494)               (1,599)
-----------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period                                                            12,125                13,724
-----------------------------------------------------------------------------------------------------------------
   End of Period                                                                 $ 9,631              $ 12,125
-----------------------------------------------------------------------------------------------------------------
Undistributed Net Investment Income                                              $    20              $     14
-----------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Shares Issued                                                                       6                     8
   Shares Issued upon Reinvestment of Dividends                                        -                     1
   Shares Redeemed                                                                   (54)                 (191)
-----------------------------------------------------------------------------------------------------------------
   Net Decrease in Shares Outstanding                                                (48)                 (182)
-----------------------------------------------------------------------------------------------------------------

Amounts designated as "-" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD ENDED DECEMBER 31,
 (UNLESS OTHERWISE NOTED)
AND FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED)

                                  Net
         Net                 Realized and                                                            Net                     Net
        Asset       Net       Unrealized                 Dividends  Distributions      Total        Asset                  Assets,
        Value,   Investment      Gains         Total     from Net       from         Dividends      Value,                   End
      Beginning    Income      (Losses)        From     Investment     Capital          and          End       Total      of Period
      of Period  (Loss) (1)  on Securities  Operations    Income        Gains      Distributions  of Period   Return        (000)
------------------------------------------------------------------------------------------------------------------------------------
OLD MUTUAL LARGE CAP GROWTH PORTFOLIO
2008   $23.43      $ 0.01       $(2.93)      $(2.92)      $    -         $ -          $    -       $ 20.51   (12.46)%+    $ 9,631
2007    19.62        0.02         3.82         3.84        (0.03)          -           (0.03)        23.43    19.60%       12,125
2006    18.59        0.02         1.01         1.03            -           -               -         19.62     5.54%       13,724
2005    17.78       (0.07)        0.88         0.81            -           -               -         18.59     4.56%       25,236
2004    16.32       (0.04)        1.50         1.46            -           -               -         17.78     8.95%       31,850
2003    12.44       (0.07)        3.95         3.88            -           -               -         16.32    31.19%       32,357
------------------------------------------------------------------------------------------------------------------------------------


                      Ratio
                   of Expenses      Ratio
                   to Average       of Net
                   Net Assets     Investment
         Ratio     (Excluding       Income
      of Expenses  Waivers and      (Loss)     Portfolio
       to Average    Expense      to Average    Turnover
       Net Assets  Reductions)    Net Assets      Rate
------------------------------------------------------------
OLD MUTUAL LARGE CAP GROWTH PORTFOLIO

2008     0.96%**      2.35%**        0.11%**     54.33%+
2007     0.96%        1.84%          0.11%      128.27%
2006     0.96%        1.21%          0.08%      190.06%
2005     1.10%        1.15%         (0.42)%      30.48%
2004     1.10%        1.10%         (0.27)%      44.92%
2003     1.06%        1.06%         (0.51)%      74.16%
------------------------------------------------------------

(1) Per share amounts for the year or period are calculated based on average outstanding shares.

** Ratios for periods of less than one year have been annualized.

+ Total return and portfolio turnover rate are for the period indicated and have not been annualized. Total return would have been lower had certain expenses not been waived by the Advisor during the period.

Amounts designated as "-" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION
--------------------------------------------------------------------------------

Old Mutual Large Cap Growth Portfolio (the "Large Cap Growth Portfolio") is a series fund of Old Mutual Insurance Series Fund (the "Trust"), a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of the Large Cap Growth Portfolio and seven other funds: the Old Mutual Large Cap Growth Concentrated Portfolio, the Old Mutual Growth II Portfolio, the Old Mutual Mid-Cap Portfolio, the Old Mutual Select Value Portfolio, the Old Mutual Small Cap Growth Portfolio, the Old Mutual Small Cap Portfolio and the Old Mutual Columbus Circle Technology and Communications Portfolio (each a "Portfolio" and, collectively, the "Portfolios").

The Large Cap Growth Portfolio is classified as a diversified management investment company. The financial statements for the Large Cap Growth Portfolio are presented in this report; financial statements for the other Portfolios are presented separately. The Trust's prospectuses provide a description of each Portfolio's investment objectives, policies and investment strategies. The assets of a Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. Each Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies. At June 30, 2008, 81% and 18% of the outstanding shares of the Large Cap Growth Portfolio were held by the separate accounts of two participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

The following is a summary of the significant accounting policies followed by the Large Cap Growth Portfolio.

Use of Estimates in the Preparation of Financial Statements - The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation - Investment securities of a Portfolio that are listed on a securities exchange, market or automated quotation system and for which market quotations are readily available, including securities traded over-the-counter ("OTC") (except for securities traded on NASDAQ), are valued at the last quoted sales price on the principal market on which they are traded at the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern
Time) each day that the NYSE is open (the "Valuation Time"), or, if there is no such reported sale at the Valuation Time, at the most recent quoted bid price reported by the exchange or the OTC market. For securities traded on NASDAQ, the NASDAQ Official Closing Price provided by NASDAQ each business day will be used. If such prices are not available, these securities and unlisted securities for which market quotations are not readily available are valued in accordance with Fair Value Procedures established by the Board of Trustees of the Trust (the "Board"). The Portfolios use pricing services to report the market value of securities in the portfolios; if the pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, securities are valued in accordance with Fair Value Procedures established by the Board. The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. The valuation is assigned to Fair Valued securities for purposes of calculating a Portfolio's net asset value ("NAV"). Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities traded on the foreign exchanges in the Western Hemisphere may be valued at the last quoted sales price from the principal market in which they are traded before the valuation time and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued in accordance with the Fair Value Procedures established by the Board.

Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Portfolio's investment advisor, Old Mutual Capital, Inc. ("Old Mutual Capital" or the "Advisor") determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Portfolios calculate the NAVs. The fair value of the foreign security is translated from the local currency into U.S. dollars using current exchange rates.

AS OF JUNE 30, 2008 (UNAUDITED)


Valuation of Options and Futures - Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Security Transactions and Investment Income - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date; interest income and expense is recognized on the accrual basis and includes amortization of premiums and accretion of discounts on investments, if applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods, if applicable.

Dividends and Distributions - Dividends from net investment income for a Portfolio are declared and paid annually, if available. Distributions from net realized capital gains for each Portfolio are generally made to shareholders annually, if available. Distributions to shareholders are recognized on the ex-dividend date.

Foreign Withholding Taxes - A Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Portfolio accrues such taxes when the related income is earned.

Foreign Currency Conversion - The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are converted into U.S. dollars on the following basis:

     (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and

     (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Portfolios do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The Portfolios report gains and losses on foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income or loss for federal income tax purposes.

Futures Contracts - A Portfolio may utilize futures contracts primarily to hedge against changes in security prices. Upon entering into a futures contract, the Portfolio will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit required to initiate the futures transaction. The Large Cap Growth Portfolio had no outstanding futures contracts as of June 30, 2008.

Options - A Portfolio may write or purchase financial options contracts primarily to hedge against changes in security prices, or securities that the Portfolio intends to purchase, and against fluctuations in fair value caused by changes in prevailing market interest rates. When the Portfolio writes or purchases an option, an amount equal to the premium received or paid by the Portfolio is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolio has realized a gain or a loss on investment transactions. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Large Cap Growth Portfolio had no outstanding options contracts as of June 30, 2008.

Other - Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are allocated to the Portfolios on the basis of relative net assets. The Trust has an arrangement with the transfer agent, DST Systems, Inc., whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. The transfer agent fees shown in the Statement of Operations are in total and do not reflect the expense reductions, if any, which are shown separately.

3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

Investment Advisor - Old Mutual Capital serves as the investment advisor to each Portfolio. Old Mutual Capital is an indirect, wholly owned subsidiary of Old Mutual (US) Holdings, Inc. ("OMUSH"), which is a direct wholly owned subsidiary of OM Group (UK) Limited, which, in turn, is a direct wholly owned subsidiary of Old Mutual, plc, a London-Exchange listed international financial services firm. The Portfolios and the Advisor are parties to a management agreement (the "Management Agreement"), under which the Advisor is obligated to provide advisory services and administrative services to the Trust. Prior to January 1, 2006, advisory services were provided by Liberty Ridge Capital, Inc. ("Liberty Ridge"). In exchange for providing these services, Old Mutual Capital is entitled to receive a management fee ("Management Fee"), calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Large Cap Growth Portfolio as set forth in the table below.

                                                                 Management Fee Breakpoint Asset Thresholds
------------------------------------------------------------------------------------------------------------------------------------
                              $0 to         $300 million   $500 million   $750 million   $1.0 billion   $1.5 billion
                              less than     to less than   to less than   to less than   to less than   to less than   $2.0 billion
                              $300 million  $500 million   $750 million   $1.0 billion   $1.5 billion   $2.0 billion   or greater
------------------------------------------------------------------------------------------------------------------------------------
Old Mutual Large Cap
   Growth Portfolio             0.85%         0.80%          0.75%           0.70%         0.65%          0.60%          0.55%


Expense Limitation Agreement - In the interest of limiting expenses of the Large Cap Growth Portfolio, the Advisor has entered into an expense limitation agreement ("Expense Limitation Agreement"), with respect to the Large Cap Growth Portfolio, pursuant to which the Advisor has contractually agreed to waive through April 30, 2009, its Management Fees and assume other expenses of the Large Cap Growth Portfolio to the extent necessary to limit the total annual operating expenses to no more than 0.96% of the Large Cap Growth Portfolio's average daily net assets, exclusive of certain expenses such as interest, taxes, brokerage costs and commissions and other extraordinary expenses not incurred in the ordinary course of the Large Cap Growth Portfolio's business.

The Advisor may seek reimbursement for Management Fees waived and other expenses paid by the Advisor pursuant to the Expense Limitation Agreement during the previous three fiscal years in which the Management Fees were waived or other expenses paid. Reimbursement by the Large Cap Growth Portfolio of the Management Fees waived and other expenses paid by the Advisor, pursuant to the Expense Limitation Agreement, may be made when the Large Cap Growth Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Large Cap Growth Portfolio to exceed 0.96%. Consequently, no reimbursement by the Large Cap Growth Portfolio will be made unless: (i) the Large Cap Growth Portfolio's assets exceed $75 million; (ii) the Large Cap Growth Portfolio's total annual operating expense ratio is less than 0.96%, and (iii) the payment of such reimbursement is approved by the Board. Old Mutual Capital and Liberty Ridge have agreed not to seek reimbursement of fees waived or limited or other expenses paid by Liberty Ridge prior to January 1, 2006.

At June 30, 2008, pursuant to the above, the amount of previously waived and reimbursed fees for the Large Cap Growth Portfolio for which the Advisor may seek reimbursement was $55 (000) (expiring December 31, 2009), $113 (000) (expiring December 31, 2010) and $72 (000) (expiring December 31, 2011). As of June 30, 2008, the net assets of the Large Cap Growth Portfolio are less than $75 million.

Sub-Advisory Agreements - The Trust, on behalf of the Large Cap Growth Portfolio, and the Advisor have entered into separate sub-advisory agreements (the "Sub-Advisory Agreements") with Ashfield Capital Partners, LLC ("Ashfield") and Turner Investment Partners, Inc. to provide co-sub-advisory services to the Large Cap Growth Portfolio. For the services provided and expenses incurred pursuant to the Sub-Advisory Agreements, each co-sub-advisor is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Large Cap Growth Portfolio managed net of 50% of any waivers, reimbursement payments and alliance fees waived, reimbursed or paid by the Advisor. The sub-advisory fees for each co-sub-advisor are calculated as follows:

                              $0 to         $300 million   $500 million   $750 million   $1.0 billion   $1.5 billion
                              less than     to less than   to less than   to less than   to less than   to less than   $2.0 billion
                              $300 million  $500 million   $750 million   $1.0 billion   $1.5 billion   $2.0 billion   or greater
------------------------------------------------------------------------------------------------------------------------------------
Old Mutual Large Cap
   Growth Portfolio             0.50%         0.45%          0.40%           0.35%         0.30%          0.25%          0.20%

AS OF JUNE 30, 2008 (UNAUDITED)

From time to time, Old Mutual Capital may recommend the appointment of additional or replacement sub-advisors to the Board. The Trust and Old Mutual Capital have received exemptive relief from the Securities and Exchange Commission ("SEC") that permits the Trust to employ a "manager of managers" structure. Under this structure, Old Mutual Capital, with the approval of the Board, may hire, terminate or replace unaffiliated sub-advisors without shareholder approval, including, without limitation, the replacement or reinstatement of any unaffiliated sub-advisors with respect to which a sub-advisory agreement has automatically terminated as a result of an assignment. Under the manager of managers structure, Old Mutual Capital has the ultimate responsibility to oversee the sub-advisors and recommend their hiring, termination and replacement. Each of the Portfolios in the Trust intends to rely on the exemptive order and operate in the manner described above. Shareholders will be notified of any changes in unaffiliated sub-advisors. Shareholders of a Portfolio have the right to terminate a sub-advisory agreement with an unaffiliated sub-advisor for a Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

Sub-Administrator - Old Mutual Capital and The Bank of New York Mellon (the "Sub-Administrator") entered into a sub-administration and accounting agreement (the "Sub-Administration Agreement") effective December 10, 2007 pursuant to which the Sub-Administrator assists Old Mutual Capital in connection with the administration and business affairs of the Trust. Under the Sub-Administration Agreement, Old Mutual Capital pays the Sub-Administrator as follows: annual rates, based on the combined average daily gross assets of the fund within the Trust, Old Mutual Funds I, Old Mutual Funds II and Old Mutual Funds III (the "Old Mutual Complex"), of (1) 0.0475% of the first $6 billion, plus (2) 0.04% of the average daily gross assets in excess of $6 billion. Certain minimum fees also apply. The Sub-Administration Agreement provides that the Sub-Administrator will not be liable for any costs, damages, liabilities or claims incurred by the Sub-Administrator, except those arising out of the Sub-Administrator's or it's delegee's or agent's (if such delegee or agent is a subsidiary of the Sub-Administrator) negligence or wilful misconduct or the Sub-Administrator's failure to act in good faith. In no event shall the Sub-Administrator be liable to Old Mutual Capital or any third party for special, indirect or consequential damages.

Distributor - The Trust has entered into a distribution agreement with Old Mutual Investment Partners (the "Distributor"), a wholly owned subsidiary of the Advisor. The Distributor receives no compensation for serving in such capacity.

Transfer Agent - DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Trust. From time to time, the Trust may pay amounts to third parties that provide sub-transfer agency and other administrative services related to the Trust to persons who beneficially own interests in the Trust.

Custodian - The Bank of New York Mellon serves as the custodian for each of the Portfolios.

Officers of the Trust who are or were officers of the Advisor, Sub-Administrator and/or the Distributor received no compensation from the Trust.

4. INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

The cost of securities purchased and the proceeds from securities sold, other than short-term investments and U.S. Government securities, for the Large Cap Growth Portfolio for the six-month period ended June 30, 2008, were $5,604 (000) and $6,633 (000), respectively.

5. FEDERAL TAX INFORMATION
--------------------------------------------------------------------------------

The Large Cap Growth Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

The Portfolio adopted the provisions of Financial Accounting Standards Board
(FASB) Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes on June 29, 2007. FIN 48 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Portfolio's tax returns to determine whether these positions meet a "more-likely-than-not" standard that based on the technical merits have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

FIN 48 requires management of the Portfolio to analyze all open tax years, fiscal years 2003-2007 as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six-month period ended June 30, 2008, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to Paid-in Capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. There were no permanent book/tax differences for the year ended December 31, 2007.

The tax character of dividends declared during the year ended December 31, 2007 were $18,(000) of ordinary income. No dividends or distributions were declared during the year ended December 31, 2006.

As of December 31, 2007, the components of distributable earnings/(accumulated losses) were as follows (000):

Capital loss carryforwards expiring
   December 2009                            $ (8,472)
   December 2010                             (13,159)
   December 2011                                 (58)
Undistributed Ordinary Income                     14
Unrealized appreciation                        2,376
                                          ------------
                                            $(19,299)
                                          ------------

For federal income tax purposes, net realized capital losses may be carried forward and applied against future capital gains, as permitted by the Internal Revenue Code for a maximum period up to eight years. During the year ended December 31, 2007, the Large Cap Growth Portfolio utilized $1,932(000) of capital loss carryforwards to offset net realized capital gains.

The federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Large Cap Growth Portfolio for federal income tax purposes at June 30, 2008, were as follows:

                                                         Net
     Federal        Unrealized      Unrealized        Unrealized
     Tax Cost      Appreciation    Depreciation      Appreciation
      (000)           (000)           (000)             (000)
------------------------------------------------------------------
      $8,515          $1,550          $(523)            $1,027


6. CONCENTRATIONS/RISKS
--------------------------------------------------------------------------------

Like all investments in securities, you risk losing money by investing in the Portfolios. The main risks of investing in the Large Cap Growth Portfolio are:

Stock Market Risk - The value of the stocks and other securities owned by the Large Cap Growth Portfolio will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or the sub-advisor may misgauge that worth.

Investment Style Risk - Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Large Cap Growth Portfolio's growth style of investing, and the Large Cap Growth Portfolio's returns may vary considerably from other equity funds using different investment styles.

Industry and Sector Risk - Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Large Cap Growth Portfolio may overweight certain industries within a sector, which may cause the Large Cap Growth Portfolio's performance to be susceptible to the economic, business or other developments that affect those industries.

In the normal course of business, the Large Cap Growth Portfolio enters into various contracts that provide for general indemnifications. The Large Cap Growth Portfolio's maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Large Cap Growth Portfolio. However, based on experience, the Large Cap Growth Portfolio expects the risk of loss to be remote.

7. INTERFUND LENDING
--------------------------------------------------------------------------------

Pursuant to resolutions adopted by the Boards of Trustees of each of the Trust, Old Mutual Funds I and Old Mutual Funds II (together, the "Trusts"), on behalf of certain series portfolios of the Trusts (for the purposes of this Note 7, "the OM Funds"), each of the OM Funds may lend an amount up to its prospectus-defined limitations to other OM Funds. All such lending shall be conducted pursuant to the exemptive order granted by the SEC on August 12, 2003 to the Trusts.

The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the OM Funds from investments in overnight repurchase agreements) and the bank loan rate (federal funds rate plus 50 basis points). None of the OM Funds may borrow more than 10% of their net assets.

The Portfolios had no outstanding borrowings or loans related to interfund lending at any time during the six-month period ended June 30, 2008.

NOTES TO FINANCIAL STATEMENTS - concluded
AS OF JUNE 30, 2008 (UNAUDITED)


8. LITIGATION
--------------------------------------------------------------------------------

In June 2004, Liberty Ridge [formerly know as Pilgrim Baxter & Associates, Ltd. ("PBA")], the former advisor to the Trust and the current sub-advisor to certain Portfolios, reached settlement agreements with respect to the market timing and selective disclosure actions filed by the SEC and New York Attorney General ("NYAG"). Under the NYAG settlement, if certain terms and undertakings in that settlement as described in the Trust's Statement of Additional Information ("SAI") are not met, the NYAG settlement stipulates that Liberty Ridge shall promptly terminate its management of the Portfolios. In this event, the Board would be required to seek new investment management of the Portfolios sub-advised by Liberty Ridge or consider other alternatives.

As part of the In Re Mutual Funds Investment Litigation pending in the U.S. District Court for the District of Maryland (the "MDL Court"), PBHG Funds (now known as Old Mutual Funds II), Liberty Ridge, its affiliates, and/or certain related and unrelated parties have been named as defendants in a class action suit ("Class Action Suit") and a separate derivative suit ("Derivative Suit") (together the "Civil Litigation"). The Civil Litigation consolidates and coordinates for pre-trial matters a number of individual class action suits and derivative suits based on similar claims, which previously had been filed against the PBHG Funds, Liberty Ridge and/or certain related parties in other jurisdictions, and had been transferred to the MDL Court. Information on the previously filed suits is contained in the Trust's SAI. Consolidated complaints in the Class Action and Derivative Suits were filed in the Civil Litigation on September 29, 2004 (MDL 1586).

The Civil Litigation and the previously filed suits are primarily based upon allegations that the defendants engaged in or facilitated market timing of the PBHG Funds, and also made selective disclosure of confidential portfolio information to certain defendants and other parties. The Civil Litigation alleges a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breaches of fiduciary duty; and (iii) false or misleading prospectus disclosure. The Civil Litigation requests compensatory and punitive damages. In addition, the Derivative Suit requests the removal of each of the Trustees, the removal of Liberty Ridge as investment advisor, the removal of PBHG Fund Distributors (now known as Old Mutual Investment Partners) as distributor, rescission of the management and other contracts between PBHG Funds and the defendants, and rescission of the PBHG Funds' 12b-1 Plan.

On August 30, 2005, the State of West Virginia Securities Division (the "WV Securities Division") entered a cease and desist order (the "Order" and, together with the Civil Litigation, the "Litigation") against PBA. The Trust was not named in the Order. In the Order, the WV Securities Division alleged that Liberty Ridge permitted short-term trading in excess of the Trust's disclosed limitation of four exchanges per year and also provided confidential portfolio information to customers of a broker-dealer who used the information to market time the Trust. The WV Securities Division further alleges in the Order that the foregoing violated the West Virginia Securities Act (W. Val. Code ss.ss. 32-1-101, et seq.) and is seeking that Liberty Ridge cease and desist from further violation of the West Virginia Securities Act; pay restitution; disgorge fees; pay administrative and investigatory costs and expenses, including counsel fees; pay an administrative assessment; and other relief. It is possible that similar actions.

At this stage of the Litigation it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against Liberty Ridge or any other named defendant. While it is currently too early to predict the result of the Litigation, Old Mutual Capital does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment advisor to the Portfolios. However, neither Liberty Ridge nor Old Mutual Capital is currently able to gauge the level of shareholder redemptions that may result from the news of the resolution of these pending lawsuits. Redemptions may require the Portfolios to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the Portfolios.

9. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

In March 2008, the FASB issued Statement of Financial Accounting Standards
(SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about a Portfolio's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 may have on the Portfolio's financial statement disclosures.

10. SUBSEQUENT EVENT
--------------------------------------------------------------------------------

Old Mutual Capital intends to seek approval from the Portfolio's Board on August 22, 2008 to liquidate the Portfolio and terminate the Trust on or around December 15, 2008.

PROXY VOTING AND PORTFOLIO HOLDINGS (Unaudited)

Proxy Voting

A description of the guidelines that the Trust uses to determine how to vote proxies relating to portfolio securities and information regarding how the Portfolio voted proxies relating to Portfolio securities during the six-month period ended June 30, 2008 is available (i) without charge upon request, by calling 888-772-2888 toll-free; (ii) on the SEC's website at http://www.sec.gov; and (iii) on the Trust's website at oldmutualfunds.com.

Old Mutual Insurance Series Fund Form N-Q Information

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov, or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330 toll-free.

PORTFOLIO EXPENSES EXAMPLE (Unaudited)

Six-Month Hypothetical Expense Example - June 30, 2008

Example. As a shareholder of a Portfolio you may pay two types of fees: transaction fees and fund-related fees. A Portfolio may charge transaction fees. A Portfolio also incurs various ongoing expenses, including management fees, and other Portfolio expenses, which are indirectly paid by shareholders and affect your investment return.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Large Cap Growth Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2008.

Actual Expenses. The first line in the following table provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, custody fees and transfer agent fees. However, the Example does not include client specific fees. The Example also does not include Portfolio trading commissions and related trading expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Large Cap Growth Portfolio under the heading entitled "Expenses Paid During Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Large Cap Growth Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Large Cap Growth Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Large Cap Growth Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios or funds. If these transactional costs were included, your costs would have been higher.

                                                                                           Annualized        Expenses
                                                             Beginning        Ending        Expense            Paid
                                                              Account        Account         Ratios           During
                                                               Value          Value       For the Six-      Six-Month
                                                              1/1/08         6/30/08      Month Period       Period*
------------------------------------------------------------------------------------------------------------------------------------
Old Mutual Large Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
   Actual Portfolio Return                                   $1,000.00      $  875.40        0.96%            $4.48
   Hypothetical 5% Return                                     1,000.00       1,020.09        0.96              4.82
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Large Cap Growth Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

FOR MORE INFORMATION

For investors who want more information about the Old Mutual Insurance Series Fund, please contact us at:

     | By Telephone:
     | 888.772.2888
     |
     | By Mail:
     | Old Mutual Insurance Series Fund
     | P.O. Box 219534
     | Kansas City, Missouri 64121-9534
     |
     | Via the Internet:
     | oldmutualfunds.com

This semi-annual report is intended for the information of Old Mutual Insurance Series Fund shareholders, but may be used by prospective investors when preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains important information about the objectives, risks, share classes, charges and expenses of the Old Mutual Insurance Series Fund, by visiting oldmutualfunds.com or by calling 888.772.2888. Please read the prospectus carefully before investing.














                                                               [OLD MUTUAL LOGO]

Funds distributed by Old Mutual Investment Partners
R-08-336 08/2008

[OLD MUTUAL LOGO]
Insurance Series Fund












                        Old Mutual Insurance Series Fund
                                   SEMI-ANNUAL
                                     REPORT



                                  June 30, 2008


Old Mutual Large Cap Growth Concentrated Portfolio

TABLE OF CONTENTS

About This Report                                               2

Message to Shareholders                                         3

Portfolio Summary                                               4

Schedule of Investments                                         5

Statement of Assets & Liabilities                               8

Statement of Operations                                         9

Statement of Changes in Net Assets                             10

Financial Highlights                                           11

Notes to Financial Statements                                  12

Proxy Voting and Portfolio Holdings                            19

Portfolio Expenses Example                                     20

ABOUT THIS REPORT

HISTORICAL RETURNS
--------------------------------------------------------------------------------

All total returns mentioned in this report account for the change in the Portfolio's per-share price and assume the reinvestment of any dividends and capital gain distributions. The Portfolio's performance results do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. The returns for certain periods may reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

The Portfolio is only available through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The Portfolio's performance does not reflect the fees and expenses associated with the variable insurance products. Early withdrawals from the variable insurance products may result in tax penalties as well as sales charges assessed by the variable annuity provider.

PORTFOLIO DATA
--------------------------------------------------------------------------------

This report reflects views, opinions, and Portfolio holdings as of June 30, 2008, the end of the report period, and is subject to change. The information is not a complete analysis of every aspect of any sector, industry, security or the Portfolio.

Opinions and forecasts regarding industries, companies and/or themes, and Portfolio composition and holdings, are subject to change at any time based on market and other conditions, and should not be construed as a recommendation of any specific security or as investment advice. Percentage holdings as of June 30, 2008 are included in the Portfolio's Schedule of Investments. There is no assurance that the securities purchased will remain in the Portfolio or that securities sold have not been repurchased.

There are risks associated with mutual fund investing, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. An investment in a Portfolio is not a bank deposit or other obligation, or guaranteed by a depository institution. It is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

COMPARATIVE INDEXES
--------------------------------------------------------------------------------

The comparative indexes discussed in this report are meant to provide a basis for judging the Portfolio's performance against specific securities indexes. Each index accounts for changes in security price and assumes reinvestment of dividends and distributions, but do not reflect the cost of managing a mutual fund. The Portfolio may significantly differ in holdings and composition from the indexes and individuals cannot invest directly in an index.

Russell 3000(R) Growth Index

The unmanaged Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 3000(R) Value Index

Measures the performances of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also member of either the Russell 1000(R) Value or the Russell 2000(R) Value Indexes.

S&P 500 Index

The unmanaged S&P 500 Index is a market value-weighted index that measures the performance of large-cap common stocks across all major industries.

Index returns and statistical data included in this report are provided by Bloomberg and FactSet.

MESSAGE TO SHAREHOLDERS

Dear Shareholder:

Financial markets were volatile during the semi-annual period ended June 30, 2008. The first quarter of the period was trying for investors as every major domestic equity index traded lower. With market volatility higher and investor sentiment biased toward risk aversion, companies with the highest earnings growth prospects fared the worst during the quarter. The second quarter began with a strong rally propelling all the major indices higher. The rally was short-lived, however, as surging crude oil prices, declining consumer confidence and ailing financial firms continued to fuel broad concerns about the economy and profits. Equity markets were generally weak across the board, without regard to market capitalization or investment style, although emerging market economies continued to garner interest. During the period, U.S. stocks, as measured by the S&P 500 Index, declined by (11.91)%. The broad market Russell 3000(R) Growth and Russell 3000(R) Value Indexes posted declines of (9.04)% and (13.28)%, respectively. Overall, the period was one where growth stock indexes outperformed value-oriented indexes on a relative basis, while mid-cap stocks outperformed large and small cap peers.

The downturn in the housing market and dislocation in the mortgage market that contributed to the sharp increase in volatility in the latter half of 2007 continued throughout the first six months of 2008. The decreased willingness for market participants to adequately price a wide range of previously liquid financial instruments led to a credit crunch that severely disrupted all markets in March. Sagging home prices, uncertainty in the labor markets, decelerating wage growth and high gas prices brought consumer confidence down to a level not seen in decades. Overall, concerns about the U.S. economy and the credit crunch caused a major downturn in stock prices regardless of the individual company's fundamentals. Against this backdrop, Old Mutual Insurance Series Fund Portfolios produced results during the period that were generally in-line with the returns of their respective benchmarks.

Despite this challenging environment, there are several reasons to remain cautiously optimistic as we look forward into the rest of 2008 and beyond. While the markets in the short term continue to be driven by momentum, we believe the next six to twelve months may show a rotation back to long ignored equities with solid cash balances, reasonable debt levels, and good growth prospects. We are focusing our attention on companies we believe will do well regardless of the headlines in the paper.

As always, we are grateful for your support and will continue to work diligently to enhance your experience as an investor in Old Mutual Insurance Series Fund Portfolios. Please do not hesitate to contact us if there is anything we can do to serve you better. Feel free to contact me directly, at President@oldmutualcapital.com, or please see the back cover of this report for other contact information.


Sincerely,

/s/ Julian F. Sluyters

Julian F. Sluyters
President
Old Mutual Insurance Series Fund

OLD MUTUAL LARGE CAP GROWTH CONCENTRATED PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY (UNAUDITED)


Top Ten Holdings as of June 30, 2008
---------------------------------------------------
Monsanto                                    4.0%
---------------------------------------------------
Halliburton                                 3.6%
---------------------------------------------------
Cisco Systems                               3.5%
---------------------------------------------------
Apple                                       3.4%
---------------------------------------------------
Google, Cl A                                3.0%
---------------------------------------------------
Corning                                     3.0%
---------------------------------------------------
Gilead Sciences                             2.6%
---------------------------------------------------
Qualcomm                                    2.6%
---------------------------------------------------
T Rowe Price Group                          2.5%
---------------------------------------------------
Petroleo Brasileiro ADR                     2.1%
---------------------------------------------------
As a % of Total Portfolio Investments      30.3%
---------------------------------------------------


Sector Weightings as of June 30, 2008 - % of Total Portfolio Investments
--------------------------------------------------------------------------------
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Cash Equivalents                        1.1%
Consumer Discretionary                  7.0%
Consumer Staples                        5.7%
Energy                                 12.1%
Financials                              8.5%
Health Care                            14.0%
Industrials                            16.2%
Information Technology                 26.2%
Materials                               5.5%
Telecommunications Services             2.3%
Utilities                               1.4%

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

---------------------------------------------------------------------
Description                                   Shares    Value (000)
---------------------------------------------------------------------

Common Stock - 98.3%
Agricultural Chemicals - 4.0%
Monsanto                                      15,900   $      2,010
                                                       ______________

Total Agricultural Chemicals                                  2,010
---------------------------------------------------------------------

Applications Software - 1.4%
Microsoft                                     25,800            710
                                                       --------------

Total Applications Software                                     710
_____________________________________________________________________

Beverages-Non-Alcoholic - 2.6%
Coca-Cola                                     15,060            783
PepsiCo                                        8,050            512
                                                       --------------

Total Beverages-Non-Alcoholic                                 1,295
---------------------------------------------------------------------

Beverages-Wine/Spirits - 1.0%
Central European Distribution*                 7,020            521
                                                       --------------

Total Beverages-Wine/Spirits                                    521
---------------------------------------------------------------------

Brewery - 1.1%
Cia de Bebidas das Americas ADR                8,755            555
                                                       --------------

Total Brewery                                                   555
_____________________________________________________________________

Cellular Telecommunications - 1.1%
Millicom International Cellular                5,320            551
                                                       ______________

Total Cellular Telecommunications                               551
_____________________________________________________________________

Commercial Services-Finance - 1.3%
Visa, Cl A*                                    8,290            674
                                                       ______________

Total Commercial Services-Finance                               674
_____________________________________________________________________

Computers - 6.2%
Apple*                                        10,310          1,726
Hewlett-Packard                               12,800            566
International Business Machines                7,220            856
                                                       --------------

Total Computers                                               3,148
_____________________________________________________________________

Consulting Services - 1.3%
Accenture, Cl A                               16,700            680
                                                       --------------

Total Consulting Services                                       680
_____________________________________________________________________

Disposable Medical Products - 0.8%
C.R. Bard                                      4,440            390
                                                       --------------

Total Disposable Medical Products                               390
_____________________________________________________________________

Diversified Financial Services - 1.0%
IntercontinentalExchange*                      4,460            508
                                                       --------------

Total Diversified Financial Services                            508
---------------------------------------------------------------------


---------------------------------------------------------------------
Description                                   Shares    Value (000)
---------------------------------------------------------------------

Diversified Manufacturing Operations - 5.8%
Danaher                                        6,865   $        531
Illinois Tool Works                           16,700            793
SPX                                            5,490            723
Textron                                       11,210            537
Tyco International                             8,840            354
                                                       --------------

Total Diversified Manufacturing Operations                    2,938
_____________________________________________________________________

E-Commerce/Services - 2.2%
eBay*                                         19,320            528
Priceline.com*                                 4,910            567
                                                       --------------

Total E-Commerce/Services                                     1,095
_____________________________________________________________________

Electronic Components-Semiconductors - 1.4%
Intel                                         34,170            734
                                                       --------------

Total Electronic Components-Semiconductors                      734
_____________________________________________________________________

Energy-Alternate Sources - 1.7%
First Solar*                                   3,210            876
                                                       --------------

Total Energy-Alternate Sources                                  876
_____________________________________________________________________

Engineering/R&D Services - 4.1%
ABB ADR*                                      18,990            538
Jacobs Engineering Group*                     11,525            930
McDermott International*                      10,000            619
                                                       ______________

Total Engineering/R&D Services                                2,087
---------------------------------------------------------------------

Engines-Internal Combustion - 1.0%
Cummins                                        7,515            492
                                                       ______________

Total Engines-Internal Combustion                               492
---------------------------------------------------------------------

Fiduciary Banks - 1.0%
State Street                                   7,640            489
                                                       ______________

Total Fiduciary Banks                                           489
_____________________________________________________________________

Finance-Investment Banker/Broker - 3.0%
Charles Schwab                                36,780            755
Goldman Sachs Group                            4,380            766
                                                       --------------

Total Finance-Investment Banker/Broker                        1,521
---------------------------------------------------------------------

Independent Power Producer - 1.3%
Dynegy, Cl A*                                 80,040            684
                                                       --------------

Total Independent Power Producer                                684
---------------------------------------------------------------------

Industrial Gases - 1.4%
Praxair                                        7,700            726
                                                       --------------

Total Industrial Gases                                          726
---------------------------------------------------------------------

OLD MUTUAL LARGE CAP GROWTH CONCENTRATED
PORTFOLIO - concluded
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)


---------------------------------------------------------------------
Description                                   Shares    Value (000)
---------------------------------------------------------------------

Instruments-Scientific - 1.0%
Thermo Fisher Scientific*                      9,395   $        524
                                                       ______________

Total Instruments-Scientific                                    524
_____________________________________________________________________

Investment Management/Advisory Services - 3.5%
Blackrock                                      3,050            540
T Rowe Price Group                            21,885          1,236
                                                       ______________

Total Investment Management/Advisory Services                 1,776
_____________________________________________________________________

Machinery-Construction & Mining - 0.9%
Terex*                                         8,390            431
                                                       ______________

Total Machinery-Construction & Mining                           431
_____________________________________________________________________

Machinery-Farm - 1.9%
AGCO*                                          4,700            246
Deere                                          9,670            697
                                                       --------------

Total Machinery-Farm                                            943
---------------------------------------------------------------------

Machinery-Pumps - 0.8%
Flowserve                                      2,960            405
                                                       --------------

Total Machinery-Pumps                                           405
---------------------------------------------------------------------

Medical Instruments - 1.4%
Intuitive Surgical*                            2,600            700
                                                       --------------

Total Medical Instruments                                       700
---------------------------------------------------------------------

Medical Products - 4.4%
Baxter International                          16,290          1,042
Johnson & Johnson                              9,900            637
Stryker                                        8,460            532
                                                       ______________

Total Medical Products                                        2,211
_____________________________________________________________________

Medical-Biomedical/Genetic - 3.8%
Genentech*                                     7,895            599
Gilead Sciences*                              24,920          1,320
                                                       --------------

Total Medical-Biomedical/Genetic                              1,919
_____________________________________________________________________

Medical-Drugs - 1.4%
Abbott Laboratories                           13,565            719
                                                       --------------

Total Medical-Drugs                                             719
_____________________________________________________________________

Networking Products - 3.5%
Cisco Systems*                                75,225          1,750
                                                       --------------

Total Networking Products                                     1,750
_____________________________________________________________________

Oil Companies-Exploration & Production - 1.6%
XTO Energy                                    12,020            823
                                                       --------------

Total Oil Companies-Exploration & Production                    823
_____________________________________________________________________


---------------------------------------------------------------------
Description                                   Shares    Value (000)
---------------------------------------------------------------------

Oil Companies-Integrated - 3.6%
Murphy Oil                                     7,815   $        766
Petroleo Brasileiro ADR                       15,040          1,065
                                                       --------------

Total Oil Companies-Integrated                                1,831
---------------------------------------------------------------------

Oil Field Machinery & Equipment - 3.3%
Cameron International*                        12,725            704
National Oilwell Varco*                       10,645            944
                                                       --------------

Total Oil Field Machinery & Equipment                         1,648
---------------------------------------------------------------------

Oil-Field Services - 3.6%
Halliburton                                   34,045          1,807
                                                       --------------

Total Oil-Field Services                                      1,807
---------------------------------------------------------------------

Pharmacy Services - 1.2%
Express Scripts*                               9,500            596
                                                       --------------

Total Pharmacy Services                                         596
---------------------------------------------------------------------

Retail-Building Products - 0.8%
Lowe's                                        19,710            409
                                                       --------------

Total Retail-Building Products                                  409
---------------------------------------------------------------------

Retail-Computer Equipment - 1.4%
GameStop, Cl A*                               16,980            686
                                                       --------------

Total Retail-Computer Equipment                                 686
---------------------------------------------------------------------

Retail-Drug Store - 2.0%
CVS/Caremark                                  25,730          1,018
                                                       ______________

Total Retail-Drug Store                                       1,018
---------------------------------------------------------------------

Retail-Jewelry - 1.2%
Tiffany                                       14,835            604
                                                       ______________

Total Retail-Jewelry                                            604
---------------------------------------------------------------------

Retail-Office Supplies - 0.7%
Staples                                       15,290            363
                                                       --------------

Total Retail-Office Supplies                                    363
---------------------------------------------------------------------

Retail-Restaurants - 0.7%
McDonald's                                     6,635            373
                                                       --------------

Total Retail-Restaurants                                        373
---------------------------------------------------------------------

Semiconductor Equipment - 1.3%
Applied Materials                             35,700            682
                                                       --------------

Total Semiconductor Equipment                                   682
---------------------------------------------------------------------

Telecommunications Equipment-Fiber Optics - 2.9%
Corning                                       64,655          1,490
                                                       --------------

Total Telecommunications Equipment-Fiber Optics               1,490
---------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

---------------------------------------------------------------------

Description                               Shares        Value (000)
---------------------------------------------------------------------

Telephone-Integrated - 1.2%
China Netcom Group ADR                    11,130       $        608
                                                       --------------

Total Telephone-Integrated                                      608
_____________________________________________________________________

Web Portals/ISP - 3.0%
Google, Cl A*                              2,870              1,511
                                                       ______________

Total Web Portals/ISP                                         1,511
_____________________________________________________________________

Wireless Equipment - 2.5%
Qualcomm                                  29,165              1,294
                                                       ______________

Total Wireless Equipment                                      1,294
                                                       ______________

Total Common Stock (Cost $45,268)                            49,805
_____________________________________________________________________

Money Market Fund - 1.1%
Dreyfus Cash Management Fund,
   Institutional Class, 2.780% (A)       560,700                561
                                                       ______________

Total Money Market Fund (Cost $561)                             561
---------------------------------------------------------------------

Total Investments - 99.4% (Cost $45,829)                     50,366
---------------------------------------------------------------------

Other Assets and Liabilities, Net - 0.6%                        308
---------------------------------------------------------------------

Total Net Assets - 100.0%                              $     50,674
---------------------------------------------------------------------

* Non-income producing security.
(A) - The rate reported represents the 7-day effective yield as of June 30, 2008.
ADR - American Depositary Receipt
Cl - Class
ISP - Internet Service Provider
R&D - Research and Development
Cost figures are shown with "000's" omitted.


FAS 157 Footnote Disclosure:

The Portfolio utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used as of June 30, 2008 in valuing the Portfolio's net assets were as follows:
                                                          Investments
                        Valuation Inputs                     (000)
---------------------------------------------------------------------
Level 1 - quoted prices                                     $50,366
Level 2 - other significant observable inputs                     -
Level 3 - significant unobservable inputs                         -
_____________________________________________________________________
Total                                                       $50,366
---------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS & LIABILITIES (000, excluding shares)
AS OF JUNE 30, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
                                                                                                 Old Mutual
                                                                                              Large Cap Growth
                                                                                           Concentrated Portfolio
-------------------------------------------------------------------------------------------------------------------
Assets:
   Investment Securities, at cost                                                                $  45,829
-------------------------------------------------------------------------------------------------------------------
   Investment Securities, at value                                                               $  50,366
   Receivable for Investment Securities Sold                                                         1,355
   Receivable for Dividends and Interest                                                                41
   Receivable from Investment Advisor                                                                   42
-------------------------------------------------------------------------------------------------------------------
      Total Assets                                                                                  51,804
-------------------------------------------------------------------------------------------------------------------
Liabilities:
   Payable for Investment Securities Purchased                                                         874
   Payable for Management Fees                                                                          66
   Payable for Capital Shares Redeemed                                                                  45
   Payable for Trustees' Fees                                                                           32
   Accrued Expenses                                                                                    113
-------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                                              1,130
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                       $  50,674
-------------------------------------------------------------------------------------------------------------------
Net Assets:
   Paid-in Capital ($0.001 par value, unlimited authorization) based on 4,574,778
      outstanding shares of beneficial interest                                                  $ 251,619
   Undistributed Net Investment Income                                                                  51
   Accumulated Net Realized Loss on Investments                                                   (205,533)
   Net Unrealized Appreciation on Investments                                                        4,537
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                       $  50,674
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share                                         $   11.08
-------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED)

----------------------------------------------------------------------------------------------------------
                                                                                      Old Mutual
                                                                                   Large Cap Growth
                                                                                Concentrated Portfolio
----------------------------------------------------------------------------------------------------------
Investment Income
   Dividends                                                                            $   295
   Less: Foreign Taxes Withheld                                                              (3)
----------------------------------------------------------------------------------------------------------
      Total Investment Income                                                               292
----------------------------------------------------------------------------------------------------------
Expenses:
   Management Fees                                                                          245
   Trustees' Fees                                                                            40
   Custodian Fees                                                                             4
   Professional Fees                                                                         33
   Printing Fees                                                                             40
   Transfer Agent Fees                                                                       12
   Other Expenses                                                                            12
----------------------------------------------------------------------------------------------------------
      Total Expenses                                                                        386
----------------------------------------------------------------------------------------------------------
Less:
   Waiver of Management Fees                                                               (145)
----------------------------------------------------------------------------------------------------------
      Net Expenses                                                                          241
----------------------------------------------------------------------------------------------------------
   Net Investment Income                                                                     51
----------------------------------------------------------------------------------------------------------
   Net Realized Loss from Investment Transactions                                        (1,557)
   Net Change in Unrealized Depreciation on Investments                                  (7,380)
----------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Loss on Investments                                       (8,937)
----------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Resulting from Operations                                     $(8,886)
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Old Mutual
                                                                                                          Large Cap Growth
                                                                                                       Concentrated Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               1/1/08 to
                                                                                                6/30/08                 1/1/07 to
                                                                                              (Unaudited)               12/31/07
------------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss)                                                                $     51                 $    (21)
   Net Realized Gain (Loss) from Investments                                                     (1,557)                   9,717
   Net Change in Unrealized Appreciation (Depreciation) on Investments                           (7,380)                   3,823
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations                               (8,886)                  13,519
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Shares Issued                                                                                     27                       34
   Shares Redeemed                                                                               (4,508)                 (17,076)
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived from Capital Shares Transactions                               (4,481)                 (17,042)
------------------------------------------------------------------------------------------------------------------------------------
   Total Decrease in Net Assets                                                                 (13,367)                  (3,523)
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period                                                                            64,041                  67,564
------------------------------------------------------------------------------------------------------------------------------------
   End of Period                                                                               $  50,674                $ 64,041
------------------------------------------------------------------------------------------------------------------------------------
Undistributed Net Investment Income                                                            $      51                $      -
------------------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Shares Issued                                                                                       2                       3
   Shares Redeemed                                                                                  (394)                 (1,518)
------------------------------------------------------------------------------------------------------------------------------------
   Net Decrease in Shares Outstanding                                                               (392)                 (1,515)
------------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD ENDED DECEMBER 31,
 (UNLESS OTHERWISE NOTED)
AND FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED)

                                  Net
         Net                 Realized and                                                            Net                     Net
        Asset       Net       Unrealized                 Dividends  Distributions      Total        Asset                  Assets,
        Value,   Investment      Gains        Total      from Net       from         Dividends      Value,                   End
      Beginning    Income      (Losses)        From     Investment     Capital          and          End       Total      of Period
      of Period  (Loss) (1)  on Securities  Operations    Income        Gains      Distributions  of Period   Return        (000)
------------------------------------------------------------------------------------------------------------------------------------
OLD MUTUAL LARGE CAP GROWTH CONCENTRATED PORTFOLIO
2008   $12.89      $0.01       $(1.82)       $(1.81)         $-          $-              $-         $11.08   (14.04)%+    $ 50,674
2007    10.42          -         2.47          2.47           -           -               -          12.89    23.70%        64,041
2006     9.64          -         0.78          0.78           -           -               -          10.42     8.09%        67,564
2005     9.12      (0.07)        0.59          0.52           -           -               -           9.64     5.70%        81,569
2004     8.53      (0.04)        0.63          0.59           -           -               -           9.12     6.92%       110,140
2003     6.42      (0.05)        2.16          2.11           -           -               -           8.53    32.87%       153,640
------------------------------------------------------------------------------------------------------------------------------------

                        Ratio
                     of Expenses     Ratio
                      to Average     of Net
                      Net Assets   Investment
           Ratio     (Excluding      Income
        of Expenses  Waivers and     (Loss)     Portfolio
         to Average    Expense     to Average    Turnover
         Net Assets  Reductions)   Net Assets     Rate
-------------------------------------------------------------
OLD MUTUAL LARGE CAP GROWTH CONCENTRATED PORTFOLIO

2008       0.89%**      1.42%**      0.18%**      90.95%+
2007       0.89%        1.26%       (0.03)%      136.46%
2006       0.89%        1.08%       (0.02)%      204.90%
2005       1.14%        1.14%       (0.78)%       28.42%
2004       1.10%        1.10%       (0.44)%       50.45%
2003       1.09%        1.09%       (0.73)%       92.66%
-------------------------------------------------------------

(1) Per share amounts for the year or period are calculated based on average outstanding shares.
** Ratios for periods of less than one year have been annualized.
+ Total return and portfolio turnover rate are for the period indicated and have not been annualized. Total return would have been lower had certain expenses not been waived by the Advisor during the period.

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION
--------------------------------------------------------------------------------

Old Mutual Large Cap Growth Concentrated Portfolio (the "Large Cap Growth Concentrated Portfolio") is a series fund of Old Mutual Insurance Series Fund (the "Trust"), a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of the Large Cap Growth Concentrated Portfolio and seven other funds: the Old Mutual Growth II Portfolio, the Old Mutual Large Cap Growth Portfolio, the Old Mutual Mid-Cap Portfolio, the Old Mutual Select Value Portfolio, the Old Mutual Small Cap Growth Portfolio, the Old Mutual Small Cap Portfolio and the Old Mutual Columbus Circle Technology and Communications Portfolio (each a "Portfolio" and, collectively, the "Portfolios").

The Large Cap Growth Concentrated Portfolio is classified as a non-diversified management investment company. The financial statements for the Large Cap Growth Concentrated Portfolio are presented in this report; financial statements for the other Portfolios are presented separately.

The Trust's prospectuses provide a description of each Portfolio's investment objectives, policies and investment strategies. The assets of a Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. Each Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies. At June 30, 2008, 90% of the outstanding shares of the Large Cap Growth Concentrated Portfolio was held by the account of one participating insurance company.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

The following is a summary of the significant accounting policies followed by the Large Cap Growth Concentrated Portfolio.

Use of Estimates in the Preparation of Financial Statements - The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation - Investment securities of a Portfolio that are listed on a securities exchange, market or automated quotation system and for which market quotations are readily available, including securities traded over-the-counter ("OTC") (except for securities traded on NASDAQ), are valued at the last quoted sales price on the principal market on which they are traded at the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern
Time) each day that the NYSE is open (the "Valuation Time"), or, if there is no such reported sale at the Valuation Time, at the most recent quoted bid price reported by the exchange or the OTC market. For securities traded on NASDAQ, the NASDAQ Official Closing Price provided by NASDAQ each business day will be used. If such prices are not available, these securities and unlisted securities for which market quotations are not readily available are valued in accordance with Fair Value Procedures established by the Board of Trustees of the Trust (the "Board"). The Portfolios use pricing services to report the market value of securities in the portfolios; if the pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, securities are valued in accordance with Fair Value Procedures established by the Board. The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. The valuation is assigned to Fair Valued securities for purposes of calculating a Portfolio's net asset value ("NAV"). Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities traded on the foreign exchanges in the Western Hemisphere may be valued at the last quoted sales price from the principal market in which they are traded before the valuation time and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued in accordance with the Fair Value Procedures established by the Board.

Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Portfolio's investment advisor, Old Mutual Capital, Inc. ("Old Mutual Capital" or the "Advisor") determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Portfolios calculate the NAVs. The fair value of the foreign security is translated from the local currency into U.S. dollars using current exchange rates.

Valuation of Options and Futures - Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Security Transactions and Investment Income - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date; interest income and expense is recognized on the accrual basis and includes amortization of premiums and accretion of discounts on investments, if applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods, if applicable.

Dividends and Distributions - Dividends from net investment income for a Portfolio are declared and paid annually, if available. Distributions from net realized capital gains for each Portfolio are generally made to shareholders annually, if available. Distributions to shareholders are recognized on the ex-dividend date.

Foreign Withholding Taxes - A Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Portfolio accrues such taxes when the related income is earned.

Foreign Currency Conversion - The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are converted into U.S. dollars on the following basis:

     (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and

     (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Portfolios do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The Portfolios report gains and losses on foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income or loss for federal income tax purposes.

Futures Contracts - A Portfolio may utilize futures contracts primarily to hedge against changes in security prices. Upon entering into a futures contract, the Portfolio will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit required to initiate the futures transaction. The Large Cap Growth Concentrated Portfolio had no outstanding futures contracts as of June 30, 2008.

Options - A Portfolio may write or purchase financial options contracts primarily to hedge against changes in security prices, or securities that the Portfolio intends to purchase, and against fluctuations in fair value caused by changes in prevailing market interest rates. When the Portfolio writes or purchases an option, an amount equal to the premium received or paid by the Portfolio is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolio has realized a gain or a loss on investment transactions. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Large Cap Growth Concentrated Portfolio had no outstanding options contracts as of June 30, 2008.

Other - Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are allocated to the Portfolios on the basis of relative net assets. The Trust has an arrangement with the transfer agent, DST Systems, Inc., whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. The transfer agent fees shown in the Statement of Operations are in total and do not reflect the expense reductions, if any, which are shown separately.

AS OF JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

Investment Advisor - Old Mutual Capital serves as the investment advisor to each Portfolio. Old Mutual Capital is an indirect, wholly owned subsidiary of Old Mutual (US) Holdings, Inc. ("OMUSH"), which is a direct wholly owned subsidiary of OM Group (UK) Limited, which, in turn, is a direct wholly owned subsidiary of Old Mutual, plc, a London-Exchange listed international financial services firm. The Portfolios and the Advisor are parties to a management agreement (the "Management Agreement"), under which the Advisor is obligated to provide advisory services and administrative services to the Trust. Prior to January 1, 2006, advisory services were provided by Liberty Ridge Capital, Inc. ("Liberty Ridge"). In exchange for providing these services, Old Mutual Capital is entitled to receive a management fee ("Management Fee"), calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Large Cap Growth Concentrated Portfolio as set forth in the table below.

                                                                 Management Fee Breakpoint Asset Thresholds
------------------------------------------------------------------------------------------------------------------------------------
                              $0 to         $300 million   $500 million   $750 million   $1.0 billion   $1.5 billion
                              less than     to less than   to less than   to less than   to less than   to less than   $2.0 billion
                              $300 million  $500 million   $750 million   $1.0 billion   $1.5 billion   $2.0 billion   or greater
------------------------------------------------------------------------------------------------------------------------------------
Old Mutual Large Cap Growth
   Concentrated Portfolio       0.90%         0.85%          0.80%           0.75%         0.70%          0.65%          0.60%

Expense Limitation Agreement - In the interest of limiting expenses of the Large Cap Growth Concentrated Portfolio, the Advisor has entered into an expense limitation agreement ("Expense Limitation Agreement"), with respect to the Large Cap Growth Concentrated Portfolio, pursuant to which the Advisor has contractually agreed to waive through April 30, 2009, its Management Fees and assume other expenses of the Large Cap Growth Concentrated Portfolio to the extent necessary to limit the total annual operating expenses to no more than 0.89% of the Large Cap Growth Concentrated Portfolio's average daily net assets, exclusive of certain expenses such as interest, taxes, brokerage costs and commissions, and other extraordinary expenses not incurred in the ordinary course of the Large Cap Growth Concentrated Portfolio's business.

The Advisor may seek reimbursement for Management Fees waived and other expenses paid by the Advisor pursuant to the Expense Limitation Agreement during the previous three fiscal years in which the Management Fees were waived or other expenses paid. Reimbursement by the Large Cap Growth Concentrated Portfolio of the Management Fees waived and other expenses paid by the Advisor, pursuant to the Expense Limitation Agreement, may be made when the Large Cap Growth Concentrated Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Large Cap Growth Concentrated Portfolio to exceed 0.89%. No reimbursement by the Large Cap Growth Concentrated Portfolio will be made unless: (i) the Large Cap Growth Concentrated Portfolio's assets exceed $75 million; (ii) the Large Cap Growth Concentrated Portfolio's total annual operating expense ratio is less than 0.89%, and (iii) the payment of such reimbursement is approved by the Board. Old Mutual Capital and Liberty Ridge have agreed not to seek reimbursement of fees waived or limited or other expenses paid by Liberty Ridge prior to January 1, 2006.

At June 30, 2008, pursuant to the above, the amount of previously waived and reimbursed fees for the Large Cap Growth Concentrated Portfolio for which the Advisor may seek reimbursement was $140 (000) (expiring December 31, 2009), $240
(000) (expiring December 31, 2010) and $145 (000) (expiring December 31, 2011). As of June 30, 2008, the net assets of the Large Cap Growth Concentrated Portfolio are less than $75 million.

Sub-Advisory Agreements - The Trust, on behalf of the Large Cap Growth Concentrated Portfolio, and the Advisor have entered into separate sub-advisory agreements (the "Sub-Advisory Agreements") with Ashfield Capital Partners, LLC ("Ashfield") and Turner Investment Partners, Inc. to provide co-sub-advisory services to the Large Cap Growth Concentrated Portfolio. For the services provided and expenses incurred pursuant to the Sub-Advisory Agreements, each sub-advisor is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Large Cap Growth Concentrated Portfolio managed net of 50% of any waivers, reimbursement payments and alliance fees waived, reimbursed or paid by the Advisor. The sub-advisory fees for each sub-advisor are calculated as follows:

                              $0 to         $300 million   $500 million   $750 million   $1.0 billion   $1.5 billion
                              less than     to less than   to less than   to less than   to less than   to less than   $2.0 billion
                              $300 million  $500 million   $750 million   $1.0 billion   $1.5 billion   $2.0 billion   or greater
------------------------------------------------------------------------------------------------------------------------------------
Old Mutual Large Cap Growth
   Concentrated Portfolio       0.55%         0.50%          0.45%           0.40%         0.35%          0.30%           0.25%

From time to time, Old Mutual Capital may recommend the appointment of additional or replacement sub-advisors to the Board. The Trust and Old Mutual Capital have received exemptive relief from the Securities and Exchange Commission ("SEC") that permits the Trust to employ a "manager of managers" structure. Under this structure, Old Mutual Capital, with the approval of the Board, may hire, terminate or replace unaffiliated sub-advisors without shareholder approval, including, without limitation, the replacement or reinstatement of any unaffiliated sub-advisors with respect to which a sub-advisory agreement has automatically terminated as a result of an assignment. Under the manager of managers structure, Old Mutual Capital has the ultimate responsibility to oversee the sub-advisors and recommend their hiring, termination and replacement. Each of the Portfolios in the Trust intends to rely on the exemptive order and operate in the manner described above. Shareholders will be notified of any changes in unaffiliated sub-advisors. Shareholders of a Portfolio have the right to terminate a sub-advisory agreement with an unaffiliated sub-advisor for a Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

Sub-Administrator - Old Mutual Capital and The Bank of New York Mellon (the "Sub-Administrator") entered into a sub-administration and accounting agreement (the "Sub-Administration Agreement") effective December 10, 2007 pursuant to which the Sub-Administrator assists Old Mutual Capital in connection with the administration and business affairs of the Trust. Under the Sub-Administration Agreement, Old Mutual Capital pays the Sub-Administrator as follows: annual rates, based on the combined average daily gross assets of the funds within the Trust, Old Mutual Funds I, Old Mutual Funds II and Old Mutual Funds III (the "Old Mutual Complex"), of (1) 0.0475% of the first $6 billion, plus (2) 0.04% of the average daily gross assets in excess of $6 billion. Certain minimum fees also apply. The Sub-Administration Agreement provides that the Sub-Administrator will not be liable for any costs, damages, liabilities or claims incurred by the Sub-Administrator, except those arising out of the Sub-Administrator's or it's delegee's or agent's (if such delegee or agent is a subsidiary of the Sub-Administrator) negligence or wilful misconduct or the Sub-Administrator's failure to act in good faith. In no event shall the Sub-Administrator be liable to Old Mutual Capital or any third party for special, indirect or consequential damages.

Distributor - The Trust has entered into a distribution agreement with Old Mutual Investment Partners (the "Distributor"), a wholly owned subsidiary of the Advisor. The Distributor receives no compensation for serving in such capacity.

Transfer Agent - DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Trust. From time to time, the Trust may pay amounts to third parties that provide sub-transfer agency and other administrative services related to the Trust to persons who beneficially own interests in the Trust.

Custodian - The Bank of New York Mellon serves as the custodian for each of the Portfolios.

Officers of the Trust who are or were officers of the Advisor, Sub-Administrator and/or the Distributor received no compensation from the Trust.

4. INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

The cost of securities purchased and the proceeds from securities sold, other than short-term investments and U.S. Government securities, for the Large Cap Growth Concentrated Portfolio for the six-month period ended June 30, 2008, were $49,542 (000) and $54,503 (000), respectively.

5. FEDERAL TAX INFORMATION
--------------------------------------------------------------------------------

The Large Cap Growth Concentrated Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

The Portfolio adopted the provisions of Financial Accounting Standards Board
(FASB) Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes on June 29, 2007. FIN 48 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Portfolio's tax returns to determine whether these positions meet a "more-likely-than-not" standard that based on the technical merits have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

FIN 48 requires management of the Portfolio to analyze all open tax years, fiscal years 2003-2007 as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six-month period ended June 30, 2008, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to Paid-in Capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2007, primarily attributable to certain net operating losses, which, for tax purposes, are not available to offset future income, were reclassified to/from the following accounts:

AS OF JUNE 30, 2008 (UNAUDITED)

                Decrease                  Increase Undistributed Net
             Paid-in Capital                  Investment Income
                  (000)                             (000)
--------------------------------------------------------------------------
                  $(21)                              $21
--------------------------------------------------------------------------

This reclassification had no effect on net assets or net asset value per share.

No dividends or distributions were declared during the years ended December 31, 2007 and 2006, respectively.

As of December 31, 2007, the components of distributable earnings/(accumulated losses) were as follows (000):

Capital loss carryforwards expiring:
   December 2009                                 $(121,875)
   December 2010                                   (82,020)
Unrealized appreciation                             11,836
                                               --------------
                                                 $(192,059)
                                               --------------

For federal income tax purposes, net realized capital losses may be carried forward and applied against future capital gains, as permitted by the Internal Revenue Code for a maximum period up to eight years. During the year ended December 31, 2007, the Large Cap Growth Concentrated Portfolio utilized $9,783
(000) of capital loss carryforwards to offset net realized capital gains.

The federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Large Cap Growth Concentrated Portfolio for federal income tax purposes at June 30, 2008 were as follows:

                                                                    Net
                Federal       Unrealized        Unrealized       Unrealized
                Tax Cost     Appreciation      Depreciation     Appreciation
                 (000)          (000)             (000)            (000)
-------------------------------------------------------------------------------
                $45,829        $6,881            $(2,344)          $4,537


6. CONCENTRATIONS/RISKS
--------------------------------------------------------------------------------

Like all investments in securities, you risk losing money by investing in the Portfolios. The main risks of investing in the Large Cap Growth Concentrated Portfolio are:

Stock Market Risk - The value of the stocks and other securities owned by the Large Cap Growth Concentrated Portfolio will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or the sub-advisor may misgauge that worth.

Investment Style Risk - Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Large Cap Growth Concentrated Portfolio's growth style of investing, and the Large Cap Growth Concentrated Portfolio's returns may vary considerably from other equity funds using different investment styles.

Non-Diversified Portfolio Risk - The Large Cap Growth Concentrated Portfolio is "non-diversified" which means that it may own larger positions in a smaller number of securities than portfolios that are "diversified." The Large Cap Growth Concentrated Portfolio may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Large Cap Growth Concentrated Portfolio's NAV and total return than a diversified portfolio. The Large Cap Growth Concentrated Portfolio's share prices may also be more volatile than those of a diversified portfolio.

Industry and Sector Risk - Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Large Cap Growth Concentrated Portfolio may overweight specific industries within certain sectors, which may cause the Large Cap Growth Concentrated Portfolio's performance to be susceptible to the economic, business or other developments that affect those industries.

In the normal course of business, the Large Cap Growth Concentrated Portfolio enters into various contracts that provide for general indemnifications. The Large Cap Growth Concentrated Portfolio's maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Large Cap Growth Concentrated Portfolio. However, based on experience, the Large Cap Growth Concentrated Portfolio expects the risk of loss to be remote.

7. INTERFUND LENDING
--------------------------------------------------------------------------------

Pursuant to resolutions adopted by the Boards of Trustees of each of the Trust, Old Mutual Funds I and Old Mutual Funds II (together, the "Trusts"), on behalf of certain series portfolios of the Trusts (for the purposes of this Note 7, "the Funds"), each of the OM Funds may lend an amount up to its prospectus-defined limitations to other OM Funds. All such lending shall be conducted pursuant to the exemptive order granted by the SEC on August 12, 2003 to the Trusts.

The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the OM Funds from investments in overnight repurchase agreements) and the bank loan rate (federal funds rate plus 50 basis points). None of the OM Funds may borrow more than 10% of their net assets.

The Portfolios had no outstanding borrowings or loans related to interfund lending at any time during the six-month period ended June 30, 2008.

8. LITIGATION
--------------------------------------------------------------------------------

In June 2004, Liberty Ridge [formerly know as Pilgrim Baxter & Associates, Ltd. ("PBA")], the former advisor to the Trust and the current sub-advisor to certain Portfolios, reached settlement agreements with respect to the market timing and selective disclosure actions filed by the SEC and New York Attorney General ("NYAG"). Under the NYAG settlement, if certain terms and undertakings in that settlement as described in the Trust's Statement of Additional Information ("SAI") are not met, the NYAG settlement stipulates that Liberty Ridge shall promptly terminate its management of the Portfolios. In this event, the Board would be required to seek new investment management of the Portfolios sub-advised by Liberty Ridge or consider other alternatives.

As part of the In Re Mutual Funds Investment Litigation pending in the U.S. District Court for the District of Maryland (the "MDL Court"), PBHG Funds (now known as Old Mutual Funds II), Liberty Ridge, its affiliates, and/or certain related and unrelated parties have been named as defendants in a class action suit ("Class Action Suit") and a separate derivative suit ("Derivative Suit") (together the "Civil Litigation"). The Civil Litigation consolidates and coordinates for pre-trial matters a number of individual class action suits and derivative suits based on similar claims, which previously had been filed against the PBHG Funds, Liberty Ridge and/or certain related parties in other jurisdictions, and had been transferred to the MDL Court. Information on the previously filed suits is contained in the Trust's SAI. Consolidated complaints in the Class Action and Derivative Suits were filed in the Civil Litigation on September 29, 2004 (MDL 1586).

The Civil Litigation and the previously filed suits are primarily based upon allegations that the defendants engaged in or facilitated market timing of the PBHG Funds, and also made selective disclosure of confidential portfolio information to certain defendants and other parties. The Civil Litigation alleges a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breaches of fiduciary duty; and (iii) false or misleading prospectus disclosure. The Civil Litigation requests compensatory and punitive damages. In addition, the Derivative Suit requests the removal of each of the Trustees, the removal of Liberty Ridge as investment advisor, the removal of PBHG Fund Distributors (now known as Old Mutual Investment Partners) as distributor, rescission of the management and other contracts between PBHG Funds and the defendants, and rescission of the PBHG Funds' 12b-1 Plan.

On August 30, 2005, the State of West Virginia Securities Division (the "WV Securities Division") entered a cease and desist order (the "Order" and, together with the Civil Litigation, the "Litigation") against PBA. The Trust was not named in the Order. In the Order, the WV Securities Division alleged that Liberty Ridge permitted short-term trading in excess of the Trust's disclosed limitation of four exchanges per year and also provided confidential portfolio information to customers of a broker-dealer who used the information to market time the Trust. The WV Securities Division further alleges in the Order that the foregoing violated the West Virginia Securities Act (W. Va. Code ss..ss.. 32-1-101, et seq.) and is seeking that Liberty Ridge cease and desist from further violation of the West Virginia Securities Act; pay restitution; disgorge fees; pay administrative and investigatory costs and expenses, including counsel fees; pay an administrative assessment; and other relief. It is possible that similar actions based on the same facts and circumstances may be filed in the future by other state agencies. Such other actions will be described in the SAI.

At this stage of the Litigation it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against Liberty Ridge or any other named defendant. While it is currently too early to predict the result of the Litigation, Old Mutual Capital does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment advisor to the Portfolios. However, neither Liberty Ridge nor Old Mutual Capital is currently able to gauge the level of shareholder redemptions that may result from the news of the resolution of these pending lawsuits. Redemptions may require the Portfolios to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the Portfolios.

NOTES TO FINANCIAL STATEMENTS - concluded
AS OF JUNE 30, 2008 (UNAUDITED)

9. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

In March 2008, the FASB issued Statement of Financial Accounting Standards
(SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about a Portfolio's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 may have on the Portfolio's financial statement disclosures.

10. SUBSEQUENT EVENT
--------------------------------------------------------------------------------

Old Mutual Capital intends to seek approval from the Portfolio's Board on August 22, 2008 to liquidate the Portfolio and terminate the Trust on or around December 15, 2008.

PROXY VOTING AND PORTFOLIO HOLDINGS (Unaudited)

Proxy Voting

A description of the guidelines that the Trust uses to determine how to vote proxies relating to portfolio securities and information regarding how the Portfolio voted proxies relating to Portfolio securities during the six-month period ended June 30, 2008 is available (i) without charge upon request, by calling 888-772-2888 toll-free; (ii) on the SEC's website at http://www.sec.gov; and (iii) on the Trust's website at oldmutualfunds.com.

Old Mutual Insurance Series Fund Form N-Q Information

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov, or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330 toll-free.

PORTFOLIO EXPENSES EXAMPLE (Unaudited)

Six-Month Hypothetical Expense Example - June 30, 2008

Example. As a shareholder of a Portfolio you may pay two types of fees: transaction fees and fund-related fees. A Portfolio may charge transaction fees. A Portfolio also incurs various ongoing expenses, including management fees, and other Portfolio expenses, which are indirectly paid by shareholders and affect your investment return.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Large Cap Growth Concentrated Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2008.

Actual Expenses. The first line in the following table provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, custody fees and transfer agent fees. However, the Example does not include client specific fees. The Example also does not include Portfolio trading commissions and related trading expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Large Cap Growth Concentrated Portfolio under the heading entitled "Expenses Paid During Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Large Cap Growth Concentrated Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Large Cap Growth Concentrated Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Large Cap Growth Concentrated Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios or funds. If these transactional costs were included, your costs would have been higher.

                                                                                                     Annualized        Expenses
                                                                Beginning           Ending            Expense            Paid
                                                                 Account           Account            Ratios            During
                                                                  Value             Value           For the Six-       Six-Month
                                                                 1/1/08            6/30/08          Month Period        Period*
------------------------------------------------------------------------------------------------------------------------------------
Old Mutual Large Cap Growth Concentrated Portfolio
------------------------------------------------------------------------------------------------------------------------------------
   Actual Portfolio Return                                      $1,000.00        $  859.60              0.89%            $4.12
   Hypothetical 5% Return                                        1,000.00         1,020.44              0.89              4.47
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Large Cap Growth Concentrated Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half period).

FOR MORE INFORMATION

For investors who want more information about the Old Mutual Insurance Series Fund please contact us at:

     | By Telephone:
     | 888.772.2888
     |
     | By Mail:
     | Old Mutual Insurance Series Fund
     | P.O. Box 219534
     | Kansas City, Missouri 64121-9534
     |
     | Via the Internet:
     | oldmutualfunds.com

This semi-annual report is intended for the information of Old Mutual Insurance Series Fund shareholders, but may be used by prospective investors when preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains important information about the objectives, risks, share classes, charges and expenses of the Old Mutual Insurance Series Fund, by visiting oldmutualfunds.com or by calling 888.772.2888. Please read the prospectus carefully before investing.














                                                               [OLD MUTUAL LOGO]

Funds distributed by Old Mutual Investment Partners
R-08-335 08/2008

[OLD MUTUAL LOGO]
Insurance Series Fund











                        Old Mutual Insurance Series Fund
                                   SEMI-ANNUAL
                                     REPORT



                                  June 30, 2008


Old Mutual Mid-Cap Portfolio

TABLE OF CONTENTS

About This Report                                     2

Message to Shareholders                               3

Portfolio Summary                                     4

Schedule of Investments                               5

Statement of Assets & Liabilities                     8

Statement of Operations                               9

Statement of Changes in Net Assets                   10

Financial Highlights                                 11

Notes to Financial Statements                        12

Proxy Voting and Portfolio Holdings                  18

Portfolio Expenses Example                           19

ABOUT THIS REPORT

HISTORICAL RETURNS
--------------------------------------------------------------------------------

All total returns mentioned in this report account for the change in the Portfolio's per-share price and assume the reinvestment of any dividends and capital gain distributions. The Portfolio's performance results do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. The returns for certain periods may reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

The Portfolio is only available through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The Portfolio's performance does not reflect the fees and expenses associated with the variable insurance products. Early withdrawals from the variable insurance products may result in tax penalties as well as sales charges assessed by the variable annuity provider.

PORTFOLIO DATA
--------------------------------------------------------------------------------

This report reflects views, opinions, and Portfolio holdings as of June 30, 2008, the end of the report period, and is subject to change. The information is not a complete analysis of every aspect of any sector, industry, security or the Portfolio.

Opinions and forecasts regarding industries, companies and/or themes, and Portfolio composition and holdings, are subject to change at any time based on market and other conditions, and should not be construed as a recommendation of any specific security or as investment advice. Percentage holdings as of June 30, 2008 are included in the Portfolio's Schedule of Investments. There is no assurance that the securities purchased will remain in the Portfolio or that securities sold have not been repurchased.

There are risks associated with mutual fund investing, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. An investment in a Portfolio is not a bank deposit or other obligation, or guaranteed by a depository institution. It is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

COMPARATIVE INDEXES
--------------------------------------------------------------------------------

The comparative indexes discussed in this report are meant to provide a basis for judging the Portfolio's performance against a specific securities index. Each index accounts for changes in security price and assumes reinvestment of dividends and distributions, but does not reflect the cost of managing a mutual fund. The Portfolio may significantly differ in holdings and composition from the indexes and individuals cannot invest directly in an index.

Russell 3000(R) Growth Index

The unmanaged Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 3000(R) Value Index

Measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Value or the Russell 2000(R) Value Indexes.

S&P 500 Index

The unmanaged S&P 500 Index is a market value-weighted index that measures the performance of large-cap common stocks across all major industries.

Index returns and statistical data included in this report are provided by Bloomberg and Factset.

MESSAGE TO SHAREHOLDERS


Dear Shareholder:

Financial markets were volatile during the semi-annual period ended June 30, 2008. The first quarter of the period was trying for investors as every major domestic equity index traded lower. With market volatility higher and investor sentiment biased toward risk aversion, companies with the highest earnings growth prospects fared the worst during the quarter. The second quarter began with a strong rally propelling all the major indices higher. The rally was short-lived, however, as surging crude oil prices, declining consumer confidence and ailing financial firms continued to fuel broad concerns about the economy and profits. Equity markets were generally weak across the board, without regard to market capitalization or investment style, although emerging market economies continued to garner interest. During the period, U.S. stocks, as measured by the S&P 500 Index, declined by (11.91)%. The broad market Russell 3000(R) Growth and Russell 3000(R) Value Indexes posted declines of (9.04)% and (13.28)%, respectively. Overall, the period was one where growth stock indexes outperformed value-oriented indexes on a relative basis, while mid-cap stocks outperformed large and small cap peers.

The downturn in the housing market and dislocation in the mortgage market that contributed to the sharp increase in volatility in the latter half of 2007 continued throughout the first six months of 2008. The decreased willingness for market participants to adequately price a wide range of previously liquid financial instruments led to a credit crunch that severely disrupted all markets in March. Sagging home prices, uncertainty in the labor markets, decelerating wage growth and high gas prices brought consumer confidence down to a level not seen in decades. Overall, concerns about the U.S. economy and the credit crunch caused a major downturn in stock prices regardless of the individual company's fundamentals. Against this backdrop, Old Mutual Insurance Series Fund Portfolios produced results during the period that were generally in-line with the returns of their respective benchmarks.

Despite this challenging environment, there are several reasons to remain cautiously optimistic as we look forward into the rest of 2008 and beyond. While the markets in the short term continue to be driven by momentum, we believe the next six to twelve months may show a rotation back to long ignored equities with solid cash balances, reasonable debt levels, and good growth prospects. We are focusing our attention on companies we believe will do well regardless of the headlines in the paper.

As always, we are grateful for your support and will continue to work diligently to enhance your experience as an investor in Old Mutual Insurance Series Fund Portfolios. Please do not hesitate to contact us if there is anything we can do to serve you better. Feel free to contact me directly, at President@oldmutualcapital.com, or please see the back cover of this report for other contact information.


Sincerely,

/s/ Julian F. Sluyters

Julian F. Sluyters
President
Old Mutual Insurance Series Fund

OLD MUTUAL MID-CAP PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY (UNAUDITED)


Top Ten Holdings as of June 30, 2008
---------------------------------------------------------
Intuit                                            3.0%
---------------------------------------------------------
Maxim Integrated Products                         2.8%
---------------------------------------------------------
El Paso                                           2.7%
---------------------------------------------------------
Sonoco Products                                   2.2%
---------------------------------------------------------
Liberty Media - Interactive, Cl A                 2.1%
---------------------------------------------------------
Validus Holdings                                  2.0%
---------------------------------------------------------
Expedia                                           1.9%
---------------------------------------------------------
Montpelier Re Holdings                            1.9%
---------------------------------------------------------
Interactive Brokers Group, Cl A                   1.8%
---------------------------------------------------------
JDS Uniphase                                      1.8%
---------------------------------------------------------
As a % of Total Portfolio Investments            22.2%
---------------------------------------------------------


Sector Weightings as of June 30, 2008 - % of Total Portfolio Investments
--------------------------------------------------------------------------------
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Cash Equivalents                       3.6%
Consumer Discretionary                 8.7%
Consumer Staples                       2.6%
Energy                                 8.4%
Financials                            19.2%
Health Care                           12.4%
Industrials                           10.7%
Information Technology                20.7%
Materials                              5.9%
Telecommunication Services             0.8%
Utilities                              7.0%

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

---------------------------------------------------------------------
Description                               Shares           Value
---------------------------------------------------------------------

Common Stock - 99.1%
Aerospace/Defense-Equipment - 0.7%
DRS Technologies                                 188   $     14,799
                                                       --------------

Total Aerospace/Defense-Equipment                            14,799
---------------------------------------------------------------------

Applications Software - 4.7%
Citrix Systems*                                1,096         32,233
Intuit*                                        2,205         60,792
                                                       ______________

Total Applications Software                                  93,025
_____________________________________________________________________

Auction House/Art Dealer - 0.3%
Sotheby's                                        250         6,593
                                                       ______________

Total Auction House/Art Dealer                               6,593
_____________________________________________________________________

Commercial Services-Finance - 0.5%
Paychex                                          325         10,166
                                                       ______________

Total Commercial Services-Finance                            10,166
_____________________________________________________________________

Computer Services - 0.4%
DST Systems*                                     140          7,707
                                                       --------------

Total Computer Services                                       7,707
_____________________________________________________________________

Consulting Services - 1.1%
Corporate Executive Board                        533         22,413
                                                       --------------

Total Consulting Services                                    22,413
_____________________________________________________________________

Consumer Products-Miscellaneous - 1.1%
Clorox                                           420         21,924
                                                       --------------

Total Consumer Products-Miscellaneous                        21,924
_____________________________________________________________________

Containers-Paper/Plastic - 4.0%
Sealed Air                                     1,750         33,267
Sonoco Products                                1,482         45,868
                                                       ______________

Total Containers-Paper/Plastic                               79,135
_____________________________________________________________________

Cruise Lines - 0.7%
Royal Caribbean Cruises                          590         13,257
                                                       ______________

Total Cruise Lines                                           13,257
_____________________________________________________________________

Data Processing/Management - 1.3%
Fiserv*                                          380         17,240
SEI Investments                                  380          8,938
                                                       --------------

Total Data Processing/Management                             26,178
_____________________________________________________________________

Diversified Manufacturing Operations - 1.7%
Dover                                            420         20,315
Ingersoll-Rand, Cl A                             341         12,764
                                                       --------------

Total Diversified Manufacturing Operations                   33,079
---------------------------------------------------------------------

Drug Delivery Systems - 1.0%
Alkermes*                                      1,580         19,529
                                                       --------------

Total Drug Delivery Systems                                  19,529
---------------------------------------------------------------------


---------------------------------------------------------------------
Description                               Shares           Value
---------------------------------------------------------------------

E-Commerce/Services - 4.2%
Expedia*                                       2,165   $     39,793
Liberty Media-Interactive, Cl A*               2,951         43,556
                                                       --------------

Total E-Commerce/Services                                    83,349
---------------------------------------------------------------------

Electric-Integrated - 2.6%
SCANA                                            170          6,290
Sierra Pacific Resources                       2,080         26,437
TECO Energy                                      860         18,481
                                                       --------------

Total Electric-Integrated                                    51,208
---------------------------------------------------------------------

Electronic Components-Miscellaneous - 1.2%
Flextronics International*                     2,550         23,970
                                                       --------------

Total Electronic Components-Miscellaneous                    23,970
---------------------------------------------------------------------

Electronic Components-Semiconductors - 3.0%
Broadcom, Cl A*                                  843         23,005
DSP Group*                                       570          3,990
Fairchild Semiconductor International*         1,270         14,897
Semtech*                                       1,235         17,376
                                                       --------------

Total Electronic Components-Semiconductors                   59,268
---------------------------------------------------------------------

Engineering/R&D Services - 0.8%
URS*                                             400         16,788
                                                       --------------

Total Engineering/R&D Services                               16,788
---------------------------------------------------------------------

Fiduciary Banks - 1.3%
Wilmington Trust                                 985         26,043
                                                       --------------

Total Fiduciary Banks                                        26,043
---------------------------------------------------------------------

Finance-Investment Banker/Broker - 3.5%
Greenhill & Co                                   299         16,104
Interactive Brokers Group, Cl A*               1,140         36,628
optionsXpress Holdings                           780         17,425
                                                       ______________

Total Finance-Investment Banker/Broker                       70,157
---------------------------------------------------------------------

Finance-Other Services - 0.7%
Asset Acceptance Capital                       1,180         14,420
                                                       ______________

Total Finance-Other Services                                 14,420
---------------------------------------------------------------------

Food-Meat Products - 0.7%
Hormel Foods                                     379         13,117
                                                       ______________

Total Food-Meat Products                                     13,117
---------------------------------------------------------------------

Food-Miscellaneous/Diversified - 0.9%
ConAgra Foods                                    888         17,121
                                                       --------------

Total Food-Miscellaneous/Diversified                         17,121
_____________________________________________________________________

Gas-Distribution - 1.0%
WGL Holdings                                     550         19,107
                                                       --------------

Total Gas-Distribution                                       19,107
_____________________________________________________________________

OLD MUTUAL MID-CAP PORTFOLIO - concluded
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

---------------------------------------------------------------------
Description                               Shares           Value
---------------------------------------------------------------------

Hotels & Motels - 1.6%
Wyndham Worldwide                              1,726   $     30,913
                                                       ______________

Total Hotels & Motels                                        30,913
_____________________________________________________________________

Human Resources - 1.6%
Hewitt Associates, Cl A*                         827         31,699
                                                       ______________

Total Human Resources                                        31,699
_____________________________________________________________________

Independent Power Producer - 2.9%
Mirant*                                          744         29,128
Reliant Energy*                                1,346         28,629
                                                       --------------

Total Independent Power Producer                             57,757
---------------------------------------------------------------------

Industrial Automation/Robot - 1.2%
Cognex                                         1,065         24,548
                                                       ______________

Total Industrial Automation/Robot                            24,548
---------------------------------------------------------------------

Investment Companies - 0.9%
KKR Financial Holdings                         1,780         18,690
                                                       ______________

Total Investment Companies                                   18,690
---------------------------------------------------------------------

Investment Management/Advisory Services - 1.8%
Federated Investors, Cl B                      1,051         36,175
                                                       ______________

Total Investment Management/Advisory Services                36,175
_____________________________________________________________________

Linen Supply & Related Items - 1.4%
Cintas                                         1,029         27,279
                                                       --------------

Total Linen Supply & Related Items                           27,279
_____________________________________________________________________

Medical Information Systems - 0.9%
Cerner*                                          400         18,072
                                                       --------------

Total Medical Information Systems                            18,072
_____________________________________________________________________

Medical Labs & Testing Services - 1.1%
Quest Diagnostics                                464         22,490
                                                       ______________

Total Medical Labs & Testing Services                        22,490
_____________________________________________________________________

Medical-Biomedical/Genetic - 1.0%
Invitrogen*                                      510         20,023
                                                       ______________

Total Medical-Biomedical/Genetic                             20,023
_____________________________________________________________________

Medical-Drugs - 3.2%
Cephalon*                                        484         32,278
Forest Laboratories*                             903         31,370
                                                       ______________

Total Medical-Drugs                                          63,648
---------------------------------------------------------------------

Medical-Generic Drugs - 1.2%
Barr Pharmaceuticals*                            551         24,839
                                                       --------------

Total Medical-Generic Drugs                                  24,839
---------------------------------------------------------------------

Medical-Outpatient/Home Medical - 1.6%
Lincare Holdings*                              1,130         32,092
                                                       --------------

Total Medical-Outpatient/Home Medical                        32,092
---------------------------------------------------------------------


---------------------------------------------------------------------
Description                               Shares           Value
---------------------------------------------------------------------

Multimedia - 1.4%
EW Scripps, Cl A                                 350   $     14,539
Liberty Media - Entertainment, Cl A*             590         14,296
                                                       --------------

Total Multimedia                                             28,835
---------------------------------------------------------------------

Non-Hazardous Waste Disposal - 1.8%
Allied Waste Industries*                       2,826         35,664
                                                       --------------

Total Non-Hazardous Waste Disposal                           35,664
---------------------------------------------------------------------

Office Automation & Equipment - 1.8%
Pitney Bowes                                   1,041         35,498
                                                       --------------

Total Office Automation & Equipment                          35,498
---------------------------------------------------------------------

Oil-Field Services - 3.9%
BJ Services                                      728         23,252
Exterran Holdings*                               488         34,887
Helix Energy Solutions Group*                    473         19,696
                                                       ______________

Total Oil-Field Services                                     77,835
_____________________________________________________________________

Paper & Related Products - 0.5%
Smurfit-Stone Container*                       2,370          9,646
                                                       ______________

Total Paper & Related Products                                9,646
_____________________________________________________________________

Pipelines - 4.7%
El Paso                                        2,554         55,524
El Paso Pipeline Partners                        946         19,535
Targa Resources Partners                         845         19,477
                                                       --------------

Total Pipelines                                              94,536
---------------------------------------------------------------------

Platinum - 1.6%
Stillwater Mining*                             2,735         32,355
                                                       --------------

Total Platinum                                               32,355
---------------------------------------------------------------------

Printing-Commercial - 1.4%
RR Donnelley & Sons                              360         10,688
Valassis Communications*                       1,300         16,276
                                                       ______________

Total Printing-Commercial                                    26,964
---------------------------------------------------------------------

Private Corrections - 1.2%
Corrections Corp of America*                     840         23,075
                                                       ______________

Total Private Corrections                                    23,075
---------------------------------------------------------------------

Reinsurance - 11.0%
Allied World Assurance Holdings                  699         27,694
Aspen Insurance Holdings                       1,404         33,233
Everest Re Group                                 442         35,232
Max Capital Group                                940         20,050
Montpelier Re Holdings                         2,607         38,453
Odyssey Re Holdings                              676         23,998
Validus Holdings                               1,890         40,163
                                                       --------------

Total Reinsurance                                           218,823
_____________________________________________________________________

---------------------------------------------------------------------
Description                               Shares           Value
---------------------------------------------------------------------

Semiconductor Components-Integrated Circuits - 3.3%
Cypress Semiconductor*                           390   $      9,653
Maxim Integrated Products                      2,678         56,640
                                                       ______________

Total Semiconductor Components-Integrated Circuits           66,293
_____________________________________________________________________

Telecommunications Equipment - 1.0%
Arris Group*                                   2,280         19,266
                                                       ______________

Total Telecommunications Equipment                           19,266
_____________________________________________________________________

Telecommunications Equipment-Fiber Optics - 1.8%
JDS Uniphase*                                  3,190         36,238
                                                       ______________

Total Telecommunications Equipment-Fiber Optics              36,238
---------------------------------------------------------------------

Telephone-Integrated - 0.8%
Telephone & Data Systems                         365         17,254
                                                       ______________

Total Telephone-Integrated                                   17,254
---------------------------------------------------------------------

Therapeutics - 2.6%
Medicines*                                     1,700         33,695
Warner Chilcott, Cl A*                         1,145         19,408
                                                       --------------

Total Therapeutics                                           53,103
---------------------------------------------------------------------

Water - 0.8%
American Water Works*                            720         15,970
                                                       --------------

Total Water                                                  15,970
---------------------------------------------------------------------

Wireless Equipment - 1.7%
Alvarion*                                      1,820         12,849
RF Micro Devices*                              7,435         21,562
                                                       --------------

Total Wireless Equipment                                     34,411
                                                       --------------

Total Common Stock (Cost $2,028,114)                      1,976,344
---------------------------------------------------------------------

Money Market Fund - 3.7%
Dreyfus Cash Management Fund,
   Institutional Class, 2.780% (A)            73,222         73,222
                                                       --------------

Total Money Market Fund (Cost $73,222)                       73,222
---------------------------------------------------------------------

Total Investments - 102.8% (Cost $2,101,336)              2,049,566
---------------------------------------------------------------------

Other Assets and Liabilities, Net - (2.8%)                  (56,058)
---------------------------------------------------------------------

Total Net Assets - 100.0%                              $    1,993,508
---------------------------------------------------------------------

* Non-income producing security.
(A)  - The rate reported represents the 7-day effective yield as of June 30,
      2008.
Cl   - Class
R&D  - Research and Development


FAS 157 Footnote Disclosure:

The Portfolio utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used as of June 30, 2008 in valuing the Portfolio's net assets were as follows:


                 Valuation Inputs                       Investments
_____________________________________________________________________
Level 1 - quoted prices                                 $ 2,049,566
Level 2 - other significant observable inputs                     -
Level 3 - significant unobservable inputs                         -
---------------------------------------------------------------------
Total                                                   $ 2,049,566
_____________________________________________________________________

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS & LIABILITIES
AS OF JUNE 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
                                                                                          Old Mutual
                                                                                       Mid-Cap Portfolio
-----------------------------------------------------------------------------------------------------------
Assets:
   Investment Securities, at cost                                                         $2,101,336
-----------------------------------------------------------------------------------------------------------
   Investment Securities, at value                                                        $2,049,566
   Receivable for Investment Securities Sold                                                   9,438
   Receivable for Dividends and Interest                                                         675
   Receivable from Investment Advisor                                                          7,080
-----------------------------------------------------------------------------------------------------------
      Total Assets                                                                         2,066,759
-----------------------------------------------------------------------------------------------------------
Liabilities:
   Payable for Management Fees                                                                 3,634
   Payable for Capital Shares Redeemed                                                         3,788
   Payable for Trustees' Fees                                                                  2,682
   Accrued Expenses                                                                           63,147
-----------------------------------------------------------------------------------------------------------
      Total Liabilities                                                                       73,251
-----------------------------------------------------------------------------------------------------------
Net Assets                                                                                $1,993,508
-----------------------------------------------------------------------------------------------------------
Net Assets:
   Paid-in Capital ($0.001 par value, unlimited authorization) based on 382,035
      outstanding shares of beneficial interest                                           $1,346,322
   Undistributed Net Investment Income                                                         5,521
   Accumulated Net Realized Gain on Investments                                              693,435
   Net Unrealized Depreciation on Investments                                                (51,770)
-----------------------------------------------------------------------------------------------------------
Net Assets                                                                                $1,993,508
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share                                  $     5.22
-----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED)

----------------------------------------------------------------------------------------------
                                                                             Old Mutual
                                                                          Mid-Cap Portfolio
----------------------------------------------------------------------------------------------
Investment Income:
   Dividends                                                                  $  16,424
----------------------------------------------------------------------------------------------
      Total Investment Income                                                    16,424
----------------------------------------------------------------------------------------------
Expenses:
   Management Fees                                                               10,463
   Trustees' Fees                                                                 2,976
   Custodian Fees                                                                16,767
   Professional Fees                                                             10,142
   Printing Fees                                                                  8,987
   Transfer Agent Fees                                                           11,952
   Insurance Expense                                                              5,523
   Other Expenses                                                                 4,526
----------------------------------------------------------------------------------------------
      Total Expenses                                                             71,336
----------------------------------------------------------------------------------------------
Less:
   Waiver of Management Fees                                                    (10,463)
   Reimbursement of Other Expenses by Advisor                                   (49,966)
   Expense Reduction (1)                                                             (4)
----------------------------------------------------------------------------------------------
      Net Expenses                                                               10,903
----------------------------------------------------------------------------------------------
   Net Investment Income                                                          5,521
----------------------------------------------------------------------------------------------
   Net Realized Loss from Investment Transactions                              (139,495)
   Net Change in Unrealized Depreciation on Investments                        (188,708)
----------------------------------------------------------------------------------------------
   Net Realized and Unrealized Loss on Investments                             (328,203)
----------------------------------------------------------------------------------------------
   Decrease in Net Assets Resulting from Operations                           $(322,682)
----------------------------------------------------------------------------------------------

(1) All expense reductions are for transfer agent expenses. See Note 2.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------------------------------------
                                                                                                   Old Mutual
                                                                                                Mid-Cap Portfolio
--------------------------------------------------------------------------------------------------------------------------
                                                                                         1/1/08 to
                                                                                          6/30/08            1/1/07 to
                                                                                        (Unaudited)          12/31/07
--------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss)                                                        $    5,521           $    (8,899)
   Net Realized Gain (Loss) from Investments                                             (139,495)            1,384,893
   Net Change in Unrealized Depreciation on Investments                                  (188,708)           (1,028,598)
--------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations                       (322,682)              347,396
--------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders From:
   Net Realized Gains from Security Transactions:                                               -            (3,920,280)
--------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                                            -            (3,920,280)
--------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Shares Issued                                                                           77,430               867,270
   Shares Issued upon Reinvestment of Distributions                                             -             3,920,280
   Shares Redeemed                                                                       (294,971)           (4,253,051)
--------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from Capital Shares Transactions            (217,541)              534,499
--------------------------------------------------------------------------------------------------------------------------
   Total Decrease in Net Assets                                                          (540,223)           (3,038,385)
--------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period                                                                  2,533,731             5,572,116
--------------------------------------------------------------------------------------------------------------------------
   End of Period                                                                       $1,993,508           $ 2,533,731
--------------------------------------------------------------------------------------------------------------------------
Undistributed Net Investment Income                                                    $    5,521           $         -
--------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Shares Issued                                                                           14,016               128,138
   Shares Issued upon Reinvestment of Distributions                                             -               631,285
   Shares Redeemed                                                                        (53,428)             (655,496)
--------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Shares Outstanding                                          (39,412)              103,927
--------------------------------------------------------------------------------------------------------------------------

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD ENDED DECEMBER 31,
 (UNLESS OTHERWISE NOTED) AND FOR THE SIX-MONTH PERIOD
ENDED JUNE 30, 2008 (UNAUDITED)



                                  Net
         Net                 Realized and                                                            Net
        Asset       Net       Unrealized                 Dividends  Distributions      Total        Asset                    Net
        Value,   Investment      Gains        Total      from Net       from         Dividends      Value,                 Assets,
      Beginning    Income      (Losses)        From     Investment     Capital          and          End       Total       End of
      of Period  (Loss) (1)  on Securities  Operations    Income        Gains      Distributions  of Period   Return       Period
------------------------------------------------------------------------------------------------------------------------------------
OLD MUTUAL MID-CAP PORTFOLIO

2008   $ 6.01     $ 0.01 (1)   $(0.80)       $(0.79)     $    -       $     -        $     -       $ 5.22    (13.14)%+  $ 1,993,508
2007    17.55      (0.01)        0.69          0.68           -        (12.22)        (12.22)        6.01      1.63%      2,533,731
2006    16.69      (0.03)        1.81          1.78       (0.05)        (0.87)         (0.92)       17.55     11.19%      5,572,116
2005    17.10       0.04         0.88          0.92           -         (1.33)         (1.33)       16.69      5.71%     54,844,230
2004    14.64      (0.04)        2.76          2.72           -         (0.26)         (0.26)       17.10     18.86%     46,766,261
2003    10.90      (0.03)        3.77          3.74           -             -              -        14.64     34.31%     30,859,104
------------------------------------------------------------------------------------------------------------------------------------

                       Ratio
                    of Expenses
                     to Average  Ratio of Net
                     Net Assets   Investment
          Ratio     (Excluding      Income
       of Expenses  Waivers and     (Loss)     Portfolio
        to Average    Expense     to Average    Turnover
        Net Assets  Reductions)   Net Assets     Rate
------------------------------------------------------------
OLD MUTUAL MID-CAP PORTFOLIO

2008     0.99%**      6.47%**       0.50%**      59.63%+
2007     0.99%        2.90%        (0.21)%      152.54%
2006     0.99%        1.20%        (0.19)%      152.62%
2005     1.17%        1.17%         0.25%        89.06%
2004     1.17%        1.17%        (0.26)%      123.19%
2003     1.20%        1.23%        (0.24)%      147.82%
------------------------------------------------------------

(1) Per share amounts for the year or period are calculated based on average outstanding shares.
** Ratios for periods of less than one year have been annualized.
+ Total return and portfolio turnover rate are for the period indicated and have not been annualized. Total return would have been lower had certain expenses not been waived by the Advisor during the period.

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION
--------------------------------------------------------------------------------

Old Mutual Mid-Cap Portfolio (the "Mid-Cap Portfolio") is a series fund of Old Mutual Insurance Series Fund (the "Trust"), a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of the Mid-Cap Portfolio and seven other funds: the Old Mutual Large Cap Growth Concentrated Portfolio, the Old Mutual Large Cap Growth Portfolio, the Old Mutual Growth II Portfolio, the Old Mutual Select Value Portfolio, the Old Mutual Small Cap Growth Portfolio, the Old Mutual Small Cap Portfolio and the Old Mutual Columbus Circle Technology and Communications Portfolio (each a "Portfolio" and, collectively, the "Portfolios").

The Mid-Cap Portfolio is classified as a diversified management investment company. The financial statements for the Mid-Cap Portfolio are presented in this report; financial statements for the other Portfolios are presented separately. The Trust's prospectuses provide a description of each Portfolio's investment objectives, policies and investment strategies. The assets of a Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. Each Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies. At June 30, 2008 54% and 43% of the outstanding shares of the Mid-Cap Portfolio were held by the separate accounts of two participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

The following is a summary of the significant accounting policies followed by the Mid-Cap Portfolio.

Use of Estimates in the Preparation of Financial Statements - The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation - Investment securities of a Portfolio that are listed on a securities exchange, market or automated quotation system and for which market quotations are readily available, including securities traded over-the-counter ("OTC") (except for securities traded on NASDAQ), are valued at the last quoted sales price on the principal market on which they are traded at the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern
Time) each day that the NYSE is open (the "Valuation Time"), or, if there is no such reported sale at the Valuation Time, at the most recent quoted bid price reported by the exchange or the OTC market. For securities traded on NASDAQ, the NASDAQ Official Closing Price provided by NASDAQ each business day will be used. If such prices are not available, these securities and unlisted securities for which market quotations are not readily available are valued in accordance with Fair Value Procedures established by the Board of Trustees of the Trust (the "Board"). The Portfolios use pricing services to report the market value of securities in the portfolios; if the pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, securities are valued in accordance with Fair Value Procedures established by the Board. The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. The valuation is assigned to Fair Valued securities for purposes of calculating a Portfolio's net asset value ("NAV"). Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities traded on the foreign exchanges in the Western Hemisphere may be valued at the last quoted sales price from the principal market in which they are traded before the valuation time and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued in accordance with the Fair Value Procedures established by the Board.

Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Portfolio's investment advisor, Old Mutual Capital, Inc. ("Old Mutual Capital" or the "Advisor") determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Portfolios calculate the NAVs. The fair value of the foreign security is translated from the local currency into U.S. dollars using current exchange rates.

Valuation of Options and Futures - Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Security Transactions and Investment Income - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date; interest income and expense is recognized on the accrual basis and includes amortization of premiums and accretion of discounts on investments, if applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods, if applicable.

Dividends and Distributions - Dividends from net investment income for a Portfolio are declared and paid annually, if available. Distributions from net realized capital gains for each Portfolio are generally made to shareholders annually, if available. Distributions to shareholders are recognized on the ex-dividend date. The Portfolio utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for Federal income tax purposes.

Investments in Real Estate Investment Trusts ("REIT") - Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Foreign Withholding Taxes - A Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Portfolio accrues such taxes when the related income is earned.

Foreign Currency Conversion - The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are converted into U.S. dollars on the following basis:

     (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and

     (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Portfolios do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The Portfolios report gains and losses on foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income or loss for federal income tax purposes.

Futures Contracts - A Portfolio may utilize futures contracts primarily to hedge against changes in security prices. Upon entering into a futures contract, the Portfolio will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit required to initiate the futures transaction. The Mid-Cap Portfolio had no outstanding futures contracts as of June 30, 2008.

Options - A Portfolio may write or purchase financial options contracts primarily to hedge against changes in security prices, or securities that the Portfolio intends to purchase, and against fluctuations in fair value caused by changes in prevailing market interest rates. When the Portfolio writes or purchases an option, an amount equal to the premium received or paid by the Portfolio is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolio has realized a gain or a loss on investment transactions. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Mid-Cap Portfolio had no outstanding options contracts as of June 30, 2008.

Other - Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are allocated to the Portfolios on the basis of relative net assets. The Trust has an arrangement with the transfer agent, DST Systems, Inc., whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. The transfer agent fees shown in the Statement of Operations are in total and do not reflect the expense reductions, if any, which are shown separately.

AS OF JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

Investment Advisor - Old Mutual Capital serves as the investment advisor to each Portfolio. Old Mutual Capital is an indirect, wholly owned subsidiary of Old Mutual (US) Holdings, Inc. ("OMUSH"), which is a direct wholly owned subsidiary of OM Group (UK) Limited, which, in turn, is a direct wholly owned subsidiary of Old Mutual, plc, a London-Exchange listed international financial services firm. The Portfolios and the Advisor are parties to a management agreement (the "Management Agreement"), under which the Advisor is obligated to provide advisory services and administrative services to the Trust. Prior to January 1, 2006, advisory services were provided by Liberty Ridge Capital, Inc. ("Liberty Ridge"). In exchange for providing these services, Old Mutual Capital is entitled to receive a management fee ("Management Fee"), calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Mid-Cap Portfolio as set forth in the table below.

                                                                 Management Fee Breakpoint Asset Thresholds
------------------------------------------------------------------------------------------------------------------------------------
                              $0 to         $300 million   $500 million   $750 million   $1.0 billion   $1.5 billion
                              less than     to less than   to less than   to less than   to less than   to less than   $2.0 billion
                              $300 million  $500 million   $750 million   $1.0 billion   $1.5 billion   $2.0 billion   or greater
------------------------------------------------------------------------------------------------------------------------------------
Old Mutual Mid-Cap Portfolio    0.95%         0.90%          0.85%           0.80%         0.75%          0.70%          0.65%

Expense Limitation Agreement - In the interest of limiting expenses of the Mid-Cap Portfolio, the Advisor has entered into an expense limitation agreement ("Expense Limitation Agreement"), with respect to the Mid-Cap Portfolio, pursuant to which the Advisor has contractually agreed to waive through April 30, 2009, its Management Fees and assume other expenses of the Mid-Cap Portfolio to the extent necessary to limit the total annual operating expenses to no more than 0.99% of the Mid-Cap Portfolio's average daily net assets, exclusive of certain expenses such as interest, taxes, brokerage costs and commissions and other extraordinary expenses not incurred in the ordinary course of the Mid-Cap Portfolio's business.

The Advisor may seek reimbursement for Management Fees waived and other expenses paid by the Advisor pursuant to the Expense Limitation Agreement during the previous three fiscal years in which the Management Fees were waived or other expenses paid. Reimbursement by the Mid-Cap Portfolio of the Management Fees waived and other expenses paid by the Advisor, pursuant to the Expense Limitation Agreement, may be made when the Mid-Cap Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Mid-Cap Portfolio to exceed 0.99%. No reimbursement by the Mid-Cap Portfolio will be made unless: (i) the Mid-Cap Portfolio's assets exceed $75 million; (ii) the Mid-Cap Portfolio's total annual operating expense ratio is less than 0.99%, and (iii) the payment of such reimbursement is approved by the Board. Old Mutual Capital and Liberty Ridge have agreed not to seek reimbursement of fees waived or limited or other expenses paid by Liberty Ridge prior to January 1, 2006.

At June 30, 2008, pursuant to the above, the amount of previously waived and reimbursed fees for the Mid-Cap Portfolio for which the Advisor may seek reimbursement was $102,556 (expiring December 31, 2009), $82,300 (expiring December 31, 2010) and $60,429 (expiring December 31, 2011). As of June 30, 2008, the net assets of the Mid-Cap Portfolio are less than $75 million.

Sub-Advisory Agreements - The Trust, on behalf of the Mid-Cap Portfolio, and the Advisor have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Liberty Ridge to provide co-sub-advisory services to the Mid-Cap Portfolio. For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement, Liberty Ridge is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of the Mid-Cap Portfolio net of 50% of any waivers, reimbursement payments and alliance fees waived, reimbursed or paid by the Advisor. The sub-advisory fees are calculated as follows:

                              $0 to         $300 million   $500 million   $750 million   $1.0 billion   $1.5 billion
                              less than     to less than   to less than   to less than   to less than   to less than   $2.0 billion
                              $300 million  $500 million   $750 million   $1.0 billion   $1.5 billion   $2.0 billion   or greater
------------------------------------------------------------------------------------------------------------------------------------
Old Mutual Mid-Cap Portfolio    0.60%         0.55%          0.50%           0.45%         0.40%          0.35%          0.30%

From time to time, Old Mutual Capital may recommend the appointment of additional or replacement sub-advisors to the Board. The Trust and Old Mutual Capital have received exemptive relief from the Securities and Exchange Commission ("SEC") that permits the Trust to employ a "manager of managers" structure. Under this structure, Old Mutual Capital, with the approval of the Board, may hire, terminate or replace unaffiliated sub-advisors without shareholder approval, including, without limitation, the replacement or reinstatement of any unaffiliated sub-advisors with respect to which a sub-advisory agreement has automatically terminated as a result of an assignment. Under the manager of managers structure, Old Mutual Capital has the ultimate responsibility to oversee the sub-advisors and recommend their hiring, termination and replacement. Each of the Portfolios in the Trust intends to rely on the exemptive order and operate in the manner described above. Shareholders will be notified of any changes in unaffiliated sub-advisors. Shareholders of a Portfolio have the right to terminate a sub-advisory agreement with an unaffiliated sub-advisor for a Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

Sub-Administrator - Old Mutual Capital and The Bank of New York Mellon (the "Sub-Administrator") entered into a sub-administration and accounting agreement (the "Sub-Administration Agreement") effective December 10, 2007 pursuant to which the Sub-Administrator assists Old Mutual Capital in connection with the administration and business affairs of the Trust. Under the Sub-Administration Agreement, Old Mutual Capital pays the Sub-Administrator as follows: annual rates, based on the combined average daily gross assets of the funds within the Trust, Old Mutual Funds I, Old Mutual Funds II and Old Mutual Funds III (the "Old Mutual Complex"), of (1) 0.0475% of the first $6 billion, plus (2) 0.04% of the average daily gross assets in excess of $6 billion. Certain minimum fees also apply. The Sub-Administration Agreement provides that the Sub-Administrator will not be liable for any costs, damages, liabilities or claims incurred by the Sub-Administrator, except those arising out of Sub-Administrator's (or it's delegee's or agent's if such delegee or agent is a subsidiary of the Sub-Administrator) negligence or wilful misconduct or the Sub-Administrator's failure to act in good faith. In no event shall the Sub-Administrator be liable to Old Mutual Capital or any third party for special, indirect or consequential damages.

Distributor - The Trust has entered into a distribution agreement with Old Mutual Investment Partners (the "Distributor"), a wholly owned subsidiary of the Advisor. The Distributor receives no compensation for serving in such capacity.

Transfer Agent - DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Trust. From time to time, the Trust may pay amounts to third parties that provide sub-transfer agency and other administrative services related to the Trust to persons who beneficially own interests in the Trust.

Custodian - The Bank of New York Mellon serves as the custodian for each of the Portfolios.

Officers of the Trust who are or were officers of the Advisor, Sub-Administrator and/or the Distributor received no compensation from the Trust.

4. INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

The cost of securities purchased and the proceeds from securities sold, other than short-term investments and U.S. Government securities, for the Mid-Cap Portfolio for the six-month period ended June 30, 2008, were $1,277,737 and $1,423,742, respectively.

5. FEDERAL TAX INFORMATION
--------------------------------------------------------------------------------

The Mid-Cap Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

The Portfolio adopted the provisions of Financial Accounting Standards Board
(FASB) Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes on June 29, 2007. FIN 48 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Portfolio's tax returns to determine whether these positions meet a "more-likely-than-not" standard that based on the technical merits have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

FIN 48 requires management of the Portfolio to analyze all open tax years, fiscal years 2003-2007 as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six-month period ended June 30, 2008, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to Paid-in Capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2007, primarily attributable to certain net operating losses, which, for tax purposes, are not available to offset future income, and reclassification of long-term capital gain distributions on Real Estate Investment Trust Securities were classified to/from the following accounts:

        Increase Undistributed Net       Decrease Accumulated
           Investment Income              Net Realized Gain
--------------------------------------------------------------------
                 $8,899                        $(8,899)
--------------------------------------------------------------------


This reclassification had no effect on net assets or net asset value per share.

NOTES TO FINANCIAL STATEMENTS - concluded
AS OF JUNE 30, 2008 (UNAUDITED)

The tax character of dividends and distributions declared during the years ended December 31, 2007 and December 31, 2006 were as follows:


            Ordinary           Long-Term
             Income          Capital Gains        Total
------------------------------------------------------------
2007       $3,506,305         $  413,975       $3,920,280
2006       $1,323,709         $1,229,258       $2,552,967
------------------------------------------------------------

As of December 31, 2007, the components of distributable earnings/(accumulated losses) were as follows:

   Undistributed ordinary income            $447,728
   Undistributed Long-Term Capital Gain      516,189
   Post October Loss                         (34,702)
   Unrealized appreciation                    40,648
                                          ------------
                                            $969,863
                                          ------------

The federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Mid-Cap Portfolio for federal income tax purposes at June 30, 2008 were as follows:

                                                                Net
              Federal       Unrealized       Unrealized      Unrealized
              Tax Cost     Appreciation     Depreciation    Depreciation
----------------------------------------------------------------------------
             $2,101,336      $139,880        $(191,650)      $(51,770)


6. CONCENTRATIONS/RISKS
--------------------------------------------------------------------------------

Like all investments in securities, you risk losing money by investing in the Portfolios. The main risks of investing in the Mid-Cap Portfolio are:

Stock Market Risk - The value of the stocks and other securities owned by the Mid-Cap Portfolio will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or the sub-advisor may misgauge that worth.

Small and Mid-Size Company Risk - The Mid-Cap Portfolio primarily invests in mid-sized companies and also may invest in smaller companies. While small-sized companies, and to an extent mid-sized companies, may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap and mid-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Mid-Cap Portfolio could have greater difficulty buying or selling a security of a small-cap or mid-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk - Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Mid-Cap Portfolio may overweight certain industries within a sector, which may cause the Mid-Cap Portfolio's performance to be susceptible to the economic, business or other developments that affect those industries.

In the normal course of business, the Mid-Cap Portfolio enters into various contracts that provide for general indemnifications. The Mid-Cap Portfolio's maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Mid-Cap Portfolio. However, based on experience, the Mid-Cap Portfolio expects the risk of loss to be remote.

7. INTERFUND LENDING
--------------------------------------------------------------------------------

Pursuant to resolutions adopted by the Boards of Trustees of each of the Trust, Old Mutual Funds I and Old Mutual Funds II (together, the "Trusts"), on behalf of certain series portfolios of the Trusts (for the purposes of this Note 7, "the OM Funds"), each of the OM Funds may lend an amount up to its prospectus-defined limitations to other Funds. All such lending shall be conducted pursuant to the exemptive order granted by the SEC on August 12, 2003 to the Trusts.

The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the OM Funds from investments in overnight repurchase agreements) and the bank loan rate (federal funds rate plus 50 basis points). None of the OM Funds may borrow more than 10% of their net assets.

The Portfolios had no outstanding borrowings or loans related to interfund lending at any time during the six-month period ended June 30, 2008.

8. LITIGATION
--------------------------------------------------------------------------------

In June 2004, Liberty Ridge [formerly know as Pilgrim Baxter & Associates, Ltd. ("PBA")], the former advisor to the Trust and the current sub-advisor to certain Portfolios, reached settlement agreements with respect to the market timing and selective disclosure actions filed by the SEC and New York Attorney General ("NYAG"). Under the NYAG settlement, if certain terms and undertakings in that settlement as described in the Trust's Statement of Additional Information ("SAI") are not met, the NYAG settlement stipulates that Liberty Ridge shall promptly terminate its management of the Portfolios. In this event, the Board would be required to seek new investment management of the Portfolios sub-advised by Liberty Ridge or consider other alternatives.

As part of the In Re Mutual Funds Investment Litigation pending in the U.S. District Court for the District of Maryland (the "MDL Court"), PBHG Funds (now known as Old Mutual Funds II), Liberty Ridge, its affiliates, and/or certain related and unrelated parties have been named as defendants in a class action suit ("Class Action Suit") and a separate derivative suit ("Derivative Suit") (together the "Civil Litigation"). The Civil Litigation consolidates and coordinates for pre-trial matters a number of individual class action suits and derivative suits based on similar claims, which previously had been filed against the PBHG Funds, Liberty Ridge and/or certain related parties in other jurisdictions, and had been transferred to the MDL Court. Information on the previously filed suits is contained in the Trust's SAI. Consolidated complaints in the Class Action and Derivative Suits were filed in the Civil Litigation on September 29, 2004 (MDL 1586).

The Civil Litigation and the previously filed suits are primarily based upon allegations that the defendants engaged in or facilitated market timing of the PBHG Funds, and also made selective disclosure of confidential portfolio information to certain defendants and other parties. The Civil Litigation alleges a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breaches of fiduciary duty; and (iii) false or misleading prospectus disclosure. The Civil Litigation requests compensatory and punitive damages. In addition, the Derivative Suit requests the removal of each of the Trustees, the removal of Liberty Ridge as investment advisor, the removal of PBHG Fund Distributors (now known as Old Mutual Investment Partners) as distributor, rescission of the management and other contracts between PBHG Funds and the defendants, and rescission of the PBHG Funds' 12b-1 Plan.

On August 30, 2005, the State of West Virginia Securities Division (the "WV Securities Division") entered a cease and desist order (the "Order" and, together with the Civil Litigation, the "Litigation") against PBA. The Trust was not named in the Order. In the Order, the WV Securities Division alleged that Liberty Ridge permitted short-term trading in excess of the Trust's disclosed limitation of four exchanges per year and also provided confidential portfolio information to customers of a broker-dealer who used the information to market time the Trust. The WV Securities Division further alleges in the Order that the foregoing violated the West Virginia Securities Act (W. Va. Code ss.ss. 32-1-101, et seq.) and is seeking that Liberty Ridge cease and desist from further violation of the West Virginia Securities Act; pay restitution; disgorge fees; pay administrative and investigatory costs and expenses, including counsel fees; pay an administrative assessment; and other relief. It is possible that similar actions based on the same facts and circumstances may be filed in the future by other state agencies. Such other actions will be described in the SAI.

At this stage of the Litigation it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against Liberty Ridge or any other named defendant. While it is currently too early to predict the result of the Litigation, Old Mutual Capital does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment advisor to the Portfolios.

However, neither Liberty Ridge nor Old Mutual Capital is currently able to gauge the level of shareholder redemptions that may result from the news of the resolution of these pending lawsuits. Redemptions may require the Portfolios to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the Portfolios.

9. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

In March 2008, the FASB issued Statement of Financial Accounting Standards
(SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about a Portfolio's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 may have on the Portfolio's financial statement disclosures.

10. SUBSEQUENT EVENT
--------------------------------------------------------------------------------

Old Mutual Capital intends to seek approval from the Portfolio's Board on August 22, 2008 to liquidate the Portfolio and terminate the Trust on or around December 15, 2008.

PROXY VOTING AND PORTFOLIO HOLDINGS (Unaudited)

Proxy Voting

A description of the guidelines that the Trust uses to determine how to vote proxies relating to portfolio securities and information regarding how the Portfolio voted proxies relating to Portfolio securities during the six-month period ended June 30, 2008 is available (i) without charge upon request, by calling 888-772-2888 toll-free; (ii) on the SEC's website at http://www.sec.gov; and (iii) on the Trust's website at oldmutualfunds.com.

Old Mutual Insurance Series Fund Form N-Q Information

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov, or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330 toll-free.

PORTFOLIO EXPENSES EXAMPLE (Unaudited)

Six-Month Hypothetical Expense Example - June 30, 2008

Example. As a shareholder of a Portfolio you may pay two types of fees: transaction fees and fund-related fees. A Portfolio may charge transaction fees. A Portfolio also incurs various ongoing expenses, including management fees, and other Portfolio expenses, which are indirectly paid by shareholders and affect your investment return.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Mid-Cap Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2008.

Actual Expenses. The first line in the following table provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, custody fees and transfer agent fees. However, the Example does not include client specific fees. The Example also does not include Portfolio trading commissions and related trading expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Mid-Cap Portfolio under the heading entitled "Expenses Paid During Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Mid-Cap Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Mid-Cap Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Mid-Cap Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios or funds. If these transactional costs were included, your costs would have been higher.

                                                                                           Annualized
                                                                                            Expense        Expenses
                                                             Beginning        Ending         Ratios          Paid
                                                              Account        Account         For the        During
                                                               Value          Value         Six-Month      Six-Month
                                                              1/1/08         6/30/08         Period         Period*
------------------------------------------------------------------------------------------------------------------------------------
Old Mutual Mid-Cap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
   Actual Portfolio Return                                   $1,000.00      $  868.60        0.99%          $4.60
   Hypothetical 5% Return                                     1,000.00       1,019.94        0.99            4.97
------------------------------------------------------------------------------------------------------------------------------------


* Expenses are equal to the Mid-Cap Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

FOR MORE INFORMATION

For investors who want more information about Old Mutual Insurance Series Fund, please contact us at:

     | By Telephone:
     | 888.772.2888
     |
     | By Mail:
     | Old Mutual Insurance Series Fund
     | P.O. Box 219534
     | Kansas City, Missouri 64121-9534
     |
     | Via the Internet:
     | oldmutualfunds.com

This semi-annual report is intended for the information of Old Mutual Insurance Series Fund shareholders, but may be used by prospective investors when preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains important information about the objectives, risks, share classes, charges and expenses of Old Mutual Insurance Series Fund, by visiting oldmutualfunds.com or by calling 888.772.2888. Please read the prospectus carefully before investing.














                                                               [OLD MUTUAL LOGO]

Funds distributed by Old Mutual Investment Partners
R-08-333 08/2008

[OLD MUTUAL LOGO]
Insurance Series Fund











                        Old Mutual Insurance Series Fund
                                   SEMI-ANNUAL
                                     REPORT



                                  June 30, 2008


Old Mutual Select Value Portfolio

TABLE OF CONTENTS

About This Report                                               2

Message to Shareholders                                         3

Portfolio Summary                                               4

Schedule of Investments                                         5

Statement of Assets & Liabilities                               7

Statement of Operations                                         8

Statement of Changes in Net Assets                              9

Financial Highlights                                           10

Notes to Financial Statements                                  11

Proxy Voting and Portfolio Holdings                            17

Portfolio Expenses Example                                     18

ABOUT THIS REPORT

HISTORICAL RETURNS
--------------------------------------------------------------------------------

All total returns mentioned in this report account for the change in the Portfolio's per-share price and assume the reinvestment of any dividends and capital gain distributions. The Portfolio's performance results do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. The returns for certain periods may reflect fee waivers and/ or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

The Portfolio is only available through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The Portfolio's performance does not reflect the fees and expenses associated with the variable insurance products. Early withdrawals from the variable insurance products may result in tax penalties as well as sales charges assessed by the variable annuity provider.

PORTFOLIO DATA
--------------------------------------------------------------------------------

This report reflects views, opinions, and Portfolio holdings as of June 30, 2008, the end of the report period, and is subject to change. The information is not a complete analysis of every aspect of any sector, industry, security or the Portfolio.

Opinions and forecasts regarding industries, companies and/or themes, and Portfolio composition and holdings, are subject to change at any time based on market and other conditions, and should not be construed as a recommendation of any specific security or as investment advice. Percentage holdings as of June 30, 2008 are included in the Portfolio's Schedule of Investments. There is no assurance that the securities purchased will remain in the Portfolio or that securities sold have not been repurchased.

There are risks associated with mutual fund investing, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. An investment in a Portfolio is not a bank deposit or other obligation, or guaranteed by a depository institution. It is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

COMPARATIVE INDEXES
--------------------------------------------------------------------------------

The comparative indexes discussed in this report are meant to provide a basis for judging the Portfolio's performance against a specific securities index. Each index accounts for changes in security price and assumes reinvestment of dividends and distributions, but does not reflect the cost of managing a mutual fund. The Portfolio may significantly differ in holdings and composition from the index and individuals cannot invest directly in an index.

Russell 3000(R) Growth Index

The unmanaged Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 3000(R) Value Index

Measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Value or the Russell 2000(R) Value Indexes.

S&P 500 Index

The unmanaged S&P 500 Index is a market value-weighted index that measures the performance of large-cap common stocks across all major industries.

Index returns and statistical data included in this report are provided by Bloomberg and FactSet.

MESSAGE TO SHAREHOLDERS


Dear Shareholder:

Financial markets were volatile during the semi-annual period ended June 30, 2008. The first quarter of the period was trying for investors as every major domestic equity index traded lower. With market volatility higher and investor sentiment biased toward risk aversion, companies with the highest earnings growth prospects fared the worst during the quarter. The second quarter began with a strong rally propelling all the major indices higher. The rally was short-lived, however, as surging crude oil prices, declining consumer confidence and ailing financial firms continued to fuel broad concerns about the economy and profits. Equity markets were generally weak across the board, without regard to market capitalization or investment style, although emerging market economies continued to garner interest. During the period, U.S. stocks, as measured by the S&P 500 Index, declined by (11.91)%. The broad market Russell 3000(R) Growth and Russell 3000(R) Value Indexes posted declines of (9.04)% and (13.28)%, respectively. Overall, the period was one where growth stock indexes outperformed value-oriented indexes on a relative basis, while mid-cap stocks outperformed large and small cap peers.

The downturn in the housing market and dislocation in the mortgage market that contributed to the sharp increase in volatility in the latter half of 2007 continued throughout the first six months of 2008. The decreased willingness for market participants to adequately price a wide range of previously liquid financial instruments led to a credit crunch that severely disrupted all markets in March. Sagging home prices, uncertainty in the labor markets, decelerating wage growth and high gas prices brought consumer confidence down to a level not seen in decades. Overall, concerns about the U.S. economy and the credit crunch caused a major downturn in stock prices regardless of the individual company's fundamentals. Against this backdrop, Old Mutual Insurance Series Fund Portfolios produced results during the period that were generally in-line with the returns of their respective benchmarks.

Despite this challenging environment, there are several reasons to remain cautiously optimistic as we look forward into the rest of 2008 and beyond. While the markets in the short term continue to be driven by momentum, we believe the next six to twelve months may show a rotation back to long ignored equities with solid cash balances, reasonable debt levels, and good growth prospects. We are focusing our attention on companies we believe will do well regardless of the headlines in the paper.

As always, we are grateful for your support and will continue to work diligently to enhance your experience as an investor in Old Mutual Insurance Series Fund Portfolios. Please do not hesitate to contact us if there is anything we can do to serve you better. Feel free to contact me directly, at President@oldmutualcapital.com, or please see the back cover of this report for other contact information.


Sincerely,

/s/ Julian F. Sluyters

Julian F. Sluyters
President
Old Mutual Insurance Series Fund

OLD MUTUAL SELECT VALUE PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY (UNAUDITED)


Top Ten Holdings as of June 30, 2008
-----------------------------------------------------
E.I. du Pont de Nemours                       6.0%
-----------------------------------------------------
BP ADR                                        5.2%
-----------------------------------------------------
General Electric                              5.2%
-----------------------------------------------------
Allstate                                      5.1%
-----------------------------------------------------
El Paso                                       5.1%
-----------------------------------------------------
Kraft Foods, Cl A                             5.0%
-----------------------------------------------------
Medtronic                                     5.0%
-----------------------------------------------------
ConocoPhillips                                4.6%
-----------------------------------------------------
Verizon Communications                        4.6%
-----------------------------------------------------
Hartford Financial Services Group             4.5%
-----------------------------------------------------
As a % of Total Portfolio Investments        50.3%
-----------------------------------------------------


Sector Weightings as of June 30, 2008 - % of Total Portfolio Investments
--------------------------------------------------------------------------------
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Cash Equivalents                      2.2%
Consumer Discretionary                3.9%
Consumer Staples                     10.4%
Energy                               14.9%
Financials                           24.9%
Health Care                          12.9%
Industrials                           7.0%
Information Technology                5.2%
Materials                            11.0%
Telecommunication Services            4.6%
Utilities                             3.0%

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

---------------------------------------------------------------------
Description                               Shares        Value (000)
---------------------------------------------------------------------

Common Stock - 95.7%
Applications Software - 2.1%
Microsoft                                     21,255   $        585
                                                       --------------

Total Applications Software                                     585
---------------------------------------------------------------------

Cable TV - 3.9%
Comcast, Special Cl A*                        58,845          1,104
                                                       --------------

Total Cable TV                                                1,104
---------------------------------------------------------------------

Chemicals-Diversified - 5.9%
E.I. du Pont de Nemours                       39,468          1,692
                                                       --------------

Total Chemicals-Diversified                                   1,692
---------------------------------------------------------------------

Cosmetics & Toiletries - 2.6%
Procter & Gamble                              12,380            753
                                                       --------------

Total Cosmetics & Toiletries                                    753
---------------------------------------------------------------------

Diversified Manufacturing Operations - 6.8%
3M                                             7,275            506
General Electric                              54,260          1,448
                                                       --------------

Total Diversified Manufacturing Operations                    1,954
---------------------------------------------------------------------

Electric-Integrated - 2.9%
Dominion Resources                            17,728            842
                                                       ______________

Total Electric-Integrated                                       842
_____________________________________________________________________

Fiduciary Banks - 3.2%
State Street                                  14,370            920
                                                       ______________

Total Fiduciary Banks                                           920
---------------------------------------------------------------------

Finance-Investment Banker/Broker - 4.1%
JPMorgan Chase                                26,162            898
Morgan Stanley                                 7,463            269
                                                       ______________

Total Finance-Investment Banker/Broker                        1,167
_____________________________________________________________________

Food-Miscellaneous/Diversified - 7.5%
General Mills                                 12,239            744
Kraft Foods, Cl A                             49,490          1,408
                                                       --------------

Total Food-Miscellaneous/Diversified                          2,152
---------------------------------------------------------------------

Investment Management/Advisory Services - 2.6%
Franklin Resources                             8,080            740
                                                       --------------

Total Investment Management/Advisory Services                   740
---------------------------------------------------------------------


---------------------------------------------------------------------
Description                               Shares        Value (000)
---------------------------------------------------------------------

Medical Instruments - 4.9%
Medtronic                                     27,170   $      1,406
                                                       ______________

Total Medical Instruments                                     1,406
_____________________________________________________________________

Medical Products - 2.6%
Zimmer Holdings*                              10,810            736
                                                       ______________

Total Medical Products                                          736
_____________________________________________________________________

Medical-Drugs - 5.2%
Pfizer                                        41,448            724
Schering-Plough                               38,270            753
                                                       --------------

Total Medical-Drugs                                           1,477
---------------------------------------------------------------------

Metal Processors & Fabricators - 2.2%
Sterlite Industries ADR*                      40,040            637
                                                       --------------

Total Metal Processors & Fabricators                            637
---------------------------------------------------------------------

Metal-Aluminum - 2.6%
Alcoa                                         21,100            751
                                                       ______________

Total Metal-Aluminum                                            751
_____________________________________________________________________

Multi-Line Insurance - 11.5%
Allstate                                      31,370          1,430
American International Group                  23,108            611
Hartford Financial Services Group             19,450          1,256
                                                       --------------

Total Multi-Line Insurance                                    3,297
---------------------------------------------------------------------

Oil Companies-Integrated - 9.6%
BP ADR                                        21,082          1,467
ConocoPhillips                                13,685          1,292
                                                       ______________

Total Oil Companies-Integrated                                2,759
_____________________________________________________________________

Pipelines - 5.0%
El Paso                                       65,326          1,420
                                                       --------------

Total Pipelines                                               1,420
---------------------------------------------------------------------

Reinsurance - 3.0%
Berkshire Hathaway, Cl A*                          7            845
                                                       --------------

Total Reinsurance                                               845
---------------------------------------------------------------------

OLD MUTUAL SELECT VALUE PORTFOLIO - concluded
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

---------------------------------------------------------------------

Description                               Shares        Value (000)
---------------------------------------------------------------------

Semiconductor Components-Integrated Circuits - 3.0%
Maxim Integrated Products                     40,644   $        860
                                                       --------------

Total Semiconductor Components-Integrated Circuits              860
_____________________________________________________________________

Telephone-Integrated - 4.5%
Verizon Communications                        36,040          1,276
                                                       ______________

Total Telephone-Integrated                                    1,276
                                                       --------------

Total Common Stock (Cost $27,536)                            27,373
_____________________________________________________________________

Money Market Fund - 2.2%
Dreyfus Cash Management Fund,
   Institutional Class, 2.780% (A)           618,591            619
                                                       --------------

Total Money Market Fund (Cost $619)                             619
_____________________________________________________________________

Total Investments - 97.9% (Cost $28,155)                     27,992
---------------------------------------------------------------------

Other Assets and Liabilities, Net - 2.1%                        613
---------------------------------------------------------------------

Total Net Assets - 100.0%                              $     28,605
---------------------------------------------------------------------

* Non-income producing security.
(A) - The rate reported represents the 7-day effective yield as of June 30, 2008.
ADR - American Depositary Receipt
Cl - Class
Cost figures are shown with "000's" omitted.


FAS 157 Footnote Disclosure:

The Portfolio utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used as of June 30, 2008 in valuing the Portfolio's net assets were as follows:

                                                          Investments
               Valuation Inputs                              (000)
---------------------------------------------------------------------
Level 1 - quoted prices                                     $27,992
Level 2 - other significant observable inputs                     -
Level 3 - significant unobservable inputs                         -
_____________________________________________________________________
Total                                                       $27,992
_____________________________________________________________________

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS & LIABILITIES (000, excluding shares)
AS OF JUNE 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------
                                                                                            Old Mutual
                                                                                      Select Value Portfolio
-----------------------------------------------------------------------------------------------------------------
Assets:
   Investment Securities, at cost                                                            $ 28,155
-----------------------------------------------------------------------------------------------------------------
   Investment Securities, at value                                                           $ 27,992
   Receivable for Investment Securities Sold                                                      657
   Receivable for Dividends and Interest                                                           61
   Receivable from Investment Advisor                                                              25
-----------------------------------------------------------------------------------------------------------------
      Total Assets                                                                             28,735
-----------------------------------------------------------------------------------------------------------------
Liabilities:
   Payable for Management Fees                                                                     40
   Payable for Capital Shares Redeemed                                                              7
   Payable for Trustees' Fees                                                                      15
   Accrued Expenses                                                                                68
-----------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                                           130
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                                                   $ 28,605
-----------------------------------------------------------------------------------------------------------------
Net Assets:
   Paid-in Capital ($0.001 par value, unlimited authorization) based on 1,676,137
      outstanding shares of beneficial interest                                              $ 84,111
   Undistributed Net Investment Income                                                            798
   Accumulated Net Realized Loss on Investments                                               (56,141)
   Net Unrealized Depreciation on Investments                                                    (163)
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                                                   $ 28,605
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share                                     $  17.07
-----------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------
                                                                                       Old Mutual
                                                                                 Select Value Portfolio
------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends                                                                             $   408
------------------------------------------------------------------------------------------------------------
      Total Investment Income                                                                408
------------------------------------------------------------------------------------------------------------
Expenses:
   Management Fees                                                                           115
   Trustees' Fees                                                                             18
   Custodian Fees                                                                              3
   Professional Fees                                                                          17
   Printing Fees                                                                              23
   Transfer Agent Fees                                                                        11
   Other Expenses                                                                             10
------------------------------------------------------------------------------------------------------------
      Total Expenses                                                                         197
------------------------------------------------------------------------------------------------------------
Less:
   Waiver of Management Fees                                                                 (53)
------------------------------------------------------------------------------------------------------------
      Net Expenses                                                                           144
------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                                     264
------------------------------------------------------------------------------------------------------------
   Net Realized Gain from Investment Transactions                                            943
   Net Change in Unrealized Depreciation on Investments                                   (3,554)
------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Loss on Investments                                        (2,611)
------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Resulting from Operations                                      $(2,347)
------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)

-------------------------------------------------------------------------------------------------------------
                                                                                        Old Mutual
                                                                                  Select Value Portfolio
-------------------------------------------------------------------------------------------------------------
                                                                                1/1/08 to
                                                                                 6/30/08        1/1/07 to
                                                                               (Unaudited)      12/31/07
-------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income                                                        $   264         $    536
   Net Increase from Payment by Affiliates                                            -                2 (1)
   Net Realized Gain from Investments                                               943            5,428
   Net Change in Unrealized Depreciation on Investments                          (3,554)          (3,537)
-------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations               (2,347)           2,429
-------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders From:
   Net Investment Income                                                              -             (517)
-------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                                  -             (517)
-------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Shares Issued                                                                     34              716
   Shares Issued upon Reinvestment of Dividends                                       -              517
   Shares Redeemed                                                               (2,938)         (15,912)
-------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived from Capital Shares Transactions               (2,904)         (14,679)
-------------------------------------------------------------------------------------------------------------
   Total Decrease in Net Assets                                                  (5,251)         (12,767)
-------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period                                                           33,856           46,623
-------------------------------------------------------------------------------------------------------------
   End of Period                                                                $28,605         $ 33,856
-------------------------------------------------------------------------------------------------------------
Undistributed Net Investment Income                                             $   798         $    534
-------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Shares Issued                                                                      2               40
   Shares Issued upon Reinvestment of Dividends                                       -               28
   Shares Redeemed                                                                 (166)            (871)
-------------------------------------------------------------------------------------------------------------
   Net Decrease in Shares Outstanding                                              (164)            (803)
-------------------------------------------------------------------------------------------------------------

(1) See Note 3.
Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD ENDED DECEMBER 31,
 (UNLESS OTHERWISE NOTED) AND FOR THE SIX-MONTH PERIOD
ENDED JUNE 30, 2008 (UNAUDITED)


                                  Net
                                Realized
         Net                      and
        Asset       Net       Unrealized                 Dividends  Distributions      Total         Net                     Net
        Value,   Investment      Gains        Total      from Net       from         Dividends   Asset Value,            Assets, End
      Beginning    Income      (Losses)        From     Investment     Capital          and          End       Total      of Period
      of Period  (Loss) (1)  on Securities  Operations    Income        Gains      Distributions  of Period   Return        (000)
------------------------------------------------------------------------------------------------------------------------------------
OLD MUTUAL SELECT VALUE PORTFOLIO
2008   $18.39      $0.15         $(1.47)     $(1.32)      $    -         $-          $    -        $17.07     (7.18)%+     $28,605
2007    17.64       0.23           0.74#       0.97        (0.22)         -           (0.22)        18.39      5.52%#       33,856
2006    14.25       0.16           3.47        3.63        (0.24)         -           (0.24)        17.64     25.74%        46,623
2005    13.91       0.18           0.44        0.62        (0.28)         -           (0.28)        14.25      4.51%        51,491
2004    13.83       0.21           0.17        0.38        (0.30)         -           (0.30)        13.91      2.85%        64,049
2003    12.00       0.35           1.81        2.16        (0.33)         -           (0.33)        13.83     18.29%        94,035
------------------------------------------------------------------------------------------------------------------------------------

                      Ratio
                   of Expenses    Ratio of
                    to Average      Net
                    Net Assets   Investment
          Ratio     (Excluding     Income
       of Expenses  Waivers and    (Loss)      Portfolio
        to Average    Expense     to Average   Turnover
        Net Assets  Reductions)   Net Assets     Rate
------------------------------------------------------------
OLD MUTUAL SELECT VALUE PORTFOLIO

2008     0.94%**      1.29%**      1.72%**      71.23%+
2007     0.94%        1.13%        1.23%        86.33%
2006     0.94%        0.96%        1.05%        79.56%
2005     0.96%        0.96%        1.28%        71.77%
2004     0.92%        0.92%        1.52%       110.53%
2003     0.90%        0.90%        1.53%       224.47%
------------------------------------------------------------

(1) Per share amounts for the year or period are calculated based on average outstanding shares.
# Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.
**   Ratios for periods of less than one year have been annualized.
+ Total return and portfolio turnover rate are for the period indicated and have not been annualized. Total return would have been lower had certain expenses not been waived by the Advisor during the period.
Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION
--------------------------------------------------------------------------------

Old Mutual Select Value Portfolio (the "Select Value Portfolio") is a series fund of Old Mutual Insurance Series Fund (the "Trust"), a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of the Select Value Portfolio and seven other funds: the Old Mutual Large Cap Growth Concentrated Portfolio, the Old Mutual Large Cap Growth Portfolio, the Old Mutual Mid-Cap Portfolio, the Old Mutual Growth II Portfolio, the Old Mutual Small Cap Growth Portfolio, the Old Mutual Small Cap Portfolio and the Old Mutual Columbus Circle Technology and Communications Portfolio (each a "Portfolio" and, collectively, the "Portfolios").

The Select Value Portfolio is classified as a diversified management investment company. The financial statements for the Select Value Portfolio are presented in this report; financial statements for the other Portfolios are presented separately. The Trust's prospectuses provide a description of each Portfolio's investment objectives, policies and investment strategies. The assets of a Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. Each Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies. At June 30, 2008, 91% of the outstanding shares of the Select Value Portfolio were held by the separate accounts of one participating insurance company.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

The following is a summary of the significant accounting policies followed by the Select Value Portfolio.

Use of Estimates in the Preparation of Financial Statements - The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation - Investment securities of a Portfolio that are listed on a securities exchange, market or automated quotation system and for which market quotations are readily available, including securities traded over-the-counter ("OTC") (except for securities traded on NASDAQ), are valued at the last quoted sales price on the principal market on which they are traded at the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern
Time) each day that the NYSE is open (the "Valuation Time"), or, if there is no such reported sale at the Valuation Time, at the most recent quoted bid price reported by the exchange or the OTC market. For securities traded on NASDAQ, the NASDAQ Official Closing Price provided by NASDAQ each business day will be used. If such prices are not available, these securities and unlisted securities for which market quotations are not readily available are valued in accordance with Fair Value Procedures established by the Board of Trustees of the Trust (the "Board"). The Portfolios use pricing services to report the market value of securities in the portfolios; if the pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, securities are valued in accordance with Fair Value Procedures established by the Board. The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. The valuation is assigned to Fair Valued securities for purposes of calculating a Portfolio's net asset value ("NAV"). Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities traded on the foreign exchanges in the Western Hemisphere may be valued at the last quoted sales price from the principal market in which they are traded before the valuation time and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued in accordance with the Fair Value Procedures established by the Board.

Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Portfolio's investment advisor, Old Mutual Capital, Inc. ("Old Mutual Capital" or the "Advisor") determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Portfolios calculate the NAVs. The fair value of the foreign security is translated from the local currency into U.S. dollars using current exchange rates.

AS OF JUNE 30, 2008 (UNAUDITED)

Valuation of Options and Futures - Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Security Transactions and Investment Income - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date; interest income and expense is recognized on the accrual basis and includes amortization of premiums and accretion of discounts on investments, if applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods, if applicable.

Dividends and Distributions - Dividends from net investment income for a Portfolio are declared and paid annually, if available. Distributions from net realized capital gains for each Portfolio are generally made to shareholders annually, if available. Distributions to shareholders are recognized on the ex-dividend date.

Foreign Withholding Taxes - A Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Portfolio accrues such taxes when the related income is earned.

Foreign Currency Conversion - The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are converted into U.S. dollars on the following basis:

     (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and

     (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Portfolios do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The Portfolios report gains and losses on foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income or loss for federal income tax purposes.

Futures Contracts - A Portfolio may utilize futures contracts primarily to hedge against changes in security prices. Upon entering into a futures contract, the Portfolio will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit required to initiate the futures transaction. The Select Value Portfolio had no outstanding futures contracts as of June 30, 2008.

Options - A Portfolio may write or purchase financial options contracts primarily to hedge against changes in security prices, or securities that the Portfolio intends to purchase, and against fluctuations in fair value caused by changes in prevailing market interest rates. When the Portfolio writes or purchases an option, an amount equal to the premium received or paid by the Portfolio is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolio has realized a gain or a loss on investment transactions. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Select Value Portfolio had no outstanding options contracts as of June 30, 2008.

Other - Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are allocated to the Portfolios on the basis of relative net assets. The Trust has an arrangement with the transfer agent, DST Systems, Inc., whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. The transfer agent fees shown in the Statement of Operations are in total and do not reflect the expense reductions, if any, which are shown separately.

3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

Investment Advisor - Old Mutual Capital serves as the investment advisor to each Portfolio. Old Mutual Capital is an indirect, wholly owned subsidiary of Old Mutual (US) Holdings, Inc. ("OMUSH"), which is a direct wholly owned subsidiary of OM Group (UK) Limited, which, in turn, is a direct wholly owned subsidiary of Old Mutual, plc, a London-Exchange listed international financial services firm. The Portfolios and the Advisor are parties to a management agreement (the "Management Agreement"), under which the Advisor is obligated to provide advisory services and administrative services to the Trust. Prior to January 1, 2006, advisory services were provided by Liberty Ridge Capital, Inc. ("Liberty Ridge"). In exchange for providing these services, Old Mutual Capital is entitled to receive a management fee ("Management Fee"), calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Select Value Portfolio as set forth in the table below.

                                                                 Management Fee Breakpoint Asset Thresholds
------------------------------------------------------------------------------------------------------------------------------------
                              $0 to         $300 million   $500 million   $750 million   $1.0 billion   $1.5 billion
                              less than     to less than   to less than   to less than   to less than   to less than   $2.0 billion
                              $300 million  $500 million   $750 million   $1.0 billion   $1.5 billion   $2.0 billion   or greater
------------------------------------------------------------------------------------------------------------------------------------
Old Mutual Select
   Value Portfolio              0.75%         0.70%          0.65%           0.60%         0.55%          0.50%          0.45%

Expense Limitation Agreement - In the interest of limiting expenses of the Select Value Portfolio, the Advisor has entered into an expense limitation agreement ("Expense Limitation Agreement"), with respect to the Select Value Portfolio, pursuant to which the Advisor has contractually agreed to waive through April 30, 2009, its Management Fees and assume other expenses of the Select Value Portfolio to the extent necessary to limit the total annual operating expenses to no more than 0.94% of the Select Value Portfolio's average daily net assets, exclusive of certain expenses such as interest, taxes, brokerage costs and commissions and other extraordinary expenses not incurred in the ordinary course of the Select Value Portfolio's business.

The Advisor may seek reimbursement for Management Fees waived and other expenses paid by the Advisor pursuant to the Expense Limitation Agreement during the previous three fiscal years in which the Management Fees were waived or other expenses paid. Reimbursement by the Select Value Portfolio of the Management Fees waived and other expenses paid by the Advisor, pursuant to the Expense Limitation Agreement, may be made when the Select Value Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Select Value Portfolio to exceed 0.94%. No reimbursement by the Select Value Portfolio will be made unless: (i) the Select Value Portfolio's assets exceed $75 million; (ii) the Select Value Portfolio's total annual operating expense ratio is less than 0.94%, and (iii) the payment of such reimbursement is approved by the Board. Old Mutual Capital and Liberty Ridge have agreed not to seek reimbursement of fees waived or limited or other expenses paid by Liberty Ridge prior to January 1, 2006.

At June 30, 2008, pursuant to the above, the amount of previously waived and reimbursed fees for the Select Value Portfolio for which the Advisor may seek reimbursement was $10 (000) (expiring December 31, 2009), $82 (000) (expiring December 31, 2010) and $53 (000) (expiring December 31, 2011). As of June 30, 2008, the net assets of the Select Value Portfolio are less than $75 million.

Sub-Advisory Agreements - The Trust, on behalf of the Select Value Portfolio, and the Advisor have entered into a sub-advisory agreement with Liberty Ridge to provide sub-advisory services to the Select Value Portfolio. For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement, Liberty Ridge is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of the Select Value Portfolio net of 50% of any waivers, reimbursement payments and alliance fees waived, reimbursed or paid by the Advisor. The sub-advisory fee is calculated as follows:

                              $0 to         $300 million   $500 million   $750 million   $1.0 billion   $1.5 billion
                              less than     to less than   to less than   to less than   to less than   to less than   $2.0 billion
                              $300 million  $500 million   $750 million   $1.0 billion   $1.5 billion   $2.0 billion   or greater
------------------------------------------------------------------------------------------------------------------------------------
Old Mutual Select
   Value Portfolio              0.40%         0.35%          0.30%           0.25%         0.20%          0.15%          0.10%

From time to time, Old Mutual Capital may recommend the appointment of additional or replacement sub-advisors to the Board. The Trust and Old Mutual Capital have received exemptive relief from the Securities and Exchange Commission ("SEC") that permits the Trust to employ a "manager of managers" structure. Under this structure, Old Mutual Capital, with the approval of the Board, may hire, terminate or replace unaffiliated sub-advisors without shareholder approval, including, without limitation, the replacement or reinstatement of any unaffiliated sub-advisors with respect to which a sub-advisory agreement has automatically terminated as a result of an assignment. Under the manager of managers structure, Old Mutual Capital has the ultimate responsibility to oversee the sub-advisors and recommend their hiring, termination and replacement. Each of the Portfolios in the Trust intends to rely on the exemptive order and operate in the manner described above. Shareholders will be notified of any changes in unaffiliated sub-advisors. Shareholders of a Portfolio have the right to terminate a sub-advisory agreement with an unaffiliated sub-advisor for a Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

AS OF JUNE 30, 2008 (UNAUDITED)

Sub-Administrator - Old Mutual Capital and The Bank of New York Mellon (the "Sub-Administrator") entered into a sub-administration and accounting agreement (the "Sub-Administration Agreement") effective December 10, 2007 pursuant to which the Sub-Administrator assists Old Mutual Capital in connection with the administration and business affairs of the Trust. Under the Sub-Administration Agreement, Old Mutual Capital pays the Sub-Administrator as follows: annual rates, based on the combined average daily gross assets of the funds within the Trust, Old Mutual Funds I, Old Mutual Funds II and Old Mutual Funds III (the "Old Mutual Complex"), of (1) 0.0475% of the first $6 billion, plus (2) 0.04% of the average daily gross assets in excess of $6 billion. Certain minimum fees also apply. The Sub-Administration Agreement provides that the Sub-Administrator will not be liable for any costs, damages, liabilities or claims incurred by the Sub-Administrator, except those arising out of the Sub-Administrator's or it's delegee's or agent's (if such delegee or agent is a subsidiary of the Sub-Administrator) negligence or wilful misconduct or the Sub-Administrator's failure to act in good faith. In no event shall the Sub-Administrator be liable to Old Mutual Capital or any third party for special, indirect or consequential damages.

Distributor - The Trust has entered into a distribution agreement with Old Mutual Investment Partners (the "Distributor"), a wholly owned subsidiary of the Advisor. The Distributor receives no compensation for serving in such capacity.

Transfer Agent - DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Trust. From time to time, the Trust may pay amounts to third parties that provide sub-transfer agency and other administrative services related to the Trust to persons who beneficially own interests in the Trust.

Custodian - The Bank of New York Mellon serves as the custodian for each of the Portfolios.

Payment by Affiliate - For the year ended December 31, 2007, Liberty Ridge voluntarily contributed $2,202 to the Select Value Portfolio to offset losses incurred due to a trade omission.

Officers of the Trust who are or were officers of the Advisor, Sub-Administrator and/or the Distributor received no compensation from the Trust.

4. INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

The cost of securities purchased and the proceeds from securities sold, other than short-term investments and U.S. Government securities, for the Select Value Portfolio for the six-month period ended June 30, 2008, were $21,361 (000) and $24,523 (000), respectively.

5. FEDERAL TAX INFORMATION
--------------------------------------------------------------------------------

The Select Value Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

The Portfolio adopted the provisions of Financial Accounting Standards Board
(FASB) Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes on June 29, 2007. FIN 48 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Portfolio's tax returns to determine whether these positions meet a "more-likely-than-not" standard that based on the technical merits have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

FIN 48 requires management of the Portfolio to analyze all open tax years, fiscal years 2003-2007 as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six-month period ended June 30, 2008, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to Paid-in Capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. There were no permanent book/tax differences for the year ended December 31, 2007.

The tax character of dividends and distributions declared during the years ended December 31, 2007 and 2006 were as follows:

                              Ordinary Income
                                   (000)
----------------------------------------------------
2007                               $517
2006                                729
----------------------------------------------------

As of December 31, 2007, the components of distributable earnings/(accumulated losses) were as follows (000):

Capital loss carryforwards expiring:

   December 2010                   $(56,705)
Undistributed Ordinary Income           535
Unrealized appreciation               3,011
                                 -------------
                                   $(53,159)
                                 -------------

For federal income tax purposes, net realized capital losses may be carried forward and applied against future capital gains, as permitted by the Internal Revenue Code for a maximum period up to eight years. During the year ended December 31, 2007, the Select Value Portfolio utilized $5,502 (000) of capital loss carryforwards to offset net realized capital gains.

The federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Select Value Portfolio for federal income tax purposes at June 30, 2008 were as follows:

                                                               Net
             Federal       Unrealized       Unrealized      Unrealized
             Tax Cost     Appreciation     Depreciation    Depreciation
              (000)          (000)            (000)           (000)
-------------------------------------------------------------------------
             $28,155         $2,175          $(2,338)         $(163)


6. CONCENTRATIONS/RISKS
--------------------------------------------------------------------------------

Like all investments in securities, you risk losing money by investing in the Portfolios. The main risks of investing in the Select Value Portfolio are:

Stock Market Risk - The value of the stocks and other securities owned by the Select Value Portfolio will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or the sub-advisor may misgauge that worth.

Investment Style Risk - Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Select Value Portfolio's value style of investing, and the Select Value Portfolio's returns may vary considerably from other equity funds using different investment styles.

Industry and Sector Risk - Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Select Value Portfolio may overweight specific industries within certain sectors, which may cause the Select Value Portfolio's performance to be susceptible to the economic, business or other developments that affect those industries.

In the normal course of business, the Select Value Portfolio enters into various contracts that provide for general indemnifications. The Select Value Portfolio's maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Select Value Portfolio. However, based on experience, the Select Value Portfolio expects the risk of loss to be remote.

7. INTERFUND LENDING
--------------------------------------------------------------------------------

Pursuant to resolutions adopted by the Boards of Trustees of each of the Trust, Old Mutual Funds I and Old Mutual Funds II (together, the "Trusts"), on behalf of certain series portfolios of the Trusts (for the purposes of this Note 7, "the OM Funds"), each of the OM Funds may lend an amount up to its prospectus-defined limitations to other OM Funds. All such lending shall be conducted pursuant to the exemptive order granted by the SEC on August 12, 2003 to the Trusts.

The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the OM Funds from investments in overnight repurchase agreements) and the bank loan rate (federal funds rate plus 50 basis points). None of the OM Funds may borrow more than 10% of their net assets.

The Portfolios had no outstanding borrowings or loans related to interfund lending at any time during the six-month period ended June 30, 2008.

NOTES TO FINANCIAL STATEMENTS - concluded
AS OF JUNE 30, 2008 (UNAUDITED)

8. LITIGATION
--------------------------------------------------------------------------------

In June 2004, Liberty Ridge [formerly know as Pilgrim Baxter & Associates, Ltd. ("PBA")], the former advisor to the Trust and the current sub-advisor to certain Portfolios, reached settlement agreements with respect to the market timing and selective disclosure actions filed by the SEC and New York Attorney General ("NYAG"). Under the NYAG settlement, if certain terms and undertakings in that settlement as described in the Trust's Statement of Additional Information ("SAI") are not met, the NYAG settlement stipulates that Liberty Ridge shall promptly terminate its management of the Portfolios. In this event, the Board would be required to seek new investment management of the Portfolios sub-advised by Liberty Ridge or consider other alternatives.

As part of the In Re Mutual Funds Investment Litigation pending in the U.S. District Court for the District of Maryland (the "MDL Court"), PBHG Funds (now known as Old Mutual Funds II), Liberty Ridge, its affiliates, and/or certain related and unrelated parties have been named as defendants in a class action suit ("Class Action Suit") and a separate derivative suit ("Derivative Suit") (together the "Civil Litigation"). The Civil Litigation consolidates and coordinates for pre-trial matters a number of individual class action suits and derivative suits based on similar claims, which previously had been filed against the PBHG Funds, Liberty Ridge and/or certain related parties in other jurisdictions, and had been transferred to the MDL Court. Information on the previously filed suits is contained in the Trust's SAI. Consolidated complaints in the Class Action and Derivative Suits were filed in the Civil Litigation on September 29, 2004 (MDL 1586).

The Civil Litigation and the previously filed suits are primarily based upon allegations that the defendants engaged in or facilitated market timing of the PBHG Funds, and also made selective disclosure of confidential portfolio information to certain defendants and other parties. The Civil Litigation alleges a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breaches of fiduciary duty; and (iii) false or misleading prospectus disclosure. The Civil Litigation requests compensatory and punitive damages. In addition, the Derivative Suit requests the removal of each of the Trustees, the removal of Liberty Ridge as investment advisor, the removal of PBHG Fund Distributors (now known as Old Mutual Investment Partners) as distributor, rescission of the management and other contracts between PBHG Funds and the defendants, and rescission of the PBHG Funds' 12b-1 Plan.

On August 30, 2005, the State of West Virginia Securities Division (the "WV Securities Division") entered a cease and desist order (the "Order" and, together with the Civil Litigation, the "Litigation") against PBA. The Trust was not named in the Order. In the Order, the WV Securities Division alleged that Liberty Ridge permitted short-term trading in excess of the Trust's disclosed limitation of four exchanges per year and also provided confidential portfolio information to customers of a broker-dealer who used the information to market time the Trust. The WV Securities Division further alleges in the Order that the foregoing violated the West Virginia Securities Act (W. Va. Code ss.ss. 32-1-101, et seq.) and is seeking that Liberty Ridge cease and desist from further violation of the West Virginia Securities Act; pay restitution; disgorge fees; pay administrative and investigatory costs and expenses, including counsel fees; pay an administrative assessment; and other relief. It is possible that similar actions based on the same facts and circumstances may be filed in the future by other state agencies. Such other actions will be described in the SAI.

At this stage of the Litigation it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against Liberty Ridge or any other named defendant. While it is currently too early to predict the result of the Litigation, Old Mutual Capital does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment advisor to the Portfolios. However, neither Liberty Ridge nor Old Mutual Capital is currently able to gauge the level of shareholder redemptions that may result from the news of the resolution of these pending lawsuits. Redemptions may require the Portfolios to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the Portfolios.

9. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

In March 2008, the FASB issued Statement of Financial Accounting Standards
(SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about a Portfolio's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 may have on the Portfolio's financial statement disclosures.

10. SUBSEQUENT EVENT
--------------------------------------------------------------------------------

Old Mutual Capital intends to seek approval from the Portfolio's Board on August 22, 2008 to liquidate the Portfolio and terminate the Trust on or around December 15, 2008.

PROXY VOTING AND PORTFOLIO HOLDINGS (Unaudited)

Proxy Voting

A description of the guidelines that the Trust uses to determine how to vote proxies relating to portfolio securities and information regarding how the Portfolio voted proxies relating to Portfolio securities during the six-month period ended June 30, 2008 is available (i) without charge upon request, by calling 888-772-2888 toll-free; (ii) on the SEC's website at http://www.sec.gov; and (iii) on the Trust's website at oldmutualfunds.com.

Old Mutual Insurance Series Fund Form N-Q Information

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov, or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330 toll-free.

PORTFOLIO EXPENSES EXAMPLE (Unaudited)

Six-Month Hypothetical Expense Example - June 30, 2008

Example. As a shareholder of a Portfolio you may pay two types of fees: transaction fees and fund-related fees. A Portfolio may charge transaction fees. A Portfolio also incurs various ongoing expenses, including management fees, and other Portfolio expenses, which are indirectly paid by shareholders and affect your investment return.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Select Value Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2008.

Actual Expenses. The first line in the following table provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, custody fees and transfer agent fees. However, the Example does not include client specific fees. The Example also does not include Portfolio trading commissions and related trading expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Select Value Portfolio under the heading entitled "Expenses Paid During Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Select Value Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Select Value Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Select Value Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios or funds. If these transactional costs were included, your costs would have been higher.

                                                                                           Annualized      Expenses
                                                             Beginning        Ending         Expense         Paid
                                                              Account        Account         Ratios         During
                                                               Value          Value        For the Six-    Six-Month
                                                              1/1/08         6/30/08       Month Period     Period*
---------------------------------------------------------------------------------------------------------------------
Old Mutual Select Value Portfolio
---------------------------------------------------------------------------------------------------------------------
   Actual Portfolio Return                                   $1,000.00      $  928.20         0.94%         $4.51
   Hypothetical 5% Return                                     1,000.00       1,020.49         0.94           4.72
---------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Select Value Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

FOR MORE INFORMATION

For investors who want more information about the Old Mutual Insurance Series Fund please contact us at:

     | By Telephone:
     | 888.772.2888
     |
     | By Mail:
     | Old Mutual Insurance Series Fund
     | P.O. Box 219534
     | Kansas City, Missouri 64121-9534
     |
     | Via the Internet:
     | oldmutualfunds.com

This semi-annual report is intended for the information of Old Mutual Insurance Series Fund shareholders, but may be used by prospective investors when preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains important information about the objectives, risks, share classes, charges and expenses of the Old Mutual Insurance Series Fund, by visiting oldmutualfunds.com or by calling 888.772.2888. Please read the prospectus carefully before investing.














                                                               [OLD MUTUAL LOGO]

Funds distributed by Old Mutual Investment Partners
R-08-338 08/2008

[OLD MUTUAL LOGO]
Insurance Series Fund











                        Old Mutual Insurance Series Fund
                                   SEMI-ANNUAL
                                     REPORT



                                  June 30, 2008


Old Mutual Small-Cap Portfolio

TABLE OF CONTENTS

About This Report                                            2

Message to Shareholders                                      3

Portfolio Summary                                            4

Schedule of Investments                                      5

Statement of Assets & Liabilities                           11

Statement of Operations                                     12

Statement of Changes in Net Assets                          13

Financial Highlights                                        14

Notes to Financial Statements                               15

Proxy Voting and Portfolio Holdings                         21

Portfolio Expenses Example                                  22

ABOUT THIS REPORT

HISTORICAL RETURNS
--------------------------------------------------------------------------------

All total returns mentioned in this report account for the change in the Portfolio's per-share price and assume the reinvestment of any dividends and capital gain distributions. The Portfolio's performance results do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. The returns for certain periods may reflect fee waivers and/ or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

The Portfolio is only available through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The Portfolio's performance does not reflect the fees and expenses associated with the variable insurance products. Early withdrawals from the variable insurance products may result in tax penalties as well as sales charges assessed by the variable annuity provider.

PORTFOLIO DATA
--------------------------------------------------------------------------------

This report reflects views, opinions, and Portfolio holdings as of June 30, 2008, the end of the report period, and is subject to change. The information is not a complete analysis of every aspect of any sector, industry, security or the Portfolio.

Opinions and forecasts regarding industries, companies and/or themes, and Portfolio composition and holdings, are subject to change at any time based on market and other conditions, and should not be construed as a recommendation of any specific security or as investment advice. Percentage holdings as of June 30, 2008 are included in the Portfolio's Schedule of Investments. There is no assurance that the securities purchased will remain in the Portfolio or that securities sold have not been repurchased.

There are risks associated with mutual fund investing, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. An investment in a Portfolio is not a bank deposit or other obligation, or guaranteed by a depository institution. It is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

COMPARATIVE INDEXES
--------------------------------------------------------------------------------

The comparative indexes discussed in this report are meant to provide a basis for judging the Portfolio's performance against a specific securities index. Each index accounts for changes in security price and assumes reinvestment of dividends and distributions, but does not reflect the cost of managing a mutual fund. The Portfolio may significantly differ in holdings and composition from the index and individuals cannot invest directly in an index.

Russell 3000(R) Growth Index

The unmanaged Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth rates.

Russell 3000(R) Value Index

Measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Value or the Russell 2000(R) Value Indexes.

S&P 500 Index

The unmanaged S&P 500 Index is a market value-weighted index that measures the performance of large-cap common stock across all major industries.

Index returns and  statistical  data included are provided by Bloomberg and Fact
Set

MESSAGE TO SHAREHOLDERS

Dear Shareholder:

Financial markets were volatile during the semi-annual period ended June 30, 2008. The first quarter of the period was trying for investors as every major domestic equity index traded lower. With market volatility higher and investor sentiment biased toward risk aversion, companies with the highest earnings growth prospects fared the worst during the quarter. The second quarter began with a strong rally propelling all the major indices higher. The rally was short-lived, however, as surging crude oil prices, declining consumer confidence and ailing financial firms continued to fuel broad concerns about the economy and profits. Equity markets were generally weak across the board, without regard to market capitalization or investment style, although emerging market economies continued to garner interest. During the period, U.S. stocks, as measured by the S&P 500 Index, declined by (11.91)%. The broad market Russell 3000(R) Growth and Russell 3000(R) Value Indexes posted declines of (9.04)% and (13.28)%, respectively. Overall, the period was one where growth stock indexes outperformed value-oriented indexes on a relative basis, while mid-cap stocks outperformed large and small cap peers.

The downturn in the housing market and dislocation in the mortgage market that contributed to the sharp increase in volatility in the latter half of 2007 continued throughout the first six months of 2008. The decreased willingness for market participants to adequately price a wide range of previously liquid financial instruments led to a credit crunch that severely disrupted all markets in March. Sagging home prices, uncertainty in the labor markets, decelerating wage growth and high gas prices brought consumer confidence down to a level not seen in decades. Overall, concerns about the U.S. economy and the credit crunch caused a major downturn in stock prices regardless of the individual company's fundamentals. Against this backdrop, Old Mutual Insurance Series Fund Portfolios produced results during the period that were generally in-line with the returns of their respective benchmarks.

Despite this challenging environment, there are several reasons to remain cautiously optimistic as we look forward into the rest of 2008 and beyond. While the markets in the short term continue to be driven by momentum, we believe the next six to twelve months may show a rotation back to long ignored equities with solid cash balances, reasonable debt levels, and good growth prospects. We are focusing our attention on companies we believe will do well regardless of the headlines in the paper.

As always, we are grateful for your support and will continue to work diligently to enhance your experience as an investor in Old Mutual Insurance Series Fund Portfolios. Please do not hesitate to contact us if there is anything we can do to serve you better. Feel free to contact me directly, at President@oldmutualcapital.com, or please see the back cover of this report for other contact information.


Sincerely,

/s/ Julian F. Sluyters

Julian F. Sluyters
President
Old Mutual Insurance Series Fund

OLD MUTUAL SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY (UNAUDITED)


Top Ten Holdings as of June 30, 2008
-----------------------------------------------------
Pactiv                                        1.4%
-----------------------------------------------------
Stillwater Mining                             1.3%
-----------------------------------------------------
Validus Holdings                              1.3%
-----------------------------------------------------
PerkinElmer                                   1.2%
-----------------------------------------------------
Comtech Telecommunications                    1.2%
-----------------------------------------------------
Key Energy Services                           1.2%
-----------------------------------------------------
Amphenol, Cl A                                1.1%
-----------------------------------------------------
Arch Capital Group                            1.1%
-----------------------------------------------------
ITC Holdings                                  1.0%
-----------------------------------------------------
Zenith National Insurance                     1.0%
-----------------------------------------------------
As a % of Total Portfolio Investments        11.8%
-----------------------------------------------------

Sector Weightings as of June 30, 2008 - % of Total Portfolio Investments [PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Cash Equivalents                         1.9%
Consumer Discretionary                   9.1%
Consumer Staples                         1.7%
Energy                                   7.2%
Financials                              11.6%
Health Care                             14.2%
Industrials                             11.7%
Information Technology                  25.2%
Investment Company                       0.7%
Materials                                9.7%
Telecommunication Services               1.5%
Utilities                                5.5%

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

---------------------------------------------------------------------
Description                               Shares         Value (000)
---------------------------------------------------------------------

Common Stock - 97.2%
Advertising Services - 0.5%
Greenfield Online*                            23,980   $        358
                                                       ______________

Total Advertising Services                                      358
_____________________________________________________________________

Aerospace/Defense - 1.3%
Aerovironment*                                 9,200            250
Teledyne Technologies*                        14,685            716
                                                       ______________

Total Aerospace/Defense                                         966
---------------------------------------------------------------------

Aerospace/Defense-Equipment - 1.6%
B/E Aerospace*                                12,605            294
DRS Technologies                               4,350            342
Heico                                          4,695            153
Heico, Cl A                                    4,835            129
Orbital Sciences*                              9,950            234
                                                       --------------

Total Aerospace/Defense-Equipment                             1,152
_____________________________________________________________________

Airlines - 0.6%
Airtran Holdings*                            107,610            220
AMR*                                          16,160             83
Continental Airlines, Cl B*                    9,650             98
UAL                                            9,040             47
                                                       ______________

Total Airlines                                                  448
_____________________________________________________________________

Apparel Manufacturers - 0.5%
Maidenform Brands*                            12,440            168
True Religion Apparel*                         7,045            188
                                                       ______________

Total Apparel Manufacturers                                     356
_____________________________________________________________________

Applications Software - 1.9%
EPIQ Systems*                                 17,915            254
Patni Computer Systems ADR                    21,725            218
Progress Software*                            24,210            619
Quest Software*                               16,430            243
                                                       ______________

Total Applications Software                                   1,334
_____________________________________________________________________

Beverages-Non-Alcoholic - 0.5%
Coca-Cola Bottling                             8,914            330
                                                       ______________

Total Beverages-Non-Alcoholic                                   330
_____________________________________________________________________

Building Products-Cement/Aggregate - 0.9%
Texas Industries                              11,175            627
                                                       ______________

Total Building Products-Cement/Aggregate                        627
_____________________________________________________________________

Cellular Telecommunications - 0.7%
Cellcom Israel                                15,440            528
                                                       --------------

Total Cellular Telecommunications                               528
---------------------------------------------------------------------

Chemicals-Diversified - 1.0%
Celanese, Ser A                               12,620            576
Olin                                           4,565            120
                                                       --------------

Total Chemicals-Diversified                                     696
---------------------------------------------------------------------


---------------------------------------------------------------------
Description                               Shares         Value (000)
---------------------------------------------------------------------

Chemicals-Specialty - 1.3%
Albemarle                                     12,205   $        487
Cabot                                          9,900            241
Hercules                                      10,990            186
                                                       --------------

Total Chemicals-Specialty                                       914
---------------------------------------------------------------------

Commercial Banks-Central US - 0.6%
Cullen/Frost Bankers                           1,675             84
MB Financial                                   8,035            181
Sterling Bancshares                           15,070            137
                                                       ______________

Total Commercial Banks-Central US                               402
_____________________________________________________________________
Commercial Banks-Eastern US - 0.3%
Signature Bank*                                7,540            194
                                                       ______________

Total Commercial Banks-Eastern US                               194
---------------------------------------------------------------------

Commercial Banks-Southern US - 0.9%
Bancorpsouth                                  35,115            614
                                                       --------------

Total Commercial Banks-Southern US                              614
_____________________________________________________________________

Commercial Services - 0.5%
Healthcare Services Group                     25,430            387
                                                       --------------

Total Commercial Services                                       387
---------------------------------------------------------------------

Commercial Services-Finance - 0.9%
Interactive Data                              14,765            371
Wright Express*                               11,935            296
                                                       --------------

Total Commercial Services-Finance                               667
---------------------------------------------------------------------

Communications Software - 0.3%
DivX*                                         23,638            174
                                                       ______________

Total Communications Software                                   174
---------------------------------------------------------------------

Computer Aided Design - 0.8%
Ansys*                                        12,630            595
                                                       ______________

Total Computer Aided Design                                     595
---------------------------------------------------------------------

Computer Graphics - 0.6%
Monotype Imaging Holdings*                    32,485            396
                                                       ______________

Total Computer Graphics                                         396
---------------------------------------------------------------------

Computer Services - 1.2%
DST Systems*                                   6,255            344
IHS, Cl A*                                     7,010            488
                                                       ______________

Total Computer Services                                         832
_____________________________________________________________________

Computer Software - 0.7%
Blackbaud                                     11,325            242
Guidance Software*                            26,520            253
                                                       ______________

Total Computer Software                                         495
_____________________________________________________________________

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

---------------------------------------------------------------------
Description                               Shares         Value (000)
---------------------------------------------------------------------

Computers-Integrated Systems - 1.7%
NCI, Cl A*                                    12,740   $        291
NCR*                                          10,930            275
Radisys*                                      27,285            247
Teradata*                                     18,440            427
                                                       --------------

Total Computers-Integrated Systems                            1,240
_____________________________________________________________________

Computers-Memory Devices - 0.4%
Qimonda ADR*                                  54,250            129
Silicon Storage Technology*                   66,260            184
                                                       --------------

Total Computers-Memory Devices                                  313
---------------------------------------------------------------------

Computers-Peripheral Equipment - 0.6%
Logitech International*                       15,125            405
                                                       --------------

Total Computers-Peripheral Equipment                            405
---------------------------------------------------------------------

Consulting Services - 1.6%
Corporate Executive Board                      6,520            274
FTI Consulting*                                3,195            219
Gartner*                                       6,920            143
Watson Wyatt Worldwide, Cl A                   9,805            519
                                                       ______________

Total Consulting Services                                     1,155
---------------------------------------------------------------------

Containers-Metal/Glass - 1.3%
Greif, Cl A                                    5,673            363
Silgan Holdings                               11,290            573
                                                       --------------

Total Containers-Metal/Glass                                    936
---------------------------------------------------------------------

Containers-Paper/Plastic - 2.8%
Bemis                                         26,205            588
Pactiv*                                       45,975            976
Sonoco Products                               13,110            406
                                                       ______________

Total Containers-Paper/Plastic                                1,970
_____________________________________________________________________

Cosmetics & Toiletries - 0.6%
Alberto-Culver                                17,225            453
                                                       ______________

Total Cosmetics & Toiletries                                    453
_____________________________________________________________________

Decision Support Software - 0.3%
SPSS*                                          5,845            213
                                                       --------------

Total Decision Support Software                                 213
_____________________________________________________________________

Diagnostic Equipment - 0.6%
Gen-Probe*                                     9,565            454
                                                       --------------

Total Diagnostic Equipment                                      454
_____________________________________________________________________

Diagnostic Kits - 1.8%
Idexx Laboratories*                            8,770            427
Meridian Bioscience                           18,487            498
Qiagen*                                       16,985            342
                                                       --------------

Total Diagnostic Kits                                         1,267
---------------------------------------------------------------------


---------------------------------------------------------------------
Description                               Shares         Value (000)
---------------------------------------------------------------------

Dialysis Centers - 0.5%
Dialysis Corp Of America*                     50,566   $        368
                                                       ______________

Total Dialysis Centers                                          368
---------------------------------------------------------------------

Diversified Manufacturing Operations - 0.3%
SPX                                            1,750            231
                                                       --------------

Total Diversified Manufacturing Operations                      231
_____________________________________________________________________

Educational Software - 0.3%
Blackboard*                                    5,310            203
                                                       --------------

Total Educational Software                                      203
_____________________________________________________________________

Electric Products-Miscellaneous - 0.5%
Ametek                                         7,717            364
                                                       --------------

Total Electric Products-Miscellaneous                           364
_____________________________________________________________________

Electric-Integrated - 1.8%
Avista                                         8,450            181
Portland General Electric                     27,115            611
Westar Energy                                 23,095            497
                                                       ______________

Total Electric-Integrated                                     1,289
_____________________________________________________________________
Electric-Transmission - 1.0%
ITC Holdings                                  14,410            737
                                                       --------------

Total Electric-Transmission                                     737
---------------------------------------------------------------------

Electronic Components-Miscellaneous - 0.7%
Celestica*                                    62,255            525
                                                       ______________

Total Electronic Components-Miscellaneous                       525
---------------------------------------------------------------------

Electronic Components-Semiconductors - 2.9%
Bookham*                                      81,855            138
DSP Group*                                    36,730            257
Fairchild Semiconductor International*        22,540            264
Ikanos Communications*                       111,282            375
ON Semiconductor*                             67,515            619
Semtech*                                       5,585             79
Zoran*                                        27,295            319
                                                       --------------

Total Electronic Components-Semiconductors                    2,051
---------------------------------------------------------------------

Electronic Connectors - 1.1%
Amphenol, Cl A                                18,030            809
                                                       --------------

Total Electronic Connectors                                     809
---------------------------------------------------------------------

Electronic Measuring Instruments - 0.6%
National Instruments                          13,675            388
Orbotech*                                      2,575             34
                                                       ______________

Total Electronic Measuring Instruments                          422
_____________________________________________________________________

---------------------------------------------------------------------
Description                               Shares         Value (000)
---------------------------------------------------------------------

E-Marketing/Information - 0.4%
Valueclick*                                   19,790   $        300
                                                       ______________

Total E-Marketing/Information                                   300
---------------------------------------------------------------------

Engineering/R&D Services - 0.3%
URS*                                           4,444            187
                                                       ______________

Total Engineering/R&D Services                                  187
---------------------------------------------------------------------

Enterprise Software/Services - 0.7%
Novell*                                       61,440            362
PROS Holdings*                                11,250            126
                                                       ______________

Total Enterprise Software/Services                              488
---------------------------------------------------------------------

Fiduciary Banks - 0.5%
Wilmington Trust                              13,415            355
                                                       ______________

Total Fiduciary Banks                                           355
---------------------------------------------------------------------

Finance-Investment Banker/Broker - 0.7%
Interactive Brokers Group, Cl A*              14,560            468
                                                       ______________

Total Finance-Investment Banker/Broker                          468
---------------------------------------------------------------------

Food-Dairy Products - 0.6%
Dean Foods                                    23,405            459
                                                       ______________

Total Food-Dairy Products                                       459
---------------------------------------------------------------------

Gas-Distribution - 2.1%
AGL Resources                                 14,220            492
Southwest Gas                                 17,055            507
UGI                                           17,075            490
                                                       --------------

Total Gas-Distribution                                        1,489
---------------------------------------------------------------------

Heart Monitors - 0.4%
Cardiac Science*                              34,260            281
                                                       --------------

Total Heart Monitors                                            281
---------------------------------------------------------------------

Human Resources - 0.4%
Cross Country Healthcare*                     11,730            169
Hudson Highland Group*                        13,555            142
                                                       ______________

Total Human Resources                                           311
_____________________________________________________________________

Industrial Automation/Robot - 0.6%
Cognex                                         9,120            210
Nordson                                        3,340            243
                                                       --------------

Total Industrial Automation/Robot                               453
---------------------------------------------------------------------

Instruments-Controls - 1.1%
Mettler Toledo International*                  2,880            273
Photon Dynamics*                              33,240            501
                                                       --------------

Total Instruments-Controls                                      774
---------------------------------------------------------------------


---------------------------------------------------------------------
Description                               Shares         Value (000)
---------------------------------------------------------------------

Instruments-Scientific - 2.5%
OYO Geospace*                                  7,890   $        465
PerkinElmer                                   30,165            840
Varian*                                        9,280            474
                                                       ______________

Total Instruments-Scientific                                  1,779
_____________________________________________________________________

Internet Application Software - 0.5%
CryptoLogic                                    7,977            115
DealerTrack Holdings*                         18,350            259
                                                       --------------

Total Internet Application Software                             374
_____________________________________________________________________

Internet Content-Information/News - 0.4%
WebMD Health, Cl A*                           11,140            311
                                                       ______________

Total Internet Content-Information/News                         311
_____________________________________________________________________

Internet Incubators - 0.1%
Internet Capital Group*                       11,345             88
                                                       ______________

Total Internet Incubators                                        88
_____________________________________________________________________

Investment Companies - 0.4%
KKR Financial Holdings                        27,070            284
                                                       ______________

Total Investment Companies                                      284
_____________________________________________________________________

Lasers-Systems/Components - 0.5%
Rofin-Sinar Technologies*                     11,850            358
                                                       ______________

Total Lasers-Systems/Components                                 358
_____________________________________________________________________

Leisure & Recreational Products - 0.6%
WMS Industries*                               15,505            462
                                                       --------------

Total Leisure & Recreational Products                           462
---------------------------------------------------------------------

Life/Health Insurance - 0.5%
Reinsurance Group of America                   8,015            349
                                                       --------------

Total Life/Health Insurance                                     349
---------------------------------------------------------------------

Medical Instruments - 2.0%
Bruker*                                       40,065            515
Edwards Lifesciences*                          5,940            369
Natus Medical*                                27,160            569
                                                       --------------

Total Medical Instruments                                     1,453
---------------------------------------------------------------------

Medical Labs & Testing Services - 0.7%
Icon ADR*                                      6,345            479
                                                       --------------

Total Medical Labs & Testing Services                           479
---------------------------------------------------------------------

Medical Products - 1.1%
American Medical Systems Holding*             23,275            348
Zoll Medical*                                 13,505            455
                                                       --------------

Total Medical Products                                          803
---------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)


---------------------------------------------------------------------
Description                               Shares         Value (000)
---------------------------------------------------------------------

Medical Sterilization Product - 0.7%
STERIS                                        17,835   $        513
                                                       ______________

Total Medical Sterilization Product                             513
---------------------------------------------------------------------

Medical-Biomedical/Genetic - 1.2%
Bio-Rad Laboratories, Cl A*                    7,270            588
Cambrex*                                      48,750            286
                                                       ______________

Total Medical-Biomedical/Genetic                                874
_____________________________________________________________________

Medical-Generic Drugs - 0.2%
Alpharma, Cl A*                                6,540            147
                                                       ______________

Total Medical-Generic Drugs                                     147
---------------------------------------------------------------------

Medical-Hospitals - 1.3%
Health Management Associates, Cl A*           26,630            173
Medcath*                                      28,940            520
Universal Health Services, Cl B                4,110            260
                                                       ______________

Total Medical-Hospitals                                         953
---------------------------------------------------------------------

Medical-Outpatient/Home Medical - 0.9%
Amsurg*                                       15,665            381
NovaMed*                                      64,380            243
                                                       ______________

Total Medical-Outpatient/Home Medical                           624
_____________________________________________________________________

Miscellaneous Manufacturing - 0.3%
Trimas*                                       34,780            208
                                                       ______________

Total Miscellaneous Manufacturing                               208
_____________________________________________________________________

Motion Pictures & Services - 0.9%
DreamWorks Animation SKG, Cl A*               16,890            503
Macrovision Solutions*                         7,168            107
                                                       --------------

Total Motion Pictures & Services                                610
---------------------------------------------------------------------

Multi-line Insurance - 0.8%
Hanover Insurance Group                       13,155            559
                                                       --------------

Total Multi-line Insurance                                      559
---------------------------------------------------------------------

Networking Products - 0.8%
Extreme Networks*                            115,310            327
Polycom*                                      10,340            252
                                                       --------------

Total Networking Products                                       579
---------------------------------------------------------------------

Non-Hazardous Waste Disposal - 0.9%
Waste Connections*                            20,330            649
                                                       ______________

Total Non-Hazardous Waste Disposal                              649
---------------------------------------------------------------------

Oil Companies-Exploration & Production - 2.1%
Berry Petroleum, Cl A                          7,765            457
Bill Barrett*                                  2,990            178
Concho Resources*                             10,945            408
Pioneer Natural Resources                      5,550            434
                                                       --------------

Total Oil Companies-Exploration & Production                  1,477
---------------------------------------------------------------------


---------------------------------------------------------------------
Description                               Shares         Value (000)
---------------------------------------------------------------------

Oil Field Machinery & Equipment - 1.6%
Dresser-Rand Group*                            9,810   $        384
Dril-Quip*                                     3,165            199
Lufkin Industries                              7,135            594
                                                       ______________

Total Oil Field Machinery & Equipment                         1,177
_____________________________________________________________________

Oil Refining & Marketing - 0.2%
CVR Energy*                                    6,660            128
                                                       --------------

Total Oil Refining & Marketing                                  128
---------------------------------------------------------------------

Oil-Field Services - 1.5%
Key Energy Services*                          42,770            831
Willbros Group*                                6,035            264
                                                       ______________

Total Oil-Field Services                                      1,095
_____________________________________________________________________

Paper & Related Products - 1.3%
Neenah Paper                                  17,700            296
Potlatch                                       8,300            374
Smurfit-Stone Container*                      72,260            294
                                                       ______________

Total Paper & Related Products                                  964
_____________________________________________________________________

Physical Practice Management - 0.6%
Pediatrix Medical Group*                       8,960            441
                                                       --------------

Total Physical Practice Management                              441
---------------------------------------------------------------------

Platinum - 1.3%
Stillwater Mining*                            79,253            938
                                                       --------------

Total Platinum                                                  938
---------------------------------------------------------------------

Precious Metals - 0.4%
North American Palladium*                     47,475            261
                                                       --------------

Total Precious Metals                                           261
---------------------------------------------------------------------

Printing-Commercial - 0.3%
Valassis Communications*                      18,560            232
                                                       --------------

Total Printing-Commercial                                       232
---------------------------------------------------------------------

Private Corrections - 0.6%
Corrections Corp of America*                  15,360            422
                                                       ______________

Total Private Corrections                                       422
_____________________________________________________________________

Property/Casualty Insurance - 3.0%
Arch Capital Group*                           11,405            756
CNA Surety*                                   20,745            262
Philadelphia Consolidated*                     5,460            185
RLI                                            3,955            196
Zenith National Insurance                     20,610            725
                                                       --------------

Total Property/Casualty Insurance                             2,124
_____________________________________________________________________

Publishing-Books - 1.0%
John Wiley & Sons, Cl A                       16,005            721
                                                       --------------

Total Publishing-Books                                          721
---------------------------------------------------------------------

---------------------------------------------------------------------
Description                               Shares         Value (000)
---------------------------------------------------------------------

Publishing-Newspapers - 0.3%
Dolan Media*                                  13,530   $        246
                                                       --------------

Total Publishing-Newspapers                                     246
---------------------------------------------------------------------

Racetracks - 1.5%
International Speedway, Cl A                  14,380            561
Speedway Motorsports                          23,500            479
                                                       --------------

Total Racetracks                                              1,040
---------------------------------------------------------------------

Reinsurance - 2.1%
Aspen Insurance Holdings                      13,850            328
Montpelier Re Holdings                        16,060            237
Validus Holdings                              43,410            922
                                                       --------------

Total Reinsurance                                             1,487
---------------------------------------------------------------------

REITS-Diversified - 0.6%
Washington Real Estate Investment Trust       14,145            425
                                                       ______________

Total REITS-Diversified                                         425
_____________________________________________________________________

REITs-Hotels - 0.2%
FelCor Lodging Trust                          13,255            139
                                                       ______________

Total REITs-Hotels                                              139
_____________________________________________________________________

REITs-Office Property - 0.3%
Corporate Office Properties                    5,440            187
                                                       ______________

Total REITs-Office Property                                     187
_____________________________________________________________________

Rental Auto/Equipment - 0.5%
H&E Equipment Services*                       29,870            359
                                                       --------------

Total Rental Auto/Equipment                                     359
---------------------------------------------------------------------

Retail-Apparel/Shoe - 0.2%
Footstar                                      31,709            129
                                                       ______________

Total Retail-Apparel/Shoe                                       129
_____________________________________________________________________

Retail-Auto Parts - 0.5%
O'Reilly Automotive*                          14,600            326
                                                       ______________

Total Retail-Auto Parts                                         326
---------------------------------------------------------------------

Retail-Automobile - 0.5%
Copart*                                        7,620            326
                                                       ______________

Total Retail-Automobile                                         326
---------------------------------------------------------------------

Retail-Propane Distributors - 0.6%
Star Gas Partners LP*                        153,310            428
                                                       --------------

Total Retail-Propane Distributors                               428
---------------------------------------------------------------------

Rubber-Tires - 0.3%
Cooper Tire & Rubber                          28,960            227
                                                       --------------

Total Rubber-Tires                                              227
---------------------------------------------------------------------


---------------------------------------------------------------------
Description                               Shares         Value (000)
---------------------------------------------------------------------

S&L/Thrifts-Eastern US - 0.4%
Brookline Bancorp                             31,275   $        299
                                                       --------------

Total S&L/Thrifts-Eastern US                                    299
---------------------------------------------------------------------

Satellite Telecommunications - 0.1%
EchoStar, Cl A*                                3,020             94
                                                       ______________

Total Satellite Telecommunications                               94
_____________________________________________________________________

Schools - 1.7%
Capella Education*                             4,800            286
DeVry                                         13,160            706
Learning Tree International*                  11,530            197
                                                       ______________

Total Schools                                                 1,189
_____________________________________________________________________

Semiconductor Equipment - 2.7%
Brooks Automation*                            23,575            195
Entegris*                                     93,638            613
Lam Research*                                  7,405            268
MKS Instruments*                              11,750            257
Varian Semiconductor
  Equipment Associates*                        8,135            283
Verigy*                                       14,360            326
                                                       ______________

Total Semiconductor Equipment                                 1,942
---------------------------------------------------------------------

Steel Pipe & Tube - 0.3%
Mueller Water Products, Cl A                  28,700            232
                                                       ______________

Total Steel Pipe & Tube                                         232
---------------------------------------------------------------------

Telecommunications Equipment - 2.1%
ADC Telecommunications*                       18,810            278
CommScope*                                     7,310            386
Comtech Telecommunications*                   17,140            840
                                                       --------------

Total Telecommunications Equipment                            1,504
---------------------------------------------------------------------

Telecommunications Services - 1.3%
Neutral Tandem*                               22,070            386
NTELOS Holdings                               21,760            552
                                                       --------------

Total Telecommunications Services                               938
---------------------------------------------------------------------

Television - 0.5%
Central European Media Enterprises, Cl A*        550             50
Sinclair Broadcast Group, Cl A                44,935            342
                                                       ______________

Total Television                                                392
_____________________________________________________________________

Theaters - 0.4%
Regal Entertainment Group, Cl A               20,750            317
                                                       ______________

Total Theaters                                                  317
_____________________________________________________________________

OLD MUTUAL SMALL CAP PORTFOLIO - concluded
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)


---------------------------------------------------------------------
Description                               Shares         Value (000)
---------------------------------------------------------------------

Transport-Equipment & Leasing - 0.9%
Aircastle                                     18,720   $        157
GATX                                           8,255            366
Genesis Lease ADR                             10,605            110
                                                       ______________

Total Transport-Equipment & Leasing                             633
_____________________________________________________________________

Transport-Marine - 0.4%
Tidewater                                      4,805            312
                                                       --------------

Total Transport-Marine                                          312
---------------------------------------------------------------------

Transport-Truck - 0.5%
Landstar System                                6,520            360
                                                       --------------

Total Transport-Truck                                           360
_____________________________________________________________________

Wireless Equipment - 0.3%
RF Micro Devices*                             62,705            182
                                                       --------------

Total Wireless Equipment                                        182
                                                       --------------

Total Common Stock (Cost $68,747)                            69,584
---------------------------------------------------------------------

Investment Company - 0.6%
iShares Russell 2000 Index Fund                6,730            465
                                                       --------------

Total Investment Company (Cost $489)                            465
---------------------------------------------------------------------

Money Market Fund - 1.8%
Dreyfus Cash Management Fund,
   Institutional Class, 2.780% (A)         1,318,776          1,319
                                                       --------------

Total Money Market Fund (Cost $1,319)                         1,319
---------------------------------------------------------------------

Total Investments - 99.6% (Cost $70,555)                     71,368
---------------------------------------------------------------------

Other Assets and Liabilities, Net - 0.4%                        195
---------------------------------------------------------------------

Total Net Assets - 100.0%                              $     71,563
---------------------------------------------------------------------

*    Non-income producing security.
(A) - The rate reported represents the 7-day effective yield as of June 30, 2008.
ADR - American Depositary Receipt
Cl - Class
R&D - Research and Development
REITs - Real Estate Investment Trusts
S&L - Savings and Loan
Ser - Series
LP - Limited Partnership
Cost figures are shown with "000's" omitted.


FAS 157 Footnote Disclosure:

The  Portfolio   utilizes  various  inputs  in  determining  the  value  of  its investments. These inputs are summarized in three broad levels as follows:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used as of June 30, 2008 in valuing the Portfolio's net assets were as follows:

                                                         Investments
                      Valuation Inputs                      (000)
_____________________________________________________________________
Level 1 - quoted prices                                    $71,368
Level 2 - other significant observable inputs                    -
Level 3 - significant unobservable inputs                        -
---------------------------------------------------------------------
Total                                                      $71,368
---------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS & LIABILITIES (000, excluding shares)
AS OF JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------
                                                                                              Old Mutual
                                                                                         Small Cap Portfolio
--------------------------------------------------------------------------------------------------------------
Assets:
   Investment Securities, at cost                                                              $ 70,555
--------------------------------------------------------------------------------------------------------------
   Investment Securities, at value                                                             $ 71,368
   Receivable for Capital Shares Sold                                                                 2
   Receivable for Investment Securities Sold                                                      1,702
   Receivable for Dividends and Interest                                                             56
   Receivable from Investment Advisor                                                                30
--------------------------------------------------------------------------------------------------------------
      Total Assets                                                                               73,158
--------------------------------------------------------------------------------------------------------------
Liabilities:
   Payable for Investment Securities Purchased                                                    1,239
   Payable for Management Fees                                                                       80
   Payable for Capital Shares Redeemed                                                               80
   Payable to Custodian                                                                              52
   Payable for Trustees' Fees                                                                        38
   Accrued Expenses                                                                                 106
--------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                                           1,595
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                                     $ 71,563
--------------------------------------------------------------------------------------------------------------
Net Assets:
   Paid-in Capital ($0.001 par value, unlimited authorization) based on 3,504,522
      outstanding shares of beneficial interest                                                $ 61,340
   Undistributed Net Investment Income                                                            1,010
   Accumulated Net Realized Gain on Investments                                                   8,400
   Net Unrealized Appreciation on Investments                                                       813
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                                     $ 71,563
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share                                       $  20.42
--------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------
                                                                              Old Mutual
                                                                         Small Cap Portfolio
-----------------------------------------------------------------------------------------------
Investment Income:
   Dividends                                                                 $   516
   Less: Foreign Taxes Withheld                                                  (14)
-----------------------------------------------------------------------------------------------
      Total Investment Income                                                    502
-----------------------------------------------------------------------------------------------
Expenses:
   Management Fees                                                               419
   Trustees' Fees                                                                 48
   Custodian Fees                                                                  6
   Professional Fees                                                              43
   Printing Fees                                                                  21
   Transfer Agent Fees                                                            11
   Other Expenses                                                                 17
-----------------------------------------------------------------------------------------------
      Total Expenses                                                             565
-----------------------------------------------------------------------------------------------
Less:
   Waiver of Management Fees                                                    (177)
-----------------------------------------------------------------------------------------------
      Net Expenses                                                               388
-----------------------------------------------------------------------------------------------
   Net Investment Income                                                         114
-----------------------------------------------------------------------------------------------
   Net Realized Loss from Investment Transactions                             (2,123)
   Net Change in Unrealized Depreciation on Investments                       (5,399)
-----------------------------------------------------------------------------------------------
   Net Realized and Unrealized Loss on Investments                            (7,522)
-----------------------------------------------------------------------------------------------
   Decrease in Net Assets Resulting from Operations                          $(7,408)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)

----------------------------------------------------------------------------------------------------------------
                                                                                          Old Mutual
                                                                                     Small Cap Portfolio
----------------------------------------------------------------------------------------------------------------
                                                                               1/1/08 to
                                                                                6/30/08             1/1/07 to
                                                                              (Unaudited)           12/31/07
----------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income                                                      $     114             $     902
   Net Realized Gain (Loss) from Investments                                     (2,123)               11,377
   Net Change in Unrealized Depreciation on Investments                          (5,399)               (5,473)
----------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations               (7,408)                6,806
----------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders From:
   Net Realized Gains from Investment Transactions:                                   -               (12,052)
----------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                                  -               (12,052)
----------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Shares Issued                                                                    150                   428
   Shares Issued upon Reinvestment of Distributions                                   -                12,052
   Shares Redeemed                                                               (8,140)              (20,822)
----------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived from Capital Shares Transactions               (7,990)               (8,342)
----------------------------------------------------------------------------------------------------------------
   Total Decrease in Net Assets                                                 (15,398)              (13,588)
----------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period                                                           86,961               100,549
----------------------------------------------------------------------------------------------------------------
   End of Period                                                              $  71,563             $  86,961
----------------------------------------------------------------------------------------------------------------
Undistributed Net Investment Income                                           $   1,010             $     896
----------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Shares Issued                                                                      7                    17
   Shares Issued upon Reinvestment of Distributions                                   -                   537
   Shares Redeemed                                                                 (393)                 (841)
----------------------------------------------------------------------------------------------------------------
   Net Decrease in Shares Outstanding                                              (386)                 (287)
----------------------------------------------------------------------------------------------------------------

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD ENDED DECEMBER 31,
 (UNLESS OTHERWISE NOTED) AND FOR THE SIX-MONTH PERIOD
ENDED JUNE 30, 2008 (UNAUDITED)

                                 Net
         Net                 Realized and
        Asset       Net       Unrealized                 Dividends  Distributions      Total         Net                     Net
        Value,   Investment      Gains        Total      from Net       from         Dividends   Asset Value,            Assets, End
      Beginning    Income      (Losses)        From     Investment     Capital          and          End       Total      of Period
      of Period  (Loss) (1)  on Securities  Operations    Income        Gains      Distributions  of Period   Return        (000)
------------------------------------------------------------------------------------------------------------------------------------
OLD MUTUAL SMALL CAP PORTFOLIO
2008   $22.35     $ 0.03      $ (1.96)       $(1.93)     $    -       $     -         $    -       $20.42     (8.64)%+     $ 71,563
2007    24.07       0.23         1.38          1.61           -         (3.33)         (3.33)       22.35      6.64%         86,961
2006    20.62      (0.04)        3.49          3.45           -             -              -        24.07     16.73%        100,549
2005    20.32      (0.04)        0.34          0.30           -             -              -        20.62      1.48%        115,378
2004    17.49      (0.13)        2.96          2.83           -             -              -        20.32     16.18%        154,841
2003    12.58      (0.07)        4.98          4.91           -             -              -        17.49     39.03%        219,398
------------------------------------------------------------------------------------------------------------------------------------

                       Ratio
                    of Expenses
                     to Average
                     Net Assets   Ratio of Net
           Ratio     (Excluding    Investment
        of Expenses  Waivers and  Income (Loss) Portfolio
         to Average    Expense      to Average   Turnover
         Net Assets  Reductions)    Net Assets     Rate
-------------------------------------------------------------
OLD MUTUAL SMALL CAP PORTFOLIO

2008       1.02%**      1.48%**      0.30%**      68.32%+
2007       1.02%        1.42%        0.93%       110.99%
2006       1.02%        1.30%       (0.20)%      163.05%
2005       1.20%        1.28%       (0.18)%       58.30%
2004       1.20%        1.25%       (0.77)%       80.68%
2003       1.20%        1.24%       (0.48)%      125.35%
-------------------------------------------------------------

(1) Per share amounts for the year or period are calculated based on average outstanding shares.

** Ratios for periods of less than one year have been annualized.

+ Total return and portfolio turnover rate are for the period indicated and have not been annualized. Total return would have been lower had certain expenses not been waived by the Advisor during the period.

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION
--------------------------------------------------------------------------------

Old Mutual Small Cap Portfolio (the "Small Cap Portfolio") is a series fund of Old Mutual Insurance Series Fund (the "Trust"), a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of the Small Cap Portfolio and seven other funds: the Old Mutual Large Cap Growth Concentrated Portfolio, the Old Mutual Large Cap Growth Portfolio, the Old Mutual Mid-Cap Portfolio, the Old Mutual Select Value Portfolio, the Old Mutual Growth II Portfolio, the Old Mutual Small Cap Growth Portfolio and the Old Mutual Columbus Circle Technology and Communications Portfolio (each a "Portfolio" and, collectively, the "Portfolios").

The Small Cap Portfolio is classified as a diversified management investment company. The financial statements for the Small Cap Portfolio are presented in this report; financial statements for the other Portfolios are presented separately. The Trust's prospectuses provide a description of each Portfolio's investment objectives, policies and investment strategies. The assets of a Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. Each Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies. At June 30, 2008, 91% of the outstanding shares of the Small Cap Portfolio was held by the account of one participating insurance company.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

The following is a summary of the significant accounting policies followed by the Small Cap Portfolio.

Use of Estimates in the Preparation of Financial Statements - The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation - Investment securities of a Portfolio that are listed on a securities exchange, market or automated quotation system and for which market quotations are readily available, including securities traded over-the-counter ("OTC") (except for securities traded on NASDAQ), are valued at the last quoted sales price on the principal market on which they are traded at the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern
Time) each day that the NYSE is open (the "Valuation Time"), or, if there is no such reported sale at the Valuation Time, at the most recent quoted bid price reported by the exchange or the OTC market. For securities traded on NASDAQ, the NASDAQ Official Closing Price provided by NASDAQ each business day will be used. If such prices are not available, these securities and unlisted securities for which market quotations are not readily available are valued in accordance with Fair Value Procedures established by the Board of Trustees of the Trust (the "Board"). The Portfolios use pricing services to report the market value of securities in the portfolios; if the pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, securities are valued in accordance with Fair Value Procedures established by the Board. The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. The valuation is assigned to Fair Valued securities for purposes of calculating a Portfolio's net asset value ("NAV"). Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities traded on the foreign exchanges in the Western Hemisphere may be valued at the last quoted sales price from the principal market in which they are traded before the valuation time and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued in accordance with the Fair Value Procedures established by the Board.

Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Portfolio's investment advisor, Old Mutual Capital, Inc. ("Old Mutual Capital" or the "Advisor") determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Portfolios calculate the NAVs. The fair of the foreign security is translated from the local currency into U.S. dollars using current exchange rates.

AS OF JUNE 30, 2008 (UNAUDITED)


Valuation of Options and Futures - Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Security Transactions and Investment Income - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date; interest income and expense is recognized on the accrual basis and includes amortization of premiums and accretion of discounts on investments, if applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods, if applicable.

Dividends and Distributions - Dividends from net investment income for a Portfolio are declared and paid annually, if available. Distributions from net realized capital gains for each Portfolio are generally made to shareholders annually, if available. Distributions to shareholders are recognized on the ex-dividend date.

Foreign Withholding Taxes - A Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Portfolio accrues such taxes when the related income is earned.

Investments in Real Estate Investment Trusts ("REIT") - Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Foreign Currency Conversion - The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are converted into U.S. dollars on the following basis:

     (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and

     (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Portfolios do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The Portfolios report gains and losses on foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income or loss for federal income tax purposes.

Futures Contracts - A Portfolio may utilize futures contracts primarily to hedge against changes in security prices. Upon entering into a futures contract, the Portfolio will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit required to initiate the futures transaction. The Small Cap Portfolio had no outstanding futures contracts as of June 30, 2008.

Options - A Portfolio may write or purchase financial options contracts primarily to hedge against changes in security prices, or securities that the Portfolio intends to purchase, and against fluctuations in fair value caused by changes in prevailing market interest rates. When the Portfolio writes or purchases an option, an amount equal to the premium received or paid by the Portfolio is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolio has realized a gain or a loss on investment transactions. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Small Cap Portfolio had no outstanding options contracts as of June 30, 2008.

Other - Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are allocated to the Portfolios on the basis of relative net assets. The Trust has an arrangement with the transfer agent, DST Systems, Inc., whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. The transfer agent fees shown in the Statement of Operations are in total and do not reflect the expense reductions, if any, which are shown separately.

3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

Investment Advisor - Old Mutual Capital serves as the investment advisor to each Portfolio. Old Mutual Capital is an indirect, wholly owned subsidiary of Old Mutual (US) Holdings, Inc. ("OMUSH"), which is a direct wholly owned subsidiary of OM Group (UK) Limited, which, in turn, is a direct wholly owned subsidiary of Old Mutual, plc, a London-Exchange listed international financial services firm. The Portfolios and the Advisor are parties to a management agreement (the "Management Agreement"), under which the Advisor is obligated to provide advisory services and administrative services to the Trust. Prior to January 1, 2006, advisory services were provided by Liberty Ridge Capital, Inc. ("Liberty Ridge"). In exchange for providing these services, Old Mutual Capital is entitled to receive a management fee ("Management Fee"), calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Small Cap Portfolio as set forth in the table below.

                                                                 Management Fee Breakpoint Asset Thresholds
------------------------------------------------------------------------------------------------------------------------------------
                              $0 to         $300 million   $500 million   $750 million   $1.0 billion   $1.5 billion
                              less than     to less than   to less than   to less than   to less than   to less than   $2.0 billion
                              $300 million  $500 million   $750 million   $1.0 billion   $1.5 billion   $2.0 billion   or greater
------------------------------------------------------------------------------------------------------------------------------------
Old Mutual Small Cap Portfolio  1.10%         1.05%          1.00%           0.95%         0.90%          0.85%          0.80%

Expense Limitation Agreement - In the interest of limiting expenses of the Small Cap Portfolio, the Advisor has entered into an expense limitation agreement ("Expense Limitation Agreement"), with respect to the Small Cap Portfolio, pursuant to which the Advisor has contractually agreed to waive through April 30, 2009, its Management Fees and assume other expenses of the Small Cap Portfolio to the extent necessary to limit the total annual operating expenses to no more than 1.02% of the Small Cap Portfolio's average daily net assets, exclusive of certain expenses such as interest, taxes, brokerage costs and commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Small Cap Portfolio's business.

The Advisor may seek reimbursement for Management Fees waived and other expenses paid by the Advisor pursuant to the Expense Limitation Agreement during the previous three fiscal years in which the Management Fees were waived or other expenses paid. Reimbursement by the Small Cap Portfolio of the Management Fees waived and other expenses paid by the Advisor, pursuant to the Expense Limitation Agreement, may be made when the Small Cap Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Small Cap Portfolio to exceed 1.02%. No reimbursement by the Small Cap Portfolio will be made unless: (i) the Small Cap Portfolio's assets exceed $75 million; (ii) the Small Cap Portfolio's total annual operating expense ratio is less than 1.02%, and (iii) the payment of such reimbursement is approved by the Board. Old Mutual Capital and Liberty Ridge have agreed not to seek reimbursement of fees waived or limited or other expenses paid by Liberty Ridge prior to January 1, 2006.

At June 30, 2008, pursuant to the above, the amount of previously waived and reimbursed fees for the Small Cap Portfolio for which the Advisor may seek reimbursement was $297 (000) (expiring December 31, 2009), $393 (000) (expiring December 31, 2010) and $177 (000) (expiring December 31, 2011). As of June 30, 2008, the net assets of the Small Cap Portfolio are less than $75 million.

Sub-Advisory Agreements - The Trust, on behalf of the Small Cap Portfolio, and the Advisor have entered into separate sub-advisory agreements (the "Sub-Advisory Agreements") with Liberty Ridge and Eagle Asset Management, Inc. to provide co-sub-advisory services to the Small Cap Portfolio. For the services provided and expenses incurred pursuant to the Sub-Advisory Agreements, each co-sub-advisor is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Small Cap Portfolio managed net of 50% of any waivers, reimbursement payments and alliance fees waived, reimbursed or paid by the Advisor. The sub-advisory fee for each co-sub-advisor is calculated as follows:

------------------------------------------------------------------------------------------------------------------------------------
                              $0 to         $300 million   $500 million   $750 million   $1.0 billion   $1.5 billion
                              less than     to less than   to less than   to less than   to less than   to less than   $2.0 billion
                              $300 million  $500 million   $750 million   $1.0 billion   $1.5 billion   $2.0 billion   or greater
------------------------------------------------------------------------------------------------------------------------------------
Old Mutual Small Cap Portfolio  0.75%         0.70%          0.65%           0.60%         0.55%          0.50%          0.45%

From time to time, Old Mutual Capital may recommend the appointment of additional or replacement sub-advisors to the Board. The Trust and Old Mutual Capital have received exemptive relief from the Securities and Exchange Commission ("SEC") that permits the Trust to employ a "manager of managers" structure. Under this structure, Old Mutual Capital, with the approval of the Board, may hire, terminate or replace unaffiliated sub-advisors without shareholder approval, including, without limitation, the replacement or reinstatement of any unaffiliated sub-advisors with respect to which a sub-advisory agreement has automatically terminated as a result of an assignment. Under the manager of managers structure, Old Mutual Capital has the ultimate responsibility to oversee the sub-advisors and recommend their hiring, termination and replacement. Each of the Portfolios in the Trust intends to rely on the exemptive order and operate in the manner described above. Shareholders will be notified of any changes in unaffiliated sub-advisors. Shareholders of a Portfolio have the right to terminate a sub-advisory agreement with an unaffiliated sub-advisor for a Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

AS OF JUNE 30, 2008 (UNAUDITED)

Sub-Administrator - Old Mutual Capital and The Bank of New York Mellon (the "Sub-Administrator") entered into a sub-administration and accounting agreement (the "Sub-Administration Agreement") effective December 10, 2007 pursuant to which the Sub-Administrator assists Old Mutual Capital in connection with the administration and business affairs of the Trust. Under the Sub-Administration Agreement, Old Mutual Capital pays the Sub-Administrator as follows: annual rates, based on the combined average daily gross assets of the funds within the Trust, Old Mutual Funds I, Old Mutual Funds II and Old Mutual Funds III (the "Old Mutual Complex"), of (1) 0.0475% of the first $6 billion, plus (2) 0.04% of the average daily gross assets in excess of $6 billion. Certain minimum fees also apply. The Sub-Administration Agreement provides that the Sub-Administrator will not be liable for any costs, damages, liabilities or claims incurred by the Sub-Administrator, except those arising out of the Sub-Administrator's or it's delegee's or agent's (if such delegee or agent is a subsidiary of the Sub-Administrator) negligence or wilful misconduct or the Sub-Administrator's failure to act in good faith. In no event shall the Sub-Administrator be liable to Old Mutual Capital or any third party for special, indirect or consequential damages.

Distributor - The Trust has entered into a distribution agreement with Old Mutual Investment Partners (the "Distributor"), a wholly owned subsidiary of the Advisor. The Distributor receives no compensation for serving in such capacity.

Transfer Agent - DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Trust. From time to time, the Trust may pay amounts to third parties that provide sub-transfer agency and other administrative services related to the Trust to persons who beneficially own interests in the Trust.

Custodian - The Bank of New York Mellon serves as the custodian for each of the Portfolios.

Officers of the Trust who are or were officers of the Advisor, Sub-Administrator and/or the Distributor received no compensation from the Trust.

4. INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

The cost of securities purchased and the proceeds from securities sold, other than short-term investments and U.S. Government securities, for the Small Cap Portfolio for the six-month period ended June 30, 2008, were $51,222 (000) and $58,097 (000), respectively.

5. FEDERAL TAX INFORMATION
--------------------------------------------------------------------------------

The Small Cap Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

The Portfolio adopted the provisions of Financial Accounting Standards Board
(FASB) Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes on June 29, 2007. FIN 48 requires an evaluation of tax possitions taken (or expected to be taken) in the course of preparing the Portfolio's tax returns to determine whether these positions meet a "more-likely-than-not" standard that based on the technical merits have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

FIN 48 requires management of the Portfolio to analyze all open tax years, fiscal years 2003-2007 as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six-month period ended June 30, 2008, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to Paid-in Capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2007, primarily attributable to reclassification of long-term capital gain distributions on Real Estate Investment Trust Securities, were reclassified to/from the following accounts:

        Decrease Undistributed Net          Increase Accumulated Net
         Investment Income (000)               Realized Gain (000)
-------------------------------------------------------------------------
                  $(9)                                 $9
-------------------------------------------------------------------------


The tax character of the dividends and distributions declared during the year ended December 31, 2007 were $4,239 (000) and $7,813 (000) of ordinary income and long term capital gains, respectively. No dividends or distributions were declared during the year ended December 31, 2006.

As of December 31, 2007, the components of distributable earnings/(accumulated losses) were as follows (000):

Undistributed Ordinary Income               $  7,393
Distributable Long-Term Capital Gain           5,097
Post October Losses                             (504)
Unrealized Appreciation                        5,645
                                          ------------
                                            $ 17,631
                                          ------------

Post-October losses represent losses realized on investment transactions from November 1, 2007 through December 31, 2007, in accordance with Federal income tax regulations, the Portfolio may elect to defer and treat as having arisen in the following year.

The federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Small Cap Portfolio for federal income tax purposes at June 30, 2008 were as follows:

                                                            Net
               Federal     Unrealized     Unrealized     Unrealized
               Tax Cost   Appreciation   Depreciation   Appreciation
                (000)        (000)          (000)          (000)
-----------------------------------------------------------------------
               $70,555       $7,206        $(6,393)        $813


6. CONCENTRATIONS/RISKS
--------------------------------------------------------------------------------

Like all investments in securities, you risk losing money by investing in the Portfolios. The main risks of investing in the Small Cap Portfolio are:

Stock Market Risk - The value of the stocks and other securities owned by the Small Cap Portfolio will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or the sub-advisors may misgauge that worth.

Small and Mid-Size Company Risk - The Small Cap Portfolio invests in small and mid-size companies. While small and mid-size companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Small Cap Portfolio could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk - Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Small Cap Portfolio may overweight specific industries within certain sectors, which may cause the Small Cap Portfolio's performance to be susceptible to the economic, business or other developments that affect those industries. For example, the Small Cap Portfolio's performance may be impacted by general economic conditions, worldwide scientific and technological developments, product cycles, competition, and government regulation.

In the normal course of business, the Small Cap Portfolio enters into various contracts that provide for general indemnifications. The Small Cap Portfolio's maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Small Cap Portfolio. However, based on experience, the Small Cap Portfolio expects the risk of loss to be remote.

7. INTERFUND LENDING
--------------------------------------------------------------------------------

Pursuant to resolutions adopted by the Boards of Trustees of each of the Trust, Old Mutual Funds I and Old Mutual Funds II (together, the "Trusts"), on behalf of certain series portfolios of the Trusts (for the purposes of this Note 7, "the OM Funds"), each of the OM Funds may lend an amount up to its prospectus-defined limitations to other OM Funds. All such lending shall be conducted pursuant to the exemptive order granted by the SEC on August 12, 2003 to the Trusts.

The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the OM Funds from investments in overnight repurchase agreements) and the bank loan rate (federal funds rate plus 50 basis points). None of the OM Funds may borrow more than 10% of their net assets.

The Portfolios had no outstanding borrowings or loans related to interfund lending at any time during the six-month period ended June 30, 2008.

NOTES TO FINANCIAL STATEMENTS - concluded
AS OF JUNE 30, 2008 (UNAUDITED)

8. LITIGATION
--------------------------------------------------------------------------------

In June 2004, Liberty Ridge [formerly know as Pilgrim Baxter & Associates, Ltd. ("PBA")], the former advisor to the Trust and the current sub-advisor to certain Portfolios, reached settlement agreements with respect to the market timing and selective disclosure actions filed by the SEC and New York Attorney General ("NYAG"). Under the NYAG settlement, if certain terms and undertakings in that settlement as described in the Trust's Statement of Additional Information ("SAI") are not met, the NYAG settlement stipulates that Liberty Ridge shall promptly terminate its management of the Portfolios. In this event, the Board would be required to seek new investment management of the Portfolios sub-advised by Liberty Ridge or consider other alternatives.

As part of the In Re Mutual Funds Investment Litigation pending in the U.S. District Court for the District of Maryland (the "MDL Court"), PBHG Funds (now known as Old Mutual Funds II), Liberty Ridge, its affiliates, and/or certain related and unrelated parties have been named as defendants in a class action suit ("Class Action Suit") and a separate derivative suit ("Derivative Suit") (together the "Civil Litigation"). The Civil Litigation consolidates and coordinates for pre-trial matters a number of individual class action suits and derivative suits based on similar claims, which previously had been filed against the PBHG Funds, Liberty Ridge and/or certain related parties in other jurisdictions, and had been transferred to the MDL Court. Information on the previously filed suits is contained in the Trust's SAI. Consolidated complaints in the Class Action and Derivative Suits were filed in the Civil Litigation on September 29, 2004 (MDL 1586).

The Civil Litigation and the previously filed suits are primarily based upon allegations that the defendants engaged in or facilitated market timing of the PBHG Funds, and also made selective disclosure of confidential portfolio information to certain defendants and other parties. The Civil Litigation alleges a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breaches of fiduciary duty; and (iii) false or misleading prospectus disclosure. The Civil Litigation requests compensatory and punitive damages. In addition, the Derivative Suit requests the removal of each of the Trustees, the removal of Liberty Ridge as investment advisor, the removal of PBHG Fund Distributors (now known as Old Mutual Investment Partners) as distributor, rescission of the management and other contracts between PBHG Funds and the defendants, and rescission of the PBHG Funds' 12b-1 Plan.

On August 30, 2005, the State of West Virginia Securities Division (the "WV Securities Division") entered a cease and desist order (the "Order" and, together with the Civil Litigation, the "Litigation") against PBA. The Trust was not named in the Order. In the Order, the WV Securities Division alleged that Liberty Ridge permitted short-term trading in excess of the Trust's disclosed limitation of four exchanges per year and also provided confidential portfolio information to customers of a broker-dealer who used the information to market time the Trust. The WV Securities Division further alleges in the Order that the foregoing violated the West Virginia Securities Act (W. Va. Code ss.ss. 32-1-101, et seq.) and is seeking that Liberty Ridge cease and desist from further violation of the West Virginia Securities Act; pay restitution; disgorge fees; pay administrative and investigatory costs and expenses, including counsel fees; pay an administrative assessment; and other relief. It is possible that similar actions based on the same facts and circumstances may be filed in the future by other state agencies. Such other actions will be described in the SAI.

At this stage of the Litigation it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against Liberty Ridge or any other named defendant. While it is currently too early to predict the result of the Litigation, Old Mutual Capital does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment advisor to the Portfolios. However, neither Liberty Ridge nor Old Mutual Capital is currently able to gauge the level of shareholder redemptions that may result from the news of the resolution of these pending lawsuits. Redemptions may require the Portfolios to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the Portfolios.

9. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

In March 2008, the FASB issued Statement of Financial Accounting Standards
(SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about a Portfolio's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 may have on the Portfolio's financial statement disclosures.

10. SUBSEQUENT EVENT
--------------------------------------------------------------------------------

Old Mutual Capital intends to seek approval from the Portfolio's Board on August 22, 2008 to liquidate the Portfolio and terminate the Trust on or around December 15, 2008.

PROXY VOTING AND PORTFOLIO HOLDINGS (Unaudited)

Proxy Voting

A description of the guidelines that the Trust uses to determine how to vote proxies relating to portfolio securities and information regarding how the Portfolio voted proxies relating to Portfolio securities during the six-month period ended June 30, 2008 is available (i) without charge upon request, by calling 888-772-2888 toll-free; (ii) on the SEC's website at http://www.sec.gov; and (iii) on the Trust's website at oldmutualfunds.com.

Old Mutual Insurance Series Fund Form N-Q Information

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov, or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330 toll-free.

PORTFOLIO EXPENSES EXAMPLE (Unaudited)

Six-Month Hypothetical Expense Example - June 30, 2008

Example. As a shareholder of a Portfolio you may pay two types of fees: transaction fees and fund-related fees. A Portfolio may charge transaction fees. A Portfolio also incurs various ongoing expenses, including management fees, and other Portfolio expenses, which are indirectly paid by shareholders and affect your investment return.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Small Cap Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2008.

Actual Expenses. The first line in the following table provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, custody fees and transfer agent fees. However, the Example does not include client specific fees. The Example also does not include Portfolio trading commissions and related trading expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Small Cap Portfolio under the heading entitled "Expenses Paid During Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Small Cap Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Small Cap Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Small Cap Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios or funds. If these transactional costs were included, your costs would have been higher.

                                                                                            Annualized        Expenses
                                                             Beginning        Ending          Expense           Paid
                                                              Account        Account          Ratios           During
                                                               Value          Value        For the Six-       Six-Month
                                                              1/1/08         6/30/08       Month Period        Period*
-------------------------------------------------------------------------------------------------------------------------
Old Mutual Small Cap Portfolio
-------------------------------------------------------------------------------------------------------------------------
   Actual Portfolio Return                                   $1,000.00      $  913.60          1.02%           $4.85
   Hypothetical 5% Return                                     1,000.00       1,019.79          1.02             5.12
-------------------------------------------------------------------------------------------------------------------------


* Expenses are equal to the Small Cap Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

FOR MORE INFORMATION

For investors who want more information about the Old Mutual Insurance Series Fund, please contact us at:

     | By Telephone:
     | 888.772.2888
     |
     | By Mail:
     | Old Mutual Insurance Series Fund
     | P.O. Box 219534
     | Kansas City, Missouri 64121-9534
     |
     | Via the Internet:
     | oldmutualfunds.com

This semi-annual report is intended for the information of Old Mutual Insurance Series Fund shareholders, but may be used by prospective investors when preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains important information about the objectives, risks, share classes, charges and expenses of the Old Mutual Insurance Series Fund, by visiting oldmutualfunds.com or by calling 888.772.2888. Please read the prospectus carefully before investing.














                                                               [OLD MUTUAL LOGO]

Funds distributed by Old Mutual Investment Partners
R-08-334 08/2008

[OLD MUTUAL LOGO]
Insurance Series Fund











                        Old Mutual Insurance Series Fund
                                   SEMI-ANNUAL
                                     REPORT



                                  June 30, 2008


Old Mutual Small Cap Growth Portfolio

TABLE OF CONTENTS

About This Report                                              2

Message to Shareholders                                        3

Portfolio Summary                                              4

Schedule of Investments                                        5

Statement of Assets & Liabilities                              8

Statement of Operations                                        9

Statement of Changes in Net Assets                            10

Financial Highlights                                          11

Notes to Financial Statements                                 12

Proxy Voting and Portfolio Holdings                           19

Portfolio Expenses Example                                    20

ABOUT THIS REPORT


HISTORICAL RETURNS
--------------------------------------------------------------------------------

All total returns mentioned in this report account for the change in the Portfolio's per-share price and assume the reinvestment of any dividends and capital gain distributions. The Portfolio's performance results do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. The returns for certain periods may reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

The Portfolio is only available through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The Portfolio's performance does not reflect the fees and expenses associated with the variable insurance products. Early withdrawals from the variable insurance products may result in tax penalties as well as sales charges assessed by the variable annuity provider.

PORTFOLIO DATA
--------------------------------------------------------------------------------

This report reflects views, opinions, and Portfolio holdings as of June 30, 2008, the end of the report period, and is subject to change. The information is not a complete analysis of every aspect of any sector, industry, security or the Portfolio.

Opinions and forecasts regarding industries, companies and/or themes, and Portfolio composition and holdings, are subject to change at any time based on market and other conditions, and should not be construed as a recommendation of any specific security or as investment advice. Percentage holdings as of June 30, 2008 are included in the Portfolio's Schedule of Investments. There is no assurance that the securities purchased will remain in the Portfolio or that securities sold have not been repurchased.

There are risks associated with mutual fund investing, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment and the technology sector has been among the most volatile sectors in the market. An investment in a Portfolio is not a bank deposit or other obligation, or guaranteed by a depository institution. It is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

COMPARATIVE INDEXES
--------------------------------------------------------------------------------

The comparative indexes discussed in this report are meant to provide a basis for judging the Portfolio's performance against a specific securities index. Each index accounts for changes in security price and assumes reinvestment of dividends and distributions, but does not reflect the cost of managing a mutual fund. The Portfolio may significantly differ in holdings and composition from the indexes and individuals cannot invest directly in an index.

Russell 3000(R) Growth Index

The unmanaged Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 3000(R) Value Index

Measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Value or the Russell 2000(R) Value Indexes.

S&P 500 Index

The unmanaged S&P 500 Index is a market value-weighted index that measures the performance of large-cap common stocks across all major industries.

Index returns and statistical data included in this report are provided by Bloomberg and FactSet.

MESSAGE TO SHAREHOLDERS

Dear Shareholder:

Financial markets were volatile during the semi-annual period ended June 30, 2008. The first quarter of the period was trying for investors as every major domestic equity index traded lower. With market volatility higher and investor sentiment biased toward risk aversion, companies with the highest earnings growth prospects fared the worst during the quarter. The second quarter began with a strong rally propelling all the major indices higher. The rally was short-lived, however, as surging crude oil prices, declining consumer confidence and ailing financial firms continued to fuel broad concerns about the economy and profits. Equity markets were generally weak across the board, without regard to market capitalization or investment style, although emerging market economies continued to garner interest. During the period, U.S. stocks, as measured by the S&P 500 Index, declined by (11.91)%. The broad market Russell 3000(R) Growth and Russell 3000(R) Value Indexes posted declines of (9.04)% and (13.28)%, respectively. Overall, the period was one where growth stock indexes outperformed value-oriented indexes on a relative basis, while mid-cap stocks outperformed large and small cap peers.

The downturn in the housing market and dislocation in the mortgage market that contributed to the sharp increase in volatility in the latter half of 2007 continued throughout the first six months of 2008. The decreased willingness for market participants to adequately price a wide range of previously liquid financial instruments led to a credit crunch that severely disrupted all markets in March. Sagging home prices, uncertainty in the labor markets, decelerating wage growth and high gas prices brought consumer confidence down to a level not seen in decades. Overall, concerns about the U.S. economy and the credit crunch caused a major downturn in stock prices regardless of the individual company's fundamentals. Against this backdrop, Old Mutual Insurance Series Fund Portfolios produced results during the period that were generally in-line with the returns of their respective benchmarks.

Despite this challenging environment, there are several reasons to remain cautiously optimistic as we look forward into the rest of 2008 and beyond. While the markets in the short term continue to be driven by momentum, we believe the next six to twelve months may show a rotation back to long ignored equities with solid cash balances, reasonable debt levels, and good growth prospects. We are focusing our attention on companies we believe will do well regardless of the headlines in the paper.

As always, we are grateful for your support and will continue to work diligently to enhance your experience as an investor in Old Mutual Insurance Series Fund Portfolios. Please do not hesitate to contact us if there is anything we can do to serve you better. Feel free to contact me directly, at President@oldmutualcapital.com, or please see the back cover of this report for other contact information.

Sincerely,

/s/ Julian F. Sluyters

Julian F. Sluyters
President
Old Mutual Insurance Series Fund

OLD MUTUAL SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY (UNAUDITED)


Top Ten Holdings as of June 30, 2008
----------------------------------------------------------
Psychiatric Solutions                              4.0%
----------------------------------------------------------
iShares Russell 2000 Growth Index Fund             2.5%
----------------------------------------------------------
Conceptus                                          2.5%
----------------------------------------------------------
Massey Energy                                      2.1%
----------------------------------------------------------
Capella Education                                  2.0%
----------------------------------------------------------
Parallel Petroleum                                 2.0%
----------------------------------------------------------
T-3 Energy Services                                2.0%
----------------------------------------------------------
DTS                                                2.0%
----------------------------------------------------------
Equinix                                            1.9%
----------------------------------------------------------
Microsemi                                          1.9%
----------------------------------------------------------
As a % of Total Portfolio Investments             22.9%
----------------------------------------------------------


Sector Weightings as of June 30, 2008 - % of Total Portfolio Investments
--------------------------------------------------------------------------------
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Cash Equivalents                     2.0%
Consumer Discretionary              12.2%
Energy                              16.3%
Financials                           2.4%
Health Care                         17.7%
Industrials                         18.5%
Information Technology              28.4%
Investment Company                   2.5%

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

---------------------------------------------------------------------
Description                               Shares           Value
---------------------------------------------------------------------

Common Stock - 98.4%
Auction House/Art Dealer - 1.2%
Ritchie Bros Auctioneers                       1,041   $     28,242
                                                       ______________

Total Auction House/Art Dealer                               28,242
_____________________________________________________________________

Audio/Video Products - 2.0%
DTS*                                           1,548         48,483
                                                       ______________

Total Audio/Video Products                                   48,483
_____________________________________________________________________

Auto/Truck Parts & Equipment-Original - 1.3%
Amerigon*                                      1,204          8,560
Titan International                              637         22,690
                                                       --------------

Total Auto/Truck Parts & Equipment-Original                  31,250
---------------------------------------------------------------------

Casino Services - 1.9%
Scientific Games, Cl A*                        1,559         46,178
                                                       ______________

Total Casino Services                                        46,178
_____________________________________________________________________

Coal - 3.2%
James River Coal*                                392         23,006
Massey Energy                                    552         51,750
                                                       ______________

Total Coal                                                   74,756
_____________________________________________________________________

Commercial Banks-Central US - 0.6%
PrivateBancorp                                   482         14,643
                                                       ______________

Total Commercial Banks-Central US                            14,643
_____________________________________________________________________

Commercial Banks-Eastern US - 0.4%
Signature Bank*                                  350         9,016
                                                       ______________

Total Commercial Banks-Eastern US                            9,016
_____________________________________________________________________

Commercial Services - 3.5%
CoStar Group*                                    753         33,471
ExlService Holdings*                           1,565         21,957
Team*                                            796         27,319
                                                       --------------

Total Commercial Services                                    82,747
_____________________________________________________________________

Computer Aided Design - 1.9%
Ansys*                                           950         44,764
                                                       --------------

Total Computer Aided Design                                  44,764
_____________________________________________________________________

Computer Services - 0.5%
3PAR*                                          1,472         11,540
                                                       ______________

Total Computer Services                                      11,540
_____________________________________________________________________

Computer Software - 0.9%
Double-Take Software*                          1,598         21,957
                                                       ______________

Total Computer Software                                      21,957
_____________________________________________________________________

Computers-Peripheral Equipment - 0.6%
Compellent Technologies*                       1,175         13,325
                                                       ______________

Total Computers-Peripheral Equipment                         13,325
---------------------------------------------------------------------


---------------------------------------------------------------------
Description                               Shares           Value
---------------------------------------------------------------------


Consulting Services - 2.2%
FTI Consulting*                                  667   $     45,663
Hill International*                              362          5,951
                                                       --------------

Total Consulting Services                                    51,614
---------------------------------------------------------------------

Distribution/Wholesale - 0.7%
Fossil*                                          579         16,832
                                                       --------------

Total Distribution/Wholesale                                 16,832
---------------------------------------------------------------------

Diversified Manufacturing Operations - 1.0%
ESCO Technologies*                               505         23,695
                                                       --------------

Total Diversified Manufacturing Operations                   23,695
---------------------------------------------------------------------

Educational Software - 1.9%
Blackboard*                                      542         20,721
SkillSoft ADR*                                 2,595         23,459
                                                       --------------

Total Educational Software                                   44,180
---------------------------------------------------------------------

Electronic Components-Semiconductors - 5.1%
Applied Micro Circuits*                        2,028         17,360
AuthenTec*                                     1,200         12,504
Cavium Networks*                                 528         11,088
Microsemi*                                     1,863         46,910
Netlogic Microsystems*                           535         17,762
Rubicon Technology*                              777         15,789
                                                       ______________

Total Electronic Components-Semiconductors                  121,413
---------------------------------------------------------------------

Electronic Design Automation - 1.0%
Cogo Group*                                    2,608         23,759
                                                       ______________

Total Electronic Design Automation                           23,759
---------------------------------------------------------------------

E-Marketing/Information - 0.9%
Constant Contact*                              1,082         20,396
                                                       ______________

Total E-Marketing/Information                                20,396
_____________________________________________________________________

Energy-Alternate Sources - 2.1%
Energy Conversion Devices*                       530         39,029
Evergreen Solar*                               1,135         10,998
                                                       --------------

Total Energy-Alternate Sources                               50,027
---------------------------------------------------------------------

Enterprise Software/Services - 1.8%
Taleo, Cl A*                                   1,108         21,706
Ultimate Software Group*                         602         21,449
                                                       ______________

Total Enterprise Software/Services                           43,155
---------------------------------------------------------------------

Footwear & Related Apparel - 1.0%
Deckers Outdoor*                                 162         22,550
                                                       ______________

Total Footwear & Related Apparel                             22,550
---------------------------------------------------------------------

Insurance Brokers - 0.7%
eHealth*                                         907         16,018
                                                       ______________

Total Insurance Brokers                                      16,018
---------------------------------------------------------------------

OLD MUTUAL SMALL CAP GROWTH PORTFOLIO - concluded
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

---------------------------------------------------------------------
Description                               Shares           Value
---------------------------------------------------------------------

Internet Application Software - 1.7%
Vocus*                                         1,232   $     39,633
                                                       ______________

Total Internet Application Software                          39,633
_____________________________________________________________________

Internet Content-Information/News - 0.4%
LoopNet*                                         835          9,436
                                                       ______________

Total Internet Content-Information/News                       9,436
_____________________________________________________________________

Investment Management/Advisory Services - 0.8%
Affiliated Managers Group*                       214         19,273
                                                       ______________

Total Investment Management/Advisory Services                19,273
_____________________________________________________________________

Machinery-Construction & Mining - 1.6%
Bucyrus International                            532         38,847
                                                       ______________

Total Machinery-Construction & Mining                        38,847
---------------------------------------------------------------------

Marine Services - 1.1%
Aegean Marine Petroleum Network                  671         27,303
                                                       ______________

Total Marine Services                                        27,303
---------------------------------------------------------------------

Medical Instruments - 3.6%
Conceptus*                                     3,256         60,203
NuVasive*                                        582         25,992
                                                       ______________

Total Medical Instruments                                    86,195
_____________________________________________________________________

Medical Labs & Testing Services - 0.8%
Icon ADR*                                        258         19,484
                                                       ______________

Total Medical Labs & Testing Services                        19,484
_____________________________________________________________________

Medical Products - 0.9%
Zoll Medical*                                    600         20,202
                                                       ______________

Total Medical Products                                       20,202
_____________________________________________________________________

Medical-Biomedical/Genetic - 4.0%
Alexion Pharmaceuticals*                         531         38,498
Illumina*                                        514         44,774
Sequenom*                                        705         11,252
                                                       --------------

Total Medical-Biomedical/Genetic                             94,524
---------------------------------------------------------------------

Medical-Generic Drugs - 0.7%
Perrigo                                          512         16,266
                                                       --------------

Total Medical-Generic Drugs                                  16,266
---------------------------------------------------------------------

Motion Pictures & Services - 1.4%
DreamWorks Animation SKG, Cl A*                1,137         33,894
                                                       --------------

Total Motion Pictures & Services                             33,894
---------------------------------------------------------------------

Networking Products - 2.8%
Atheros Communications*                        1,011         30,330
Starent Networks*                                752          9,460
Switch & Data Facilities*                      1,620         27,524
                                                       --------------

Total Networking Products                                    67,314
---------------------------------------------------------------------


---------------------------------------------------------------------
Description                               Shares           Value
---------------------------------------------------------------------

Oil & Gas Drilling - 2.2%
Hercules Offshore*                               681   $     25,892
Patterson-UTI Energy                             717         25,841
                                                       --------------

Total Oil & Gas Drilling                                     51,733
---------------------------------------------------------------------

Oil Companies-Exploration & Production - 8.8%
Arena Resources*                                 358         18,910
BPZ Resources*                                   744         21,874
Cano Petroleum*                                1,306         10,370
Carrizo Oil & Gas*                               515         35,065
GMX Resources*                                   407         30,159
Parallel Petroleum*                            2,468         49,680
Penn Virginia                                    226         17,045
Rex Energy*                                      916         24,182
                                                       --------------

Total Oil Companies-Exploration & Production                207,285
---------------------------------------------------------------------

Oil Field Machinery & Equipment - 2.7%
Dril-Quip*                                       228         14,364
T-3 Energy Services*                             624         49,589
                                                       ______________

Total Oil Field Machinery & Equipment                        63,953
_____________________________________________________________________

Physical Therapy/Rehabilitation Centers - 4.2%
Psychiatric Solutions*                         2,602         98,460
                                                       ______________

Total Physical Therapy/Rehabilitation Centers                98,460
_____________________________________________________________________

Printing-Commercial - 1.2%
VistaPrint*                                    1,022         27,349
                                                       --------------

Total Printing-Commercial                                    27,349
---------------------------------------------------------------------

Publishing-Newspapers - 0.7%
Dolan Media*                                     924         16,817
                                                       --------------

Total Publishing-Newspapers                                  16,817
---------------------------------------------------------------------

Research & Development - 1.2%
Parexel International*                         1,053         27,704
                                                       --------------

Total Research & Development                                 27,704
---------------------------------------------------------------------

Respiratory Products - 0.5%
Resmed*                                          312         11,151
                                                       ______________

Total Respiratory Products                                   11,151
_____________________________________________________________________

Retail-Apparel/Shoe - 0.7%
Aeropostale*                                     554         17,357
                                                       ______________

Total Retail-Apparel/Shoe                                    17,357
_____________________________________________________________________

Retail-Restaurants - 0.6%
Red Robin Gourmet Burgers*                       503         13,953
                                                       ______________

Total Retail-Restaurants                                     13,953
_____________________________________________________________________

---------------------------------------------------------------------
Description                               Shares           Value
---------------------------------------------------------------------

Schools - 5.1%
American Public Education*                       760   $     29,670
Capella Education*                               833         49,688
Strayer Education                                195         40,769
                                                       --------------

Total Schools                                               120,127
---------------------------------------------------------------------

Semiconductor Components-Integrated Circuits - 1.6%

Anadigics*                                     2,328         22,931
Techwell*                                      1,227         15,116
                                                       --------------

Total Semiconductor Components-Integrated Circuits           38,047
---------------------------------------------------------------------

Semiconductor Equipment - 0.8%
Teradyne*                                      1,619         17,922
                                                       ______________

Total Semiconductor Equipment                                17,922
_____________________________________________________________________

Telecommunications Equipment-Fiber Optics - 0.6%

IPG Photonics*                                   752         14,145
                                                       ______________

Total Telecommunications Equipment-Fiber Optics              14,145
_____________________________________________________________________

Therapeutics - 2.4%
BioMarin Pharmaceuticals*                        944         27,357
United Therapeutics*                             302         29,521
                                                       --------------

Total Therapeutics                                           56,878
---------------------------------------------------------------------

Transactional Software - 2.0%
Innerworkings*                                 2,600         31,096
Solera Holdings*                                 568         15,711
                                                       --------------

Total Transactional Software                                 46,807
_____________________________________________________________________

Transport-Rail - 1.1%
Genesee & Wyoming, Cl A*                         800         27,216
                                                       ______________

Total Transport-Rail                                         27,216
---------------------------------------------------------------------

Web Hosting/Design - 2.0%
Equinix*                                         522         46,573
                                                       --------------

Total Web Hosting/Design                                     46,573
---------------------------------------------------------------------

Wire & Cable Products - 3.8%
Belden                                         1,112         37,675
Fushi Copperweld*                                481         11,414
General Cable*                                   682         41,499
                                                       --------------

Total Wire & Cable Products                                  90,588
                                                       --------------

Total Common Stock (Cost $2,094,160)                      2,326,976
---------------------------------------------------------------------

Investment Company - 2.6%
iShares Russell 2000 Growth Index Fund           795         60,547
                                                       --------------

Total Investment Company (Cost $59,981)                      60,547
---------------------------------------------------------------------


---------------------------------------------------------------------
Description                               Shares           Value
---------------------------------------------------------------------

Money Market Fund - 2.0%
Dreyfus Cash Management Fund,
   Institutional Class, 2.780% (A)            48,366   $     48,366
                                                       ______________

Total Money Market Fund (Cost $48,366)                       48,366
_____________________________________________________________________

Total Investments - 103.0% (Cost $2,202,507)              2,435,889
_____________________________________________________________________

Other Assets and Liabilities, Net - (3.0)%                  (72,052)
_____________________________________________________________________

Total Net Assets - 100.0%                              $  2,363,837
_____________________________________________________________________

*    Non-income producing security.
(A) - The rate reported represents the 7-day effective yield as of June 30, 2008.
ADR - American Depositary Receipt
Cl - Class


FAS 157 Footnote Disclosure:

The Portfolio utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used as of June 30, 2008 in valuing the Portfolio's net assets were as follows:

                   Valuation Inputs                    Investments
---------------------------------------------------------------------
Level 1 - quoted prices                                $  2,435,889
Level 2 - other significant observable inputs                     -
Level 3 - significant unobservable inputs                         -
_____________________________________________________________________
Total                                                  $  2,435,889
---------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS & LIABILITIES
AS OF JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------
                                                                                             Old Mutual
                                                                                     Small Cap Growth Portfolio
--------------------------------------------------------------------------------------------------------------------
Assets:
   Investment Securities, at cost                                                           $ 2,202,507
--------------------------------------------------------------------------------------------------------------------
   Investment Securities, at value                                                          $ 2,435,889
   Receivable for Investment Securities Sold                                                     60,257
   Receivable for Dividends and Interest                                                            283
   Receivable from Investment Advisor                                                             6,706
--------------------------------------------------------------------------------------------------------------------
      Total Assets                                                                            2,503,135
--------------------------------------------------------------------------------------------------------------------
Liabilities:
   Payable for Investment Securities Purchased                                                   67,909
   Payable for Management Fees                                                                    4,534
   Payable for Capital Shares Redeemed                                                           16,790
   Payable for Trustees' Fees                                                                     2,113
   Accrued Expenses                                                                              47,952
--------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                                         139,298
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                  $ 2,363,837
--------------------------------------------------------------------------------------------------------------------
Net Assets:
   Paid-in Capital ($0.001 par value, unlimited authorization) based on 276,411
      outstanding shares of beneficial interest                                             $ 3,772,299
   Accumulated Net Investment Loss                                                              (10,446)
   Accumulated Net Realized Loss on Investments                                              (1,631,398)
   Net Unrealized Appreciation on Investments                                                   233,382
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                  $ 2,363,837
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share                                    $      8.55
--------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------
                                                                                        Old Mutual
                                                                                Small Cap Growth Portfolio
---------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends                                                                            $    3,325
   Less: Foreign Taxes Withheld                                                                (12)
---------------------------------------------------------------------------------------------------------------
      Total Investment Income                                                                3,313
---------------------------------------------------------------------------------------------------------------
Expenses:
   Management Fees                                                                          12,216
   Trustees' Fees                                                                            2,482
   Custodian Fees                                                                           12,155
   Professional Fees                                                                         9,612
   Printing Fees                                                                             9,415
   Transfer Agent Fees                                                                      12,366
   Pricing Fees                                                                                293
   Insurance Expense                                                                         5,397
   Other Expenses                                                                              997
---------------------------------------------------------------------------------------------------------------
      Total Expenses                                                                        64,933
---------------------------------------------------------------------------------------------------------------
Less:
   Waiver of Management Fees                                                               (12,216)
   Reimbursement of Other Expenses by Advisor                                              (38,953)
   Expense Reduction (1)                                                                        (5)
---------------------------------------------------------------------------------------------------------------
      Net Expenses                                                                          13,759
---------------------------------------------------------------------------------------------------------------
   Net Investment Loss                                                                     (10,446)
---------------------------------------------------------------------------------------------------------------
   Net Realized Loss from Investment Transactions                                         (417,226)
   Net Change in Unrealized Depreciation on Investments                                   (250,312)
---------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Loss on Investments                                        (667,538)
---------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Resulting from Operations                                     $ (677,984)
---------------------------------------------------------------------------------------------------------------

(1) All expense reductions are for transfer agent expenses. See Note 2.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------
                                                                                               Old Mutual
                                                                                       Small Cap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------
                                                                                     1/1/08 to
                                                                                      6/30/08            1/1/07 to
                                                                                    (Unaudited)           12/31/07
----------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Loss                                                             $  (10,446)          $   (28,926)
   Net Realized Gain (Loss) from Investments                                         (417,226)              501,561
   Net Change in Unrealized Appreciation (Depreciation) on Investments               (250,312)               98,272
----------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations                   (677,984)              570,907
----------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Shares Issued                                                                      120,526               460,424
   Shares Redeemed                                                                   (396,108)             (758,233)
----------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived from Capital Shares Transactions                   (275,582)             (297,809)
----------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                                           (953,566)              273,098
----------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period                                                              3,317,403             3,044,305
----------------------------------------------------------------------------------------------------------------------
   End of Period                                                                   $2,363,837           $ 3,317,403
----------------------------------------------------------------------------------------------------------------------
Accumulated Net Investment Loss                                                    $  (10,446)          $         -
----------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Shares Issued                                                                       14,021                45,090
   Shares Redeemed                                                                    (44,581)              (73,994)
----------------------------------------------------------------------------------------------------------------------
   Net Decrease in Shares Outstanding                                                 (30,560)              (28,904)
----------------------------------------------------------------------------------------------------------------------

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD ENDED DECEMBER 31,
 (UNLESS OTHERWISE NOTED)
AND FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED)



                                  Net
         Net                 Realized and                                                            Net
        Asset       Net       Unrealized                 Dividends  Distributions      Total        Asset                    Net
        Value,   Investment      Gains        Total      from Net       from         Dividends      Value,                 Assets,
      Beginning    Income      (Losses)        From     Investment     Capital          and          End       Total       End of
      of Period  (Loss) (1)  on Securities  Operations    Income        Gains      Distributions  of Period   Return       Period
------------------------------------------------------------------------------------------------------------------------------------
OLD MUTUAL SMALL CAP GROWTH PORTFOLIO
2008   $10.81     $(0.04)      $(2.22)       $(2.26)     $    -       $     -        $     -       $ 8.55    (20.91)%+  $ 2,363,837
2007     9.06      (0.09)        1.84          1.75           -             -              -        10.81     19.32%      3,317,403
2006     8.42      (0.07)        0.71          0.64           -             -              -         9.06      7.60%      3,044,305
2005     8.06      (0.08)        0.44          0.36           -             -              -         8.42      4.47%      3,298,303
2004     8.02      (0.08)        0.12          0.04           -             -              -         8.06      0.50%      4,390,461
2003     5.12      (0.07)        2.97          2.90           -             -              -         8.02     56.64%      5,866,653
------------------------------------------------------------------------------------------------------------------------------------


                       Ratio
                    of Expenses
                     to Average  Ratio of Net
                     Net Assets   Investment
          Ratio     (Excluding      Income
       of Expenses  Waivers and     (Loss)     Portfolio
        to Average    Expense     to Average    Turnover
        Net Assets  Reductions)   Net Assets     Rate
------------------------------------------------------------
OLD MUTUAL SMALL CAP GROWTH PORTFOLIO

2008     1.07%**      5.04%**      (0.81)%**    142.08%+
2007     1.07%        3.07%        (0.88)%      166.63%
2006     1.07%        2.46%        (0.83)%      299.96%
2005     1.20%        2.39%        (1.01)%       64.42%
2004     1.20%        1.94%        (1.13)%       80.70%
2003     1.20%        1.79%        (1.13)%       67.82%
------------------------------------------------------------

(1) Per share amounts for the year or period are calculated based on average outstanding shares.
**   Ratios for periods of less than one year have been annualized.
+ Total return and portfolio turnover rate are for the period indicated and have not been annualized. Total return would have been lower had certain expenses not been waived by the Advisor during the period.

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION
--------------------------------------------------------------------------------

Old Mutual Small Cap Growth Portfolio (the "Small Cap Growth Portfolio") is a series fund of Old Mutual Insurance Series Fund (the "Trust"), a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of the Small Cap Growth Portfolio and seven other funds: the Old Mutual Large Cap Growth Concentrated Portfolio, the Old Mutual Large Cap Growth Portfolio, the Old Mutual Mid-Cap Portfolio, the Old Mutual Select Value Portfolio, the Old Mutual Growth II Portfolio, the Old Mutual Small Cap Portfolio and the Old Mutual Columbus Circle Technology and Communications Portfolio (each a "Portfolio" and, collectively, the "Portfolios").

The Small Cap Growth Portfolio is classified as a diversified management investment company. The financial statements for the Small Cap Growth Portfolio are presented in this report; financial statements for the other Portfolios are presented separately. The Trust's prospectuses provide a description of each Portfolio's investment objectives, policies and investment strategies. The assets of a Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. Each Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies. At June 30, 2008, 100% of the outstanding shares of the Small Cap Growth Portfolio was held by the account of one participating insurance company.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

The following is a summary of the significant accounting policies followed by the Small Cap Growth Portfolio.

Use of Estimates in the Preparation of Financial Statements - The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation - Investment securities of a Portfolio that are listed on a securities exchange, market or automated quotation system and for which market quotations are readily available, including securities traded over-the-counter ("OTC") (except for securities traded on NASDAQ), are valued at the last quoted sales price on the principal market on which they are traded at the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern
Time) each day that the NYSE is open (the "Valuation Time"), or, if there is no such reported sale at the Valuation Time, at the most recent quoted bid price reported by the exchange or the OTC market. For securities traded on NASDAQ, the NASDAQ Official Closing Price provided by NASDAQ each business day will be used. If such prices are not available, these securities and unlisted securities for which market quotations are not readily available are valued in accordance with Fair Value Procedures established by the Board of Trustees of the Trust (the "Board"). The Portfolios use pricing services to report the market value of securities in the portfolios; if the pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, securities are valued in accordance with Fair Value Procedures established by the Board. The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. The valuation is assigned to Fair Valued securities for purposes of calculating a Portfolio's net asset value ("NAV"). Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities traded on the foreign exchanges in the Western Hemisphere may be valued at the last quoted sales price from the principal market in which they are traded before the valuation time and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued in accordance with the Fair Value Procedures established by the Board.

Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Portfolio's investment advisor, Old Mutual Capital, Inc. ("Old Mutual Capital" or the "Advisor") determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Portfolios calculate the NAVs. The fair value of the foreign security is translated from the local currency into U.S. dollars using current exchange rates.

Valuation of Options and Futures - Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Security Transactions and Investment Income - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date; interest income and expense is recognized on the accrual basis and includes amortization of premiums and accretion of discounts on investments, if applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods, if applicable.

Dividends and Distributions - Dividends from net investment income for a Portfolio are declared and paid annually, if available. Distributions from net realized capital gains for each Portfolio are generally made to shareholders annually, if available. Distributions to shareholders are recognized on the ex-dividend date.

Foreign Withholding Taxes - A Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Portfolio accrues such taxes when the related income is earned.

Foreign Currency Conversion - The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are converted into U.S. dollars on the following basis:

     (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and

     (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Portfolios do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The Portfolios report gains and losses on foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income or loss for federal income tax purposes.

Futures Contracts - A Portfolio may utilize futures contracts primarily to hedge against changes in security prices. Upon entering into a futures contract, the Portfolio will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit required to initiate the futures transaction. The Small Cap Growth Portfolio had no outstanding futures contracts as of June 30, 2008.

Options - A Portfolio may write or purchase financial options contracts primarily to hedge against changes in security prices, or securities that the Portfolio intends to purchase, and against fluctuations in fair value caused by changes in prevailing market interest rates. When the Portfolio writes or purchases an option, an amount equal to the premium received or paid by the Portfolio is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolio has realized a gain or a loss on investment transactions. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Small Cap Growth Portfolio had no outstanding options contracts as of June 30, 2008.

Other - Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are allocated to the Portfolios on the basis of relative net assets. The Trust has an arrangement with the transfer agent, DST Systems, Inc., whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. The transfer agent fees shown in the Statement of Operations are in total and do not reflect the expense reductions, if any, which are shown separately.

AS OF JUNE 30, 2008 (UNAUDITED)

3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

Investment Advisor - Old Mutual Capital serves as the investment advisor to each Portfolio. Old Mutual Capital is an indirect, wholly owned subsidiary of Old Mutual (US) Holdings, Inc. ("OMUSH"), which is a direct wholly owned subsidiary of OM Group (UK) Limited, which, in turn, is a direct wholly owned subsidiary of Old Mutual, plc, a London-Exchange listed international financial services firm. The Portfolios and the Advisor are parties to a management agreement (the "Management Agreement"), under which the Advisor is obligated to provide advisory services and administrative services to the Trust. Prior to January 1, 2006, advisory services were provided by Liberty Ridge Capital, Inc. ("Liberty Ridge"). In exchange for providing these services, Old Mutual Capital is entitled to receive a management fee ("Management Fee"), calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Small Cap Growth Portfolio as set forth in the table below.

                                                                 Management Fee Breakpoint Asset Thresholds
------------------------------------------------------------------------------------------------------------------------------------
                              $0 to         $300 million   $500 million   $750 million   $1.0 billion   $1.5 billion
                              less than     to less than   to less than   to less than   to less than   to less than   $2.0 billion
                              $300 million  $500 million   $750 million   $1.0 billion   $1.5 billion   $2.0 billion   or greater
------------------------------------------------------------------------------------------------------------------------------------
Old Mutual Small Cap
   Growth Portfolio             0.95%         0.90%          0.85%           0.80%         0.75%          0.70%          0.65%

Expense Limitation Agreement - In the interest of limiting expenses of the Small Cap Growth Portfolio, the Advisor has entered into an expense limitation agreement ("Expense Limitation Agreement"), with respect to the Small Cap Growth Portfolio, pursuant to which the Advisor has contractually agreed to waive through April 30, 2009, its Management Fees and assume other expenses of the Small Cap Growth Portfolio to the extent necessary to limit the total annual operating expenses to no more than 1.07% of the Small Cap Growth Portfolio's average daily net assets, exclusive of certain expenses such as interest, taxes, brokerage costs and commissions and other extraordinary expenses not incurred in the ordinary course of the Small Cap Growth Portfolio's business.

The Advisor may seek reimbursement for Management Fees waived and other expenses paid by the Advisor pursuant to the Expense Limitation Agreement during the previous three fiscal years in which the Management Fees were waived or other expenses paid. Reimbursement by the Small Cap Growth Portfolio of the Management Fees waived and other expenses paid by the Advisor, pursuant to the Expense Limitation Agreement, may be made when the Small Cap Growth Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Small Cap Growth Portfolio to exceed 1.07%. No reimbursement by the Small Cap Growth Portfolio will be made unless: (i) the Small Cap Growth Portfolio's assets exceed $75 million; (ii) the Small Cap Growth Portfolio's total annual operating expense ratio is less than 1.07%, and (iii) the payment of such reimbursement is approved by the Board. Old Mutual Capital and Liberty Ridge have agreed not to seek reimbursement of fees waived or limited or other expenses paid by Liberty Ridge prior to January 1, 2006.

At June 30, 2008, pursuant to the above, the amount of previously waived and reimbursed fees for the Small Cap Growth Portfolio for which the Advisor may seek reimbursement was $44,591 (expiring December 31, 2009), $65,768 (expiring December 31, 2010) and $51,169 (expiring December 31, 2011). As of June 30, 2008, the net assets of the Small Cap Growth Portfolio are less than $75 million.

Sub-Advisory Agreements - The Trust, on behalf of the Small Cap Growth Portfolio, and the Advisor have entered into a sub-advisory agreement (the `Sub-Advisory Agreement) with Copper Rock Capital Partners, LLC ("Copper Rock") to provide sub-advisory services to the Small Cap Growth Portfolio. For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement, Copper Rock is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of the Small Cap Growth Portfolio net of 50% of any waivers, reimbursement payments and alliance fees waived, reimbursed or paid by the Advisor. The sub-advisory fees are calculated as follows:

------------------------------------------------------------------------------------------------------------------------------------
                              $0 to         $300 million   $500 million   $750 million   $1.0 billion   $1.5 billion
                              less than     to less than   to less than   to less than   to less than   to less than   $2.0 billion
                              $300 million  $500 million   $750 million   $1.0 billion   $1.5 billion   $2.0 billion   or greater
------------------------------------------------------------------------------------------------------------------------------------
Old Mutual Small Cap
   Growth Portfolio             0.60%         0.55%          0.50%           0.45%         0.40%          0.35%          0.30%

From time to time, Old Mutual Capital may recommend the appointment of additional or replacement sub-advisors to the Board. The Trust and Old Mutual Capital have received exemptive relief from the Securities and Exchange Commission ("SEC") that permits the Trust to employ a "manager of managers" structure. Under this structure, Old Mutual Capital, with the approval of the Board, may hire, terminate or replace unaffiliated sub-advisors without shareholder approval, including, without limitation, the replacement or reinstatement of any unaffiliated sub-advisors with respect to which a sub-advisory agreement has automatically terminated as a result of an assignment. Under the manager of managers structure, Old Mutual Capital has the ultimate responsibility to oversee the sub-advisors and recommend their hiring, termination and replacement. Each of the Portfolios in the Trust intends to rely on the exemptive order and operate in the manner described above. Shareholders will be notified of any changes in unaffiliated sub-advisors. Shareholders of a Portfolio have the right to terminate a sub-advisory agreement with an unaffiliated sub-advisor for a Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

Sub-Administrator - Old Mutual Capital and The Bank of New York Mellon (the "Sub-Administrator") entered into a sub-administration and accounting agreement (the "Sub-Administration Agreement") effective December 10, 2007 pursuant to which the Sub-Administrator assists Old Mutual Capital in connection with the administration and business affairs of the Trust. Under the Sub-Administration Agreement, Old Mutual Capital pays the Sub-Administrator as follows: annual rates, based on the combined average daily gross assets of the funds within the Trust, Old Mutual Funds I, Old Mutual Funds II and Old Mutual Funds III (the "Old Mutual Complex"), of (1) 0.0475% of the first $6 billion, plus (2) 0.04% of the average daily gross assets in excess of $6 billion. Certain minimum fees also apply. The Sub-Administration Agreement provides that the Sub-Administrator will not be liable for any costs, damages, liabilities or claims incurred by the Sub-Administrator, except those arising out of the Sub-Administrator's or it's delegee's or agent's (if such delegee or agent is a subsidiary of the Sub-Administrator) negligence or wilful misconduct or the Sub-Administrator's failure to act in good faith. In no event shall the Sub-Administrator be liable to Old Mutual Capital or any third party for special, indirect or consequential damages.

Distributor - The Trust has entered into a distribution agreement with Old Mutual Investment Partners (the "Distributor"), a wholly owned subsidiary of the Advisor. The Distributor receives no compensation for serving in such capacity.

Transfer Agent - DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Trust. From time to time, the Trust may pay amounts to third parties that provide sub-transfer agency and other administrative services related to the Trust to persons who beneficially own interests in the Trust.

Custodian - The Bank of New York Mellon serves as the custodian for each of the Portfolios.

Officers of the Trust who are or were officers of the Advisor, Sub-Administrator and/or the Distributor received no compensation from the Trust.

4. INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

The cost of securities purchased and the proceeds from securities sold, other than short-term investments and U.S. Government securities, for the Small Cap Growth Portfolio for the six-month period ended June 30, 2008, were $3,641,566 and $3,810,563, respectively.

5. FEDERAL TAX INFORMATION
--------------------------------------------------------------------------------

The Small Cap Growth Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

The Portfolio adopted the provisions of Financial Accounting Standards Board
(FASB) Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes on June 29, 2007. FIN 48 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Portfolio's tax returns to determine whether these positions meet a "more-likely-than-not" standard that based on the technical merits have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

FIN 48 requires management of the Portfolio to analyze all open tax years, fiscal years 2003-2007 as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six-month period ended June 30, 2008, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to Paid-in Capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2007, primarily attributable to certain net operating losses, which, for tax purposes, are not available to offset future income, were reclassified to/from the following accounts:

    Decrease             Increase Undistributed Net
Paid-in Capital            Investment Income
-------------------------------------------------------
   $(28,926)                   $28,926
-------------------------------------------------------

This reclassification had no effect on net assets or net asset value per share.

No dividends or distributions were declared during the years ended December 31, 2007 and 2006, respectively.

AS OF JUNE 30, 2008 (UNAUDITED)

As of December 31, 2007, the components of distributable earnings/(accumulated losses) were as follows:

Capital loss carryforwards expiring:

   December 2010                         $(438,358)
   December 2011                          (750,921)
Unrealized Appreciation                    458,801
                                        -----------
                                         $(730,478)
                                        -----------

For federal income tax purposes, net realized capital losses may be carried forward and applied against future capital gains, as permitted by the Internal Revenue Code for a maximum period up to eight years. During the year ended December 31, 2007, the Small Cap Growth Portfolio utilized $506,973 of capital loss carryforwards to offset net realized capital gains.

The federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Small Cap Growth Portfolio for federal income tax purposes at June 30, 2008 were as follows:

                                                                Net
                Federal       Unrealized       Unrealized    Unrealized
                Tax Cost     Appreciation     Depreciation  Appreciation
-------------------------------------------------------------------------
              $2,202,507       $348,012        $(114,630)     $233,382


6. CONCENTRATIONS/RISKS
--------------------------------------------------------------------------------

Like all investments in securities, you risk losing money by investing in the Portfolios. The main risks of investing in the Small Cap Growth Portfolio are:

Stock Market Risk - The value of the stocks and other securities owned by the Small Cap Growth Portfolio will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or the sub-advisor may misgauge that worth.

Small Company Risk - The Small Cap Growth Portfolio invests in small-size companies. While small-size companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Small Cap Growth Portfolio could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Investment Style Risk - Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Small Cap Growth Portfolio's growth style of investing, and the Small Cap Growth Portfolio's returns may vary considerably from other equity funds using different investment styles.

Industry and Sector Risk - Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Small Cap Growth Portfolio may overweight specific industries within certain sectors, which may cause the Small Cap Growth Portfolio's performance to be susceptible to the economic, business or other developments that affect those industries. For example, the Small Cap Growth Portfolio's performance may be impacted by general economic conditions, worldwide scientific and technological developments, product cycles, competition, and government regulation.

In the normal course of business, the Small Cap Growth Portfolio enters into various contracts that provide for general indemnifications. The Small Cap Growth Portfolio's maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Small Cap Growth Portfolio. However, based on experience, the Small Cap Growth Portfolio expects the risk of loss to be remote.

7. INTERFUND LENDING
--------------------------------------------------------------------------------

Pursuant to resolutions adopted by the Boards of Trustees of each of the Trust, Old Mutual Funds II and Old Mutual Funds I (together, the "Trusts"), on behalf of certain series portfolios of the Trusts (for the purposes of this Note 7, "the OM Funds"), each of the OM Funds may lend an amount up to its prospectus-defined limitations to other OM Funds. All such lending shall be conducted pursuant to the exemptive order granted by the SEC on August 12, 2003 to the Trusts.

The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the OM Funds from investments in overnight repurchase agreements) and the bank loan rate (federal funds rate plus 50 basis points). None of the OM Funds may borrow more than 10% of their net assets.

The Portfolios had no outstanding borrowings or loans related to interfund lending at any time during the six-month period ended June 30, 2008.

8. LITIGATION
--------------------------------------------------------------------------------

In June 2004, Liberty Ridge [formerly know as Pilgrim Baxter & Associates, Ltd. ("PBA")], the former advisor to the Trust and the current sub-advisor to certain Portfolios, reached settlement agreements with respect to the market timing and selective disclosure actions filed by the SEC and New York Attorney General ("NYAG"). Under the NYAG settlement, if certain terms and undertakings in that settlement as described in the Trust's Statement of Additional Information ("SAI") are not met, the NYAG settlement stipulates that Liberty Ridge shall promptly terminate its management of the Portfolios. In this event, the Board would be required to seek new investment management of the Portfolios sub-advised by Liberty Ridge or consider other alternatives.

As part of the In Re Mutual Funds Investment Litigation pending in the U.S. District Court for the District of Maryland (the "MDL Court"), PBHG Funds (now known as Old Mutual Funds II), Liberty Ridge, its affiliates, and/or certain related and unrelated parties have been named as defendants in a class action suit ("Class Action Suit") and a separate derivative suit ("Derivative Suit") (together the "Civil Litigation"). The Civil Litigation consolidates and coordinates for pre-trial matters a number of individual class action suits and derivative suits based on similar claims, which previously had been filed against the PBHG Funds, Liberty Ridge and/or certain related parties in other jurisdictions, and had been transferred to the MDL Court. Information on the previously filed suits is contained in the Trust's SAI. Consolidated complaints in the Class Action and Derivative Suits were filed in the Civil Litigation on September 29, 2004 (MDL 1586).

The Civil Litigation and the previously filed suits are primarily based upon allegations that the defendants engaged in or facilitated market timing of the PBHG Funds, and also made selective disclosure of confidential portfolio information to certain defendants and other parties. The Civil Litigation alleges a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breaches of fiduciary duty; and (iii) false or misleading prospectus disclosure. The Civil Litigation requests compensatory and punitive damages. In addition, the Derivative Suit requests the removal of each of the Trustees, the removal of Liberty Ridge as investment advisor, the removal of PBHG Fund Distributors (now known as Old Mutual Investment Partners) as distributor, rescission of the management and other contracts between PBHG Funds and the defendants, and rescission of the PBHG Funds' 12b-1 Plan.

On August 30, 2005, the State of West Virginia Securities Division (the "WV Securities Division") entered a cease and desist order (the "Order" and, together with the Civil Litigation, the "Litigation") against PBA. The Trust was not named in the Order. In the Order, the WV Securities Division alleged that Liberty Ridge permitted short-term trading in excess of the Trust's disclosed limitation of four exchanges per year and also provided confidential portfolio information to customers of a broker-dealer who used the information to market time the Trust. The WV Securities Division further alleges in the Order that the foregoing violated the West Virginia Securities Act (W. Va. Code ss.ss. 32-1-101, et seq.) and is seeking that Liberty Ridge cease and desist from further violation of the West Virginia Securities Act; pay restitution; disgorge fees; pay administrative and investigatory costs and expenses, including counsel fees; pay an administrative assessment; and other relief. It is possible that similar actions based on the same facts and circumstances may be filed in the future by other state agencies. Such other actions will be described in the SAI.

At this stage of the Litigation it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against Liberty Ridge or any other named defendant. While it is currently too early to predict the result of the Litigation, Old Mutual Capital does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment advisor to the Portfolios. However, neither Liberty Ridge nor Old Mutual Capital is currently able to gauge the level of shareholder redemptions that may result from the news of the resolution of these pending lawsuits. Redemptions may require the Portfolios to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the Portfolios.

NOTES TO FINANCIAL STATEMENTS - concluded
AS OF JUNE 30, 2008 (UNAUDITED)

9. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

In March 2008, the FASB issued Statement of Financial Accounting Standards
(SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about a Portfolio's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 may have on the Portfolio's financial statement disclosures.

10. SUBSEQUENT EVENT
--------------------------------------------------------------------------------

Old Mutual Capital intends to seek approval from the Portfolio's Board on August 22, 2008 to liquidate the Portfolio and terminate the Trust on or around December 15, 2008.

PROXY VOTING AND PORTFOLIO HOLDINGS (Unaudited)

Proxy Voting

A description of the guidelines that the Trust uses to determine how to vote proxies relating to portfolio securities and information regarding how the Portfolio voted proxies relating to Portfolio securities during the six-month period ended June 30, 2008 is available (i) without charge upon request, by calling 888-772-2888 toll-free; (ii) on the SEC's website at http://www.sec.gov; and (iii) on the Trust's website at oldmutualfunds.com.

Old Mutual Insurance Series Fund Form N-Q Information

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov, or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330 toll-free.

PORTFOLIO EXPENSES EXAMPLE (Unaudited)

Six-Month Hypothetical Expense Example - June 30, 2008

Example. As a shareholder of a Portfolio you may pay two types of fees: transaction fees and fund-related fees. A Portfolio may charge transaction fees. A Portfolio also incurs various ongoing expenses, including management fees, and other Portfolio expenses, which are indirectly paid by shareholders and affect your investment return.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Small Cap Growth Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2008.

Actual Expenses. The first line in the following table provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, custody fees and transfer agent fees. However, the Example does not include client specific fees. The Example also does not include Portfolio trading commissions and related trading expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Small Cap Growth Portfolio under the heading entitled "Expenses Paid During Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Small Cap Growth Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Small Cap Growth Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Small Cap Growth Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios or funds. If these transactional costs were included, your costs would have been higher.

                                                                                           Annualized
                                                                                            Expense        Expenses
                                                             Beginning        Ending         Ratios          Paid
                                                              Account        Account         For the        During
                                                               Value          Value         Six-Month      Six-Month
                                                              1/1/08         6/30/08         Period         Period*
----------------------------------------------------------------------------------------------------------------------
Old Mutual Small Cap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------
   Actual Portfolio Return                                   $1,000.00        $790.90        1.07%          $4.76
   Hypothetical 5% Return                                     1,000.00       1,019.54        1.07            5.37
----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Small Cap Growth Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

FOR MORE INFORMATION

For investors who want more information about the Old Mutual Insurance Series Fund please contact us at:


     | By Telephone:
     | 888.772.2888
     |
     | By Mail:
     | Old Mutual Insurance Series Fund
     | P.O. Box 219534
     | Kansas City, Missouri 64121-9534
     |
     | Via the Internet:
     | oldmutualfunds.com

This semi-annual report is intended for the information of Old Mutual Insurance Series Fund shareholders, but may be used by prospective investors when preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains important information about the objectives, risks, share classes, charges and expenses of the Old Mutual Insurance Series Fund, by visiting oldmutualfunds.com or by calling 888.772.2888. Please read the prospectus carefully before investing.














                                                               [OLD MUTUAL LOGO]

Funds distributed by Old Mutual Investment Partners
R-08-340 08/2008

Item 2.       Code of Ethics.

              Not applicable to semiannual reports.

Item 3.       Audit Committee Financial Expert.

              Not applicable to semiannual reports.

Item 4.       Principal Accountant Fees and Services.

              Not applicable to semiannual reports.

Item 5.       Audit Committee of Listed Registrants.

              Not applicable.

Item 6.       Schedule of Investments.

              SCHEDULE I - INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS is included as part of the reports to shareholders filed under Item 1 of this report.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

              Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

              Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

              Not applicable.

Item 10.      Submission of Matters to a Vote of Security Holders.

              No material changes have been made to the procedures by which shareholders may recommend nominees to the board, where those changes were implemented after Old Mutual Insurance Series Fund (the "registrant") last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item 10.

Item 11.      Controls and Procedures.

              (a) Based on an evaluation of the Disclosure Controls and Procedures of the registrant as of a date within 90 days of the filing date of this report, the registrant's PEO and PFO, or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant's management, including the registrant's PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

              (b) During the quarter ended June 30, 2008, there has been no change in the registrant's internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Items 12.     Exhibits.

              (a)(1) Not applicable to semiannual reports.

              (a)(2) Attached hereto as Exhibit EX-99.CERT.

              (a)(3) Not applicable.

              (b) Attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



OLD MUTUAL INSURANCE SERIES FUND

By:        /s/ Julian F. Sluyters
           --------------------------------------------------
           Julian F. Sluyters, President

Date:      August 8, 2008



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:        /s/ Julian F. Sluyters
           ---------------------------------------------------
           Julian F. Sluyters, Principal Executive Officer

Date:      August 8, 2008




By:        /s/ Robert T. Kelly
           ---------------------------------------------------
           Robert T. Kelly, Principal Financial Officer

Date:      August 8, 2008